MML Asset Momentum Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 20.5%
COMMON STOCK — 20.5%
Communications — 1.2%
Internet — 0.8%
Rightmove PLC	35,000	$232,667
Telecommunications — 0.4%
NTT DOCOMO, Inc.	5,600	124,192
		356,859
Consumer, Cyclical — 3.0%
Distribution & Wholesale — 3.0%
Pool Corp.	5,100	841,347
Consumer, Non-cyclical — 2.9%
Health Care – Products — 0.8%
Advanced Medical Solutions Group PLC	54,425	224,542
Health Care – Services — 1.2%
Fresenius SE & Co. KGaA	5,900	328,644
Household Products & Wares — 0.9%
Henkel AG & Co. KGaA	2,000	190,054
Portmeirion Group PLC	5,600	79,852
		269,906
		823,092
Financial — 5.6%
Diversified Financial Services — 5.6%
Mastercard, Inc. Class A	5,300	1,247,885
Visa, Inc. Class A	2,200	343,618
		1,591,503
Industrial — 4.3%
Building Materials — 0.3%
Breedon Group PLC (a)	88,437	77,987
Electronics — 1.3%
Halma PLC	17,600	383,546
Hand & Machine Tools — 0.5%
Schindler Holding AG	700	145,262
Machinery – Diversified — 2.2%
Keyence Corp.	400	249,906
Roper Technologies, Inc.	1,100	376,167
		626,073
		1,232,868
Technology — 3.5%
Computers — 2.6%
Fortinet, Inc. (a)	8,800	738,936
Software — 0.9%
EMIS Group PLC	11,800	$161,662
Nexus AG	3,400	90,263
		251,925
		990,861

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $4,680,975)		5,836,530
TOTAL EQUITIES (Cost $4,680,975)		5,836,530

	Principal Amount
BONDS & NOTES — 10.5%
U.S. TREASURY OBLIGATIONS — 10.5%
U.S. Treasury Bonds & Notes — 10.5%
U.S. Treasury Note 1.750% 11/30/19 (b)	$3,000,000	2,986,606
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,991,914)		2,986,606
TOTAL BONDS & NOTES (Cost $2,991,914)		2,986,606

	Number of Shares
MUTUAL FUNDS — 57.8%
Diversified Financial Services — 57.8%
iShares MSCI Brazil Capped Index Fund	36,000	1,475,640
iShares MSCI India ETF	6,600	232,650
iShares MSCI Mexico ETF (c)	17,000	741,030
State Street Navigator Securities Lending Prime Portfolio (d)	4,253,403	4,253,403
Vanguard Short-Term Bond ETF (c)	82,000	6,526,380
Vanguard Total Stock Market ETF (c)	22,200	3,212,562
		16,441,665
TOTAL MUTUAL FUNDS (Cost $15,997,882)		16,441,665
TOTAL LONG-TERM INVESTMENTS (Cost $23,670,771)		25,264,801

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 26.3%
Repurchase Agreement — 26.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (e)	$7,483,264	$7,483,264
TOTAL SHORT-TERM INVESTMENTS (Cost $7,483,264)		7,483,264
TOTAL INVESTMENTS — 115.1% (Cost $31,154,035) (f)		32,748,065
Other Assets/(Liabilities) — (15.1)%		(4,295,435)
NET ASSETS — 100.0%		$28,452,630

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $4,166,019 or 14.64% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $7,484,044. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $7,633,726.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts at March 31, 2019:

		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
Contract to Buy
GBP	1,016,335	HSBC Bank USA	6/21/19		$1,400,000	$(71,004)
Cross Currency Forwards
AUD	1,960,000	HSBC Bank USA	3/05/20	NZD	2,041,921	$1,426
GBP	995,000	HSBC Bank USA	4/05/19	AUD	1,846,464	(15,031)
						(13,605)
BRL	4,932,782	JP Morgan Chase Bank N.A.	6/21/19	GBP	1,016,000	(76,033)
						$(89,638)

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
NASDAQ 100 E-Mini Index	6/21/19	32	$4,569,514	$166,806
S&P 500 E-Mini Index	6/21/19	111	15,409,666	340,124
				$506,930

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
GBP	British Pound
NZD	New Zealand Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 62.7%
COMMON STOCK — 62.6%
Basic Materials — 1.3%
Chemicals — 0.7%
Air Products & Chemicals, Inc.	2,675	$510,818
Celanese Corp.	5,200	512,772
CF Industries Holdings, Inc.	37,790	1,544,855
DowDuPont, Inc.	20	1,066
Eastman Chemical Co.	6,070	460,592
Linde PLC	6,736	1,185,065
LyondellBasell Industries NV Class A	8,640	726,451
The Mosaic Co.	6,700	182,977
PPG Industries, Inc.	8	903
The Sherwin-Williams Co.	3	1,292
		5,126,791
Forest Products & Paper — 0.3%
International Paper Co.	38,787	1,794,674
Iron & Steel — 0.1%
Nucor Corp.	12,056	703,468
Mining — 0.2%
Freeport-McMoRan, Inc.	19,464	250,891
Newmont Mining Corp.	29,270	1,046,988
		1,297,879
		8,922,812
Communications — 9.4%
Advertising — 0.4%
The Interpublic Group of Cos., Inc.	67,722	1,422,839
Omnicom Group, Inc.	12,147	886,610
		2,309,449
Internet — 5.2%
Alphabet, Inc. Class A (a)	4,070	4,789,942
Alphabet, Inc. Class C (a)	5,731	6,724,240
Amazon.com, Inc. (a)	7,320	13,035,090
Booking Holdings, Inc. (a)	891	1,554,715
eBay, Inc.	20,777	771,658
Expedia Group, Inc.	5,157	613,683
F5 Networks, Inc. (a)	1,400	219,702
Facebook, Inc. Class A (a)	34,450	5,742,470
Netflix, Inc. (a)	5,633	2,008,502
Symantec Corp.	55	1,264
TripAdvisor, Inc. (a)	37	1,904
VeriSign, Inc. (a)	2,991	543,046
		36,006,216
Media — 1.9%
CBS Corp. Class B	20,857	991,333
Charter Communications, Inc. Class A (a)	1,871	649,069
Comcast Corp. Class A	90,324	$3,611,153
Discovery, Inc. Class A (a)	49,400	1,334,788
Discovery, Inc. Class C (a)	31,343	796,739
DISH Network Corp. Class A (a)	52,600	1,666,894
Fox Corp. Class A (a)	2,022	74,228
Fox Corp. Class B (a)	2,700	96,876
News Corp. Class A	7,566	94,121

	Number of Shares	Value
Viacom, Inc. Class B	52,610	1,476,763
The Walt Disney Co.	22,667	2,516,689
		13,308,653
Telecommunications — 1.9%
AT&T, Inc.	95,226	2,986,287
CenturyLink, Inc.	144,928	1,737,687
Cisco Systems, Inc.	80,042	4,321,468
Corning, Inc.	21,667	717,178
Juniper Networks, Inc.	7,289	192,940
Motorola Solutions, Inc.	13,337	1,872,781
Verizon Communications, Inc.	25,055	1,481,502
		13,309,843
		64,934,161
Consumer, Cyclical — 7.0%
Airlines — 0.8%
Alaska Air Group, Inc.	300	16,836
American Airlines Group, Inc.	28,200	895,632
Delta Air Lines, Inc.	23,200	1,198,280
Southwest Airlines Co.	33,183	1,722,530
United Continental Holdings, Inc. (a)	22,100	1,763,138
		5,596,416
Apparel — 0.3%
Capri Holdings Ltd. (a)	2,800	128,100
Hanesbrands, Inc.	27,700	495,276
NIKE, Inc. Class B	2,784	234,440
PVH Corp.	1,620	197,559
Ralph Lauren Corp.	2,960	383,853
Under Armour, Inc. Class C (a)	28,300	534,021
VF Corp.	2,200	191,202
		2,164,451
Auto Manufacturers — 0.6%
Ford Motor Co.	128,513	1,128,344
General Motors Co.	29,000	1,075,900
PACCAR, Inc.	28,522	1,943,489
		4,147,733
Auto Parts & Equipment — 0.2%
Aptiv PLC	9,300	739,257
BorgWarner, Inc.	16,000	614,560
		1,353,817

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Distribution & Wholesale — 0.1%
Fastenal Co.	82	$5,273
W.W. Grainger, Inc.	1,072	322,597
		327,870
Home Builders — 0.1%
D.R. Horton, Inc.	4,747	196,431
PulteGroup, Inc.	22,973	642,325
		838,756
Home Furnishing — 0.1%
Leggett & Platt, Inc.	86	3,631
Whirlpool Corp.	6,543	869,499
		873,130
Housewares — 0.1%
Newell Brands, Inc.	31,700	486,278
Leisure Time — 0.4%
Harley-Davidson, Inc.	26,702	952,194
Norwegian Cruise Line Holdings Ltd. (a)	25,800	1,417,968
Royal Caribbean Cruises Ltd.	4,910	562,784
		2,932,946
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	12,700	1,055,497
Marriott International, Inc. Class A	921	115,208
MGM Resorts International	5,900	151,394
Wynn Resorts Ltd.	8	955
		1,323,054
Retail — 4.1%
Advance Auto Parts, Inc.	1,010	172,235
AutoZone, Inc. (a)	2,294	2,349,331
Best Buy Co., Inc.	22,992	1,633,812
Chipotle Mexican Grill, Inc. (a)	1,470	1,044,156
Costco Wholesale Corp.	7,370	1,784,572
Darden Restaurants, Inc.	2,654	322,381
Dollar Tree, Inc. (a)	48	5,042
Foot Locker, Inc.	31,400	1,902,840
The Gap, Inc.	10,990	287,718
Genuine Parts Co.	34	3,809
The Home Depot, Inc.	7,617	1,461,626
Kohl’s Corp.	26,030	1,790,083
L Brands, Inc.	2,200	60,676
Lowe’s Cos., Inc.	14,795	1,619,609
Macy’s, Inc.	54,951	1,320,473
McDonald’s Corp.	2,040	387,396
Nordstrom, Inc.	36,008	1,598,035
O’Reilly Automotive, Inc. (a)	3,663	1,422,343
Ross Stores, Inc.	2,644	246,157
Starbucks Corp.	29,654	2,204,478
Tapestry, Inc.	6,220	202,088
Target Corp.	17,286	1,387,374
Tiffany & Co.	802	$84,651
The TJX Cos., Inc.	16,412	873,283
Walgreens Boots Alliance, Inc.	23,457	1,484,124
Walmart, Inc.	25,562	2,493,062
Yum! Brands, Inc.	35	3,493
		28,144,847

	Number of Shares	Value
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	461	39,194
Mattel, Inc. (a) (b)	90	1,170
		40,364
		48,229,662
Consumer, Non-cyclical — 13.4%
Agriculture — 0.4%
Altria Group, Inc.	15,059	864,838
Archer-Daniels-Midland Co.	92	3,968
Philip Morris International, Inc.	18,886	1,669,334
		2,538,140
Beverages — 1.1%
Brown-Forman Corp. Class B	15	791
The Coca-Cola Co.	56,630	2,653,682
Constellation Brands, Inc. Class A	542	95,029
Molson Coors Brewing Co. Class B	28,400	1,694,060
PepsiCo, Inc.	24,860	3,046,593
		7,490,155
Biotechnology — 1.9%
Amgen, Inc.	23,331	4,432,423
Biogen, Inc. (a)	7,472	1,766,231
Celgene Corp. (a)	29,576	2,790,200
Gilead Sciences, Inc.	46,510	3,023,615
Regeneron Pharmaceuticals, Inc. (a)	2,090	858,196
		12,870,665
Commercial Services — 1.4%
Automatic Data Processing, Inc.	10,699	1,709,058
Cintas Corp.	8	1,617
Ecolab, Inc.	2	353
Equifax, Inc.	132	15,642
H&R Block, Inc.	16,363	391,730
Moody’s Corp.	3,330	603,030
PayPal Holdings, Inc. (a)	26,977	2,801,292
Quanta Services, Inc.	40,613	1,532,735
Robert Half International, Inc.	17,426	1,135,478
S&P Global, Inc.	1,018	214,340
Total System Services, Inc.	8,207	779,747
United Rentals, Inc. (a)	6,170	704,922
		9,889,944
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	5,906	404,797
The Estee Lauder Cos., Inc. Class A	3,620	599,291

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
The Procter & Gamble Co.	43,149	$4,489,654
		5,493,742
Foods — 1.0%
Campbell Soup Co.	1,624	61,923
Conagra Brands, Inc.	7,774	215,651
General Mills, Inc.	14,262	738,058
The Hershey Co.	1,647	189,125
Hormel Foods Corp.	3,232	144,664
The J.M. Smucker Co.	845	98,443
Kellogg Co.	8,428	483,599
The Kraft Heinz Co.	4,958	161,879
The Kroger Co.	76,658	1,885,787
McCormick & Co., Inc.	161	24,251
Mondelez International, Inc. Class A	23,275	1,161,888
Sysco Corp.	15,134	1,010,346
Tyson Foods, Inc. Class A	14,601	1,013,747
		7,189,361
Health Care – Products — 0.6%
Abbott Laboratories	2,801	223,912
Baxter International, Inc.	7,161	582,261
Becton Dickinson and Co.	242	60,435
Boston Scientific Corp. (a)	300	11,514
The Cooper Cos., Inc.	1,240	367,251
Danaher Corp.	2,996	395,532
DENTSPLY SIRONA, Inc.	56	2,777
Hologic, Inc. (a)	1,400	67,760
Intuitive Surgical, Inc. (a)	288	164,327
Medtronic PLC	12,800	1,165,824
Stryker Corp.	4,550	898,716
Thermo Fisher Scientific, Inc.	1,041	284,942
Varian Medical Systems, Inc. (a)	7	992
Zimmer Biomet Holdings, Inc.	2,455	313,503
		4,539,746
Health Care – Services — 1.2%
Anthem, Inc.	2,746	788,047
Centene Corp. (a)	6,020	319,662
DaVita, Inc. (a)	21,330	1,158,006
HCA Healthcare, Inc.	6,380	831,824
Humana, Inc.	1,864	495,824
IQVIA Holdings, Inc. (a)	7,040	1,012,704
Laboratory Corp. of America Holdings (a)	2	306
Quest Diagnostics, Inc.	3,309	297,545
UnitedHealth Group, Inc.	14,914	3,687,636
Universal Health Services, Inc. Class B	50	6,689
		8,598,243
Household Products & Wares — 0.2%
Avery Dennison Corp.	1,915	216,395
The Clorox Co.	723	116,013
Kimberly-Clark Corp.	7,345	$910,045
		1,242,453

	Number of Shares	Value
Pharmaceuticals — 4.8%
AbbVie, Inc.	51,622	4,160,217
Allergan PLC	5,580	816,968
AmerisourceBergen Corp.	16,407	1,304,685
Bristol-Myers Squibb Co.	34,767	1,658,734
Cardinal Health, Inc.	35,678	1,717,896
Cigna Corp. (a)	6,633	1,066,719
CVS Health Corp.	36,101	1,946,927
Eli Lilly & Co.	7,974	1,034,706
Johnson & Johnson	45,422	6,349,541
McKesson Corp.	15,085	1,765,850
Merck & Co., Inc.	51,583	4,290,158
Mylan NV (a)	57,947	1,642,218
Perrigo Co. PLC	13,100	630,896
Pfizer, Inc.	101,341	4,303,952
Zoetis, Inc.	2,100	211,407
		32,900,874
		92,753,323
Energy — 2.8%
Oil & Gas — 2.5%
Anadarko Petroleum Corp.	7,948	361,475
Apache Corp.	21	728
Cabot Oil & Gas Corp.	48	1,253
Chevron Corp.	33,248	4,095,489
Cimarex Energy Co.	2,600	181,740
ConocoPhillips	39,239	2,618,811
Devon Energy Corp.	6,447	203,467
EOG Resources, Inc.	78	7,424
EQT Corp.	97	2,012
Exxon Mobil Corp.	35,497	2,868,157
Helmerich & Payne, Inc.	60	3,334
Hess Corp.	3,032	182,617
HollyFrontier Corp.	27,300	1,345,071
Marathon Oil Corp.	106,627	1,781,737
Marathon Petroleum Corp.	11,800	706,230
Noble Energy, Inc.	56	1,385
Occidental Petroleum Corp.	5,415	358,473
Phillips 66	17,939	1,707,255
Pioneer Natural Resources Co.	1	152
Valero Energy Corp.	10,440	885,625
		17,312,435
Oil & Gas Services — 0.1%
Baker Hughes a GE Co.	31	859
Halliburton Co.	167	4,893
National Oilwell Varco, Inc.	1,094	29,144
Schlumberger Ltd.	4,531	197,416
TechnipFMC PLC	8,340	196,157
		428,469

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Pipelines — 0.2%
Kinder Morgan, Inc.	77,638	$1,553,536
The Williams Cos., Inc.	48	1,379
		1,554,915
		19,295,819
Financial — 10.6%
Banks — 4.3%
Bank of America Corp.	279,698	7,716,868
The Bank of New York Mellon Corp.	25,107	1,266,146
BB&T Corp.	3,166	147,314
Citigroup, Inc.	67,151	4,178,135
Citizens Financial Group, Inc.	44,600	1,449,500
Comerica, Inc.	21,321	1,563,256
Fifth Third Bancorp	11,821	298,126
The Goldman Sachs Group, Inc.	12,980	2,492,030
Huntington Bancshares, Inc.	6,800	86,224
JP Morgan Chase & Co.	21,262	2,152,352
KeyCorp	32,764	516,033
M&T Bank Corp.	6,045	949,186
Morgan Stanley	7,397	312,154
Northern Trust Corp.	3,459	312,728
The PNC Financial Services Group, Inc.	1,508	184,971
Regions Financial Corp.	26,715	378,017
State Street Corp.	6,576	432,767
SunTrust Banks, Inc.	8,400	497,700
SVB Financial Group (a)	700	155,652
US Bancorp	7,602	366,340
Wells Fargo & Co.	75,216	3,634,437
Zions Bancorp NA	21,141	960,013
		30,049,949
Diversified Financial Services — 2.6%
Alliance Data Systems Corp.	8,190	1,433,086
American Express Co.	9,309	1,017,474
Ameriprise Financial, Inc.	11,356	1,454,704
Capital One Financial Corp.	9,452	772,134
The Charles Schwab Corp.	21,112	902,749
Discover Financial Services	17,183	1,222,742
E*TRADE Financial Corp.	31,561	1,465,377
Franklin Resources, Inc.	13,787	456,901
Intercontinental Exchange, Inc.	1,115	84,896
Invesco Ltd.	2,112	40,783
Jefferies Financial Group, Inc.	37	695
Mastercard, Inc. Class A	9,160	2,156,722
Nasdaq, Inc.	45	3,937
Raymond James Financial, Inc.	4,900	394,009
Synchrony Financial	65,400	2,086,260
T. Rowe Price Group, Inc.	4,706	471,165
Visa, Inc. Class A	21,142	3,302,169
The Western Union Co.	23,888	441,211
		17,707,014

	Number of Shares	Value
Insurance — 2.2%
Aflac, Inc.	14,844	$742,200
The Allstate Corp.	4,235	398,852
American International Group, Inc.	46	1,981
Aon PLC	3,445	588,061
Assurant, Inc.	5,216	495,051
Berkshire Hathaway, Inc. Class B (a)	16,156	3,245,579
Brighthouse Financial, Inc. (a)	26	944
Chubb Ltd.	5,418	758,953
Cincinnati Financial Corp.	4,419	379,592
Everest Re Group Ltd.	3,000	647,880
The Hartford Financial Services Group, Inc.	24,752	1,230,669
Lincoln National Corp.	24,251	1,423,534
Loews Corp.	4,483	214,870
Marsh & McLennan Cos., Inc.	5,813	545,841
MetLife, Inc.	32,190	1,370,328
Principal Financial Group, Inc.	8,129	407,994
The Progressive Corp.	18,114	1,305,838
Prudential Financial, Inc.	9,337	857,884
Torchmark Corp.	3,282	268,960
The Travelers Cos., Inc.	2,287	313,685
Unum Group	10,731	363,030
		15,561,726
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	8,087	399,902
Real Estate Investment Trusts (REITS) — 1.3%
American Tower Corp.	119	23,450
Apartment Investment & Management Co. Class A	82	4,124
AvalonBay Communities, Inc.	2,081	417,719
Boston Properties, Inc.	3	402
Crown Castle International Corp.	8,230	1,053,440
Digital Realty Trust, Inc.	280	33,320
Duke Realty Corp.	9,000	275,220
Equinix, Inc.	120	54,379
Equity Residential	56	4,218
Essex Property Trust, Inc.	1,500	433,860
Extra Space Storage, Inc.	7,000	713,370
HCP, Inc.	35	1,096
Host Hotels & Resorts, Inc.	27,837	526,119
Iron Mountain, Inc.	48	1,702
Kimco Realty Corp.	93,867	1,736,540
Mid-America Apartment Communities, Inc.	60	6,560
Prologis, Inc.	12,838	923,694
Public Storage	3,103	675,771
Simon Property Group, Inc.	3,715	676,910
SL Green Realty Corp.	2,790	250,877
Ventas, Inc.	1,025	65,405
Vornado Realty Trust	1,373	92,595

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Welltower, Inc.	15,900	$1,233,840
Weyerhaeuser Co.	26	685
		9,205,296
Savings & Loans — 0.1%
People’s United Financial, Inc.	25,351	416,770
		73,340,657
Industrial — 6.0%
Aerospace & Defense — 1.3%
Arconic, Inc.	8	153
The Boeing Co.	14,342	5,470,325
General Dynamics Corp.	602	101,906
Harris Corp.	770	122,977
L3 Technologies, Inc.	970	200,179
Lockheed Martin Corp.	1,530	459,245
Northrop Grumman Corp.	348	93,821
Raytheon Co.	3,309	602,503
United Technologies Corp.	14,543	1,874,447
		8,925,556
Building Materials — 0.4%
Johnson Controls International PLC	19,765	730,119
Masco Corp.	41,725	1,640,210
Vulcan Materials Co.	5	592
		2,370,921
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	7,700	638,869
Emerson Electric Co.	4,869	333,380
		972,249
Electronics — 0.6%
Agilent Technologies, Inc.	4,763	382,850
Allegion PLC	1,633	148,130
Amphenol Corp. Class A	4,264	402,692
FLIR Systems, Inc.	2,852	135,698
Fortive Corp.	5,878	493,105
Garmin Ltd.	2,100	181,335
Honeywell International, Inc.	12,632	2,007,478
PerkinElmer, Inc.	20	1,927
Waters Corp. (a)	1,540	387,633
		4,140,848
Engineering & Construction — 0.2%
Fluor Corp.	29,709	1,093,291
Jacobs Engineering Group, Inc.	820	61,656
		1,154,947
Environmental Controls — 0.3%
Pentair PLC	38,323	1,705,757
Republic Services, Inc.	337	27,088
Waste Management, Inc.	1,973	205,014
		1,937,859
Hand & Machine Tools — 0.0%
Snap-on, Inc.	1,171	$183,285
Stanley Black & Decker, Inc.	9	1,226
		184,511
Machinery – Construction & Mining — 0.0%
Caterpillar, Inc.	1,915	259,463

	Number of Shares	Value
Machinery – Diversified — 0.7%
Cummins, Inc.	3,035	479,136
Dover Corp.	13,273	1,245,007
Flowserve Corp.	24,270	1,095,548
Rockwell Automation, Inc.	9,913	1,739,335
Roper Technologies, Inc.	663	226,726
Xylem, Inc.	3,355	265,179
		5,050,931
Miscellaneous – Manufacturing — 0.9%
3M Co.	4,822	1,001,915
Eaton Corp. PLC	13,566	1,092,877
General Electric Co.	86	859
Illinois Tool Works, Inc.	285	40,906
Ingersoll-Rand PLC	9,600	1,036,320
Parker-Hannifin Corp.	8,608	1,477,305
Textron, Inc.	33,272	1,685,560
		6,335,742
Packaging & Containers — 0.2%
Ball Corp.	4	231
Packaging Corp. of America	5,550	551,559
Sealed Air Corp.	53	2,441
WestRock Co.	19,067	731,220
		1,285,451
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	6,930	1,435,896
Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	6,620	575,874
CSX Corp.	19,307	1,444,550
Expeditors International of Washington, Inc.	126	9,563
Norfolk Southern Corp.	7,813	1,460,172
Union Pacific Corp.	11,252	1,881,334
United Parcel Service, Inc. Class B	16,140	1,803,484
		7,174,977
		41,229,351
Technology — 10.2%
Computers — 4.6%
Accenture PLC Class A	12,730	2,240,735
Apple, Inc.	93,867	17,830,037
Cognizant Technology Solutions Corp. Class A	10,256	743,047
DXC Technology Co.	16,979	1,091,919

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Fortinet, Inc. (a)	14,300	$1,200,771
Hewlett Packard Enterprise Co.	111,874	1,726,216
HP, Inc.	71,974	1,398,455
International Business Machines Corp.	20,860	2,943,346
NetApp, Inc.	22,098	1,532,275
Seagate Technology PLC	15,600	747,084
Western Digital Corp.	7,147	343,485
		31,797,370
Office & Business Equipment — 0.2%
Xerox Corp.	51,136	1,635,329
Semiconductors — 1.8%
Analog Devices, Inc.	1,072	112,849
Applied Materials, Inc.	1,939	76,901
Broadcom, Inc.	7,049	2,119,705
Intel Corp.	55,423	2,976,215
KLA-Tencor Corp.	2,179	260,194
Lam Research Corp.	4,103	734,478
Microchip Technology, Inc.	21	1,742
Micron Technology, Inc. (a)	29,817	1,232,337
NVIDIA Corp.	6	1,077
QUALCOMM, Inc.	29,200	1,665,276
Skyworks Solutions, Inc.	6,010	495,705
Texas Instruments, Inc.	19,154	2,031,665
Xilinx, Inc.	3,756	476,223
		12,184,367
Software — 3.6%
Activision Blizzard, Inc.	200	9,106
Adobe, Inc. (a)	50	13,325
Akamai Technologies, Inc. (a)	20,026	1,436,064
Autodesk, Inc. (a)	37	5,765
Broadridge Financial Solutions, Inc.	720	74,657
Cadence Design Systems, Inc. (a)	3,600	228,636
Citrix Systems, Inc.	17,837	1,777,635
Electronic Arts, Inc. (a)	867	88,113
Fidelity National Information Services, Inc.	5,500	622,050
Fiserv, Inc. (a)	3,352	295,915
Intuit, Inc.	2,470	645,683
Microsoft Corp.	119,995	14,152,210
Oracle Corp.	84,757	4,552,298
Paychex, Inc.	64	5,133
Red Hat, Inc. (a)	1	183
salesforce.com, Inc. (a)	4,034	638,865
Synopsys, Inc. (a)	600	69,090
		24,614,728
		70,231,794
Utilities — 1.9%
Electric — 1.9%
AES Corp.	96,487	1,744,485
Ameren Corp.	660	48,543
American Electric Power Co., Inc.	8,085	$677,119
CenterPoint Energy, Inc.	23,731	728,542
CMS Energy Corp.	7,903	438,932
Consolidated Edison, Inc.	2,182	185,055
Dominion Energy, Inc.	1,747	133,925
DTE Energy Co.	3,020	376,715
Duke Energy Corp.	15,190	1,367,100
Edison International	426	26,378

	Number of Shares	Value
Entergy Corp.	4,798	458,833
Eversource Energy	12,912	916,106
Exelon Corp.	22,140	1,109,878
FirstEnergy Corp.	16,380	681,572
NextEra Energy, Inc.	3,040	587,693
NRG Energy, Inc.	17,000	722,160
Pinnacle West Capital Corp.	1,396	133,430
PPL Corp.	32,718	1,038,469
Public Service Enterprise Group, Inc.	1,424	84,600
Sempra Energy	2,231	280,794
The Southern Co.	19,122	988,225
WEC Energy Group, Inc.	4,542	359,181
Xcel Energy, Inc.	5,472	307,581
		13,395,316
Gas — 0.0%
NiSource, Inc.	713	20,435
		13,415,751
TOTAL COMMON STOCK (Cost $319,857,517)		432,353,330
PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 3 mo. USD LIBOR + 3.165%, 5.100% VRN (b)	20,000	510,400
TOTAL PREFERRED STOCK (Cost $500,000)		510,400
TOTAL EQUITIES (Cost $320,357,517)		432,863,730

	Principal Amount
BONDS & NOTES — 36.7%
CORPORATE DEBT — 13.8%
Aerospace & Defense — 0.1%
Rockwell Collins, Inc. 3.500% 3/15/27	$275,000	271,531
United Technologies Corp. 6.125% 7/15/38	80,000	97,153
		368,684

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Agriculture — 0.2%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	$767,000	$688,614
4.350% 3/15/24	350,000	354,438
Reynolds American, Inc. 5.850% 8/15/45	320,000	328,456
		1,371,508
Airlines — 0.3%
American Airlines Group, Inc. 5.500% 10/01/19 (c)	1,379,000	1,396,100
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 10/01/22	29,616	29,767
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 4/01/28	282,540	288,106
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 3/01/26	91,818	93,229
WestJet Airlines Ltd. 3.500% 6/16/21 (c)	117,000	114,045
		1,921,247
Auto Manufacturers — 0.6%
Ford Motor Co. 5.291% 12/08/46	80,000	67,030
Ford Motor Credit Co. LLC 3.336% 3/18/21	400,000	393,907
3.810% 1/09/24	450,000	426,092
4.140% 2/15/23	465,000	455,310
4.375% 8/06/23	475,000	465,051
5.085% 1/07/21	238,000	242,313
General Motors Co. 4.200% 10/01/27	215,000	206,183
5.150% 4/01/38	130,000	118,802
General Motors Financial Co., Inc. 3.500% 11/07/24	740,000	714,960
4.150% 6/19/23	582,000	587,458
4.200% 11/06/21	301,000	306,236
Volkswagen Group of America Finance LLC 4.625% 11/13/25 (c)	225,000	232,791
		4,216,133
Banks — 2.0%
Associated Banc-Corp. 4.250% 1/15/25	494,000	506,329
Banco Santander SA 3.125% 2/23/23	400,000	395,304
Bank of America Corp. 4.183% 11/25/27	555,000	563,597
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	$200,000	$204,578
4.750% 4/21/45	125,000	130,900
6.110% 1/29/37	220,000	261,049
7.750% 5/14/38	95,000	131,904
Bank of Montreal 3.803% VRN 12/15/32 (d)	395,000	381,965
Barclays Bank PLC 10.179% 6/12/21 (c)	190,000	215,080
Barclays PLC 4.063% FRN 5/16/24 (d)	345,000	334,851
4.337% 1/10/28	260,000	258,413
CIT Group, Inc. 4.750% 2/16/24	480,000	498,000
Citigroup, Inc. 3.875% 3/26/25	387,000	389,902

	Principal Amount	Value
8.125% 7/15/39	90,000	135,293
Credit Suisse AG 6.500% 8/08/23 (c)	350,000	374,836
Credit Suisse Group AG 4.282% 1/09/28 (c)	500,000	505,744
Deutsche Bank AG 3.150% 1/22/21	310,000	305,338
Discover Bank 4.682% VRN 8/09/28 (d)	495,000	503,633
First Republic Bank 4.375% 8/01/46	935,000	915,139
Fulton Financial Corp. 3.600% 3/16/22	230,000	230,304
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	74,006
HSBC Holdings PLC 4.250% 3/14/24	200,000	204,545
4.583% VRN 6/19/29 (d)	455,000	478,268
ING Groep NV 4.100% 10/02/23	635,000	652,672
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	236,504
Morgan Stanley 4.350% 9/08/26	775,000	795,105
5.000% 11/24/25	275,000	294,764
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	350,000	347,514
SVB Financial Group 3.500% 1/29/25	400,000	395,102
Synchrony Bank 3.000% 6/15/22	595,000	587,157
The Bank of Nova Scotia 4.500% 12/16/25	200,000	207,934
4.650% VRN 12/31/99 (d) (e)	715,000	657,800

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.950% 1/15/27	$212,000	$236,960
6.750% 10/01/37	200,000	243,815
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (c)	445,000	440,240
Valley National Bancorp 5.125% 9/27/23	245,000	257,923
Wells Fargo & Co. 5.375% 11/02/43	159,000	178,775
5.606% 1/15/44	110,000	126,989
		13,658,232
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46 (c)	825,000	828,617
Molson Coors Brewing Co. 4.200% 7/15/46	285,000	253,320
5.000% 5/01/42	60,000	58,832
		1,140,769
Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	90,000	96,422
Celgene Corp. 3.450% 11/15/27	290,000	286,491
4.350% 11/15/47	200,000	194,866
		577,779
Building Materials — 0.2%
CRH America Finance, Inc. 3.950% 4/04/28 (c)	520,000	512,789
Standard Industries, Inc. 5.000% 2/15/27 (c)	771,000	746,174
5.375% 11/15/24 (c)	246,000	252,150
5.500% 2/15/23 (c)	178,000	181,115
		1,692,228
Chemicals — 0.5%
DowDuPont, Inc. 5.319% 11/15/38	365,000	405,763
Huntsman International LLC 4.500% 5/01/29	270,000	269,345
5.125% 11/15/22	197,000	205,619
Incitec Pivot Finance LLC 6.000% 12/10/19 (c)	185,000	188,457
LYB International Finance BV 5.250% 7/15/43	175,000	178,848
Syngenta Finance NV 3.698% 4/24/20 (c)	760,000	762,706
4.441% 4/24/23 (c)	400,000	408,075
The Mosaic Co. 4.050% 11/15/27	167,000	166,701
The Sherwin-Williams Co. 4.500% 6/01/47	$105,000	$103,331
Yara International ASA 4.750% 6/01/28 (c)	595,000	618,322
		3,307,167
Commercial Services — 0.0%
ERAC USA Finance LLC 6.700% 6/01/34 (c)	78,000	96,843

	Principal Amount	Value
Computers — 0.1%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (c)	76,000	81,742
Leidos Holdings, Inc. 4.450% 12/01/20	835,000	847,525
		929,267
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/23/23	395,000	387,681
3.875% 1/23/28 (b)	980,000	915,974
4.500% 5/15/21	290,000	296,269
Affiliated Managers Group, Inc. 3.500% 8/01/25	590,000	588,122
Aircastle Ltd. 4.400% 9/25/23	190,000	193,475
5.000% 4/01/23	525,000	545,602
Ally Financial, Inc. 4.125% 2/13/22	375,000	378,281
Antares Holdings LP 6.000% 8/15/23 (c)	495,000	486,593
Ares Finance Co. LLC 4.000% 10/08/24 (c)	355,000	343,314
Brookfield Finance, Inc. 4.850% 3/29/29	433,000	445,205
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	200,000	184,897
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	360,000	355,565
International Lease Finance Corp. 5.875% 8/15/22	135,000	145,547
Lazard Group LLC 3.625% 3/01/27	184,000	178,324
4.500% 9/19/28	285,000	293,376
Legg Mason, Inc. 5.625% 1/15/44	175,000	172,969
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (c)	24,000	24,495
Synchrony Financial 4.375% 3/19/24	115,000	116,483
		6,052,172

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Electric — 0.7%
CMS Energy Corp. 4.700% 3/31/43	$115,000	$120,084
4.875% 3/01/44	390,000	426,966
Duke Energy Corp. 3.750% 9/01/46	195,000	182,299
EDP Finance BV 3.625% 7/15/24 (c)	420,000	416,853
Entergy Louisiana LLC 4.950% 1/15/45	165,000	172,193
IPALCO Enterprises, Inc. 3.450% 7/15/20	615,000	615,157
3.700% 9/01/24	170,000	170,867
Israel Electric Corp. Ltd. 4.250% 8/14/28 (c)	425,000	427,142
Metropolitan Edison Co. 4.300% 1/15/29 (c)	328,000	343,290
Nevada Power Co., Series N, 6.650% 4/01/36	135,000	175,201
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	59,199
Pennsylvania Electric Co. 4.150% 4/15/25 (c)	295,000	300,791
Puget Energy, Inc. 3.650% 5/15/25	350,000	347,791
Southwestern Electric Power Co. 6.200% 3/15/40	180,000	220,933
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (c)	155,000	152,196
Xcel Energy, Inc. 6.500% 7/01/36	390,000	497,943
		4,628,905
Electronics — 0.3%
Arrow Electronics, Inc. 3.250% 9/08/24	305,000	295,681
3.875% 1/12/28	145,000	139,589
4.500% 3/01/23	80,000	82,733
Ingram Micro, Inc. 5.450% STEP 12/15/24	203,000	201,268
The ADT Security Corp. 6.250% 10/15/21	1,122,000	1,177,034
		1,896,305
Foods — 0.1%
Ingredion, Inc. 3.200% 10/01/26	81,000	77,413
Mars, Inc. 3.950% 4/01/49 (c)	290,000	293,097
Smithfield Foods, Inc. 5.200% 4/01/29 (c) (h)	100,000	100,508
		471,018
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	$250,000	$246,750
Gas — 0.1%
NiSource, Inc. 4.800% 2/15/44	285,000	299,842
5.800% 2/01/42	175,000	201,498
Spire, Inc. 4.700% 8/15/44	290,000	311,313
		812,653

	Principal Amount	Value
Health Care – Products — 0.1%
Becton Dickinson and Co. 4.685% 12/15/44	225,000	232,190
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	265,000	247,959
		480,149
Health Care – Services — 0.0%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	165,000	173,512
Humana, Inc. 4.800% 3/15/47	125,000	131,674
		305,186
Home Builders — 0.2%
Lennar Corp. 4.500% 11/15/19	766,000	766,957
4.750% 5/30/25	200,000	204,000
PulteGroup, Inc. 5.000% 1/15/27	300,000	297,750
		1,268,707
Housewares — 0.1%
Newell Brands, Inc. 3.850% 4/01/23	800,000	791,067
Insurance — 1.2%
American International Group, Inc. 4.200% 4/01/28	360,000	365,987
4.500% 7/16/44	200,000	191,521
4.750% 4/01/48	75,000	74,594
5.750% VRN 4/01/48 (d)	425,000	414,269
AmTrust Financial Services, Inc. 6.125% 8/15/23	495,000	465,373
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	188,967
Athene Holding Ltd. 4.125% 1/12/28	1,255,000	1,206,372
AXA Equitable Holdings, Inc. 4.350% 4/20/28	225,000	228,414
AXIS Specialty Finance PLC 4.000% 12/06/27	665,000	661,663

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
CNO Financial Group, Inc. 4.500% 5/30/20	$133,000	$133,665
5.250% 5/30/25	465,000	481,275
Enstar Group Ltd. 4.500% 3/10/22	370,000	376,763
Prudential Financial, Inc. 5.700% VRN 9/15/48 (d)	480,000	485,784
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	990,000	999,900
The Progressive Corp. 5.375% VRN 12/31/99 (d) (e)	200,000	198,250
Trinity Acquisition PLC 4.400% 3/15/26	195,000	202,327
USF&G Capital I 8.500% 12/15/45 (c)	150,000	218,273
Voya Financial, Inc. 4.700% VRN 1/23/48 (d)	180,000	155,700
Willis North America, Inc. 4.500% 9/15/28	480,000	499,035
7.000% 9/29/19	97,000	98,804
XLIT Ltd. 4.450% 3/31/25	758,000	789,141
5.500% 3/31/45	100,000	110,489
		8,546,566
Internet — 0.1%
Amazon.com, Inc. 4.050% 8/22/47	425,000	450,027
Investment Companies — 0.3%
Ares Capital Corp. 3.500% 2/10/23	710,000	690,429
3.875% 1/15/20	525,000	527,550
BlackRock TCP Capital Corp. 4.125% 8/11/22	470,000	451,804
FS KKR Capital Corp. 4.000% 7/15/19	505,000	505,923
		2,175,706
Iron & Steel — 0.3%
ArcelorMittal 5.125% 6/01/20	320,000	327,184
5.250% STEP 8/05/20	718,000	737,737
Vale Overseas Ltd. 5.875% 6/10/21	475,000	494,713
6.875% 11/21/36	230,000	263,120
		1,822,754
Lodging — 0.1%
MGM Resorts International 6.625% 12/15/21	416,000	444,600
Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.875% 10/15/21	$700,000	$707,420
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (c)	200,000	201,250
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	225,000	252,226
Comcast Corp. 3.400% 7/15/46	220,000	194,864
Discovery Communications LLC 3.950% 3/20/28	400,000	388,639

	Principal Amount	Value
5.000% 9/20/37	160,000	155,562
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	122,687
8.250% 4/01/19	45,000	45,000
Warner Media LLC 6.250% 3/29/41	25,000	29,122
		1,389,350
Mining — 0.2%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (c)	149,000	148,802
Glencore Funding LLC 3.875% 10/27/27 (c)	160,000	152,792
4.625% 4/29/24 (c)	600,000	618,935
Kinross Gold Corp. 4.500% 7/15/27	166,000	157,700
5.125% 9/01/21	650,000	669,500
		1,747,729
Miscellaneous – Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	520,000	451,266
Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 3.875% STEP 9/15/20	135,000	134,831
3.875% STEP 10/01/21	485,000	478,841
		613,672
Oil & Gas — 1.0%
Anadarko Petroleum Corp. 6.450% 9/15/36	250,000	287,641
6.600% 3/15/46	257,000	312,460
Antero Resources Corp. 5.375% 11/01/21	1,264,000	1,268,740
Cenovus Energy, Inc. 3.000% 8/15/22	200,000	195,953
4.250% 4/15/27 (b)	400,000	393,220
6.750% 11/15/39	100,000	111,449

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Diamondback Energy, Inc. 4.750% 11/01/24 (c)	$428,000	$437,544
Encana Corp. 6.500% 2/01/38	80,000	93,868
EQT Corp. 3.900% 10/01/27	1,090,000	1,019,499
4.875% 11/15/21	250,000	259,402
Helmerich & Payne, Inc. 4.650% 3/15/25	190,000	198,312
Marathon Petroleum Corp. 4.500% 4/01/48 (c)	85,000	80,671
4.750% 9/15/44	100,000	99,555
6.500% 3/01/41	170,000	207,141
Nabors Industries, Inc. 5.500% 1/15/23 (b)	215,000	205,217
Newfield Exploration Co. 5.625% 7/01/24	250,000	273,050
5.750% 1/30/22	417,000	444,985
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	175,000	179,988
Petroleos Mexicanos 3.500% 1/30/23	100,000	95,510
4.625% 9/21/23	100,000	98,501
5.350% 2/12/28	190,000	176,320
5.500% 1/21/21	635,000	645,795
6.375% 1/23/45	80,000	70,664
6.500% 3/13/27	60,000	60,420
6.625% 6/15/38	37,000	34,133
		7,250,038
Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.950% 12/01/42	366,000	308,945
Patterson-UTI Energy, Inc. 3.950% 2/01/28	410,000	387,112
		696,057
Packaging & Containers — 0.1%
Amcor Finance USA, Inc. 3.625% 4/28/26 (c)	715,000	700,129
Pharmaceuticals — 0.6%
AbbVie, Inc. 4.700% 5/14/45	490,000	471,991
Bayer US Finance II LLC 3.875% 12/15/23 (c)	250,000	251,893
4.400% 7/15/44 (c)	615,000	543,797
CVS Health Corp. 5.050% 3/25/48	230,000	231,703
6.125% 9/15/39	175,000	198,788
CVS Pass-Through Trust 5.926% 1/10/34 (c)	260,757	289,540
Express Scripts Holding Co. 4.500% 2/25/26	$280,000	$293,116
4.800% 7/15/46	195,000	198,232
McKesson Corp. 4.883% 3/15/44 (b)	60,000	59,933
6.000% 3/01/41	125,000	141,834
Mylan NV 3.150% 6/15/21	57,000	56,834
Mylan, Inc. 3.125% 1/15/23 (c)	225,000	219,808
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	200,000	196,812

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	51,000	50,764
2.200% 7/21/21	895,000	853,269
4.100% 10/01/46	75,000	53,271
		4,111,585
Pipelines — 0.9%
Andeavor Logistics LP 6.875% VRN 12/31/99 (d) (e)	300,000	301,500
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	97,000	99,668
Energy Transfer Operating LP 6.500% 2/01/42	100,000	111,086
Energy Transfer Operating LP 4.200% 4/15/27	440,000	441,695
6.125% 12/15/45	75,000	81,564
6.250% VRN 12/31/99 (d) (e)	540,000	510,300
Energy Transfer Operating LP 5.875% 1/15/24	200,000	218,312
7.500% 10/15/20	425,000	452,483
EnLink Midstream Partners LP 4.150% 6/01/25	621,000	597,712
4.850% 7/15/26	149,000	147,912
Enterprise Products Operating LLC 5.250% VRN 8/16/77 (d)	225,000	208,125
5.375% VRN 2/15/78 (d)	195,000	173,950
EQM Midstream Partners LP 4.750% 7/15/23	500,000	509,942
Kinder Morgan Energy Partners LP 6.375% 3/01/41	65,000	75,450
6.500% 2/01/37	120,000	138,872
6.550% 9/15/40	90,000	104,927
6.950% 1/15/38	10,000	12,210
MPLX LP 4.500% 4/15/38	195,000	185,221
5.200% 3/01/47	35,000	35,514
Phillips 66 Partners LP 4.680% 2/15/45	28,000	27,583

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Plains All American Pipeline LP 6.125% VRN 12/31/99 (d) (e)	$585,000	$548,438
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	320,000	327,839
4.700% 6/15/44	100,000	92,880
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	230,000	228,008
5.300% 4/01/44	75,000	73,506
Western Gas Partners LP 4.000% 7/01/22	781,000	792,081
Western Midstream Operating LP 4.500% 3/01/28	105,000	104,124
		6,600,902
Private Equity — 0.1%
Hercules Capital, Inc. 4.625% 10/23/22	470,000	459,923
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	550,000	564,217
		1,024,140
Real Estate Investment Trusts (REITS) — 0.4%
American Tower Trust #1 3.652% 3/23/28 (c)	310,000	311,637
Crown Castle International Corp. 5.200% 2/15/49 (b)	146,000	153,630
Healthcare Trust of America Holdings LP 3.500% 8/01/26	375,000	363,527
Host Hotels & Resorts LP 3.875% 4/01/24	245,000	245,722
Mid-America Apartments LP 3.600% 6/01/27	155,000	154,077
National Retail Properties, Inc. 4.300% 10/15/28	155,000	161,623
SBA Tower Trust 2.877% 7/15/46 (c)	200,000	198,168
3.156% 10/10/45 (c)	210,000	210,010
3.168% 4/09/47 (c)	260,000	258,599
STORE Capital Corp. 4.625% 3/15/29	250,000	253,704
VEREIT Operating Partnership LP 4.625% 11/01/25	260,000	268,908
Weingarten Realty Investors 3.250% 8/15/26	85,000	80,521
		2,660,126
Retail — 0.2%
Dollar Tree, Inc. 3.700% 5/15/23	250,000	253,522
4.000% 5/15/25	375,000	379,070
4.200% 5/15/28	$320,000	$318,868
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (c)	445,000	434,436
The Home Depot, Inc. 5.950% 4/01/41	150,000	192,395
		1,578,291

	Principal Amount	Value
Semiconductors — 0.1%
Marvell Technology Group Ltd. 4.200% 6/22/23	275,000	280,390
Microchip Technology, Inc. 3.922% 6/01/21 (c)	165,000	166,448
		446,838
Software — 0.1%
Microsoft Corp. 4.450% 11/03/45	530,000	600,769
Telecommunications — 0.4%
AT&T, Inc. 3.400% 5/15/25	200,000	197,903
4.750% 5/15/46	600,000	586,312
5.250% 3/01/37	95,000	99,533
CenturyLink, Inc. 6.150% 9/15/19	140,000	141,225
Cisco Systems, Inc. 5.500% 1/15/40	55,000	69,674
Crown Castle Towers LLC 4.241% 7/15/48 (c)	250,000	255,512
Hughes Satellite Systems Corp. 6.500% 6/15/19	175,000	175,893
Sprint Communications, Inc. 9.250% 4/15/22	410,000	477,650
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	730,000	739,979
Telefonica Emisiones SAU 4.665% 3/06/38	180,000	171,802
Verizon Communications, Inc. 6.550% 9/15/43	149,000	193,472
		3,108,955
Transportation — 0.1%
Autoridad del Canal de Panama 4.950% 7/29/35 (c)	210,000	223,389
CSX Corp. 4.750% 11/15/48	155,000	167,734
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (c)	105,000	106,692
		497,815
Trucking & Leasing — 0.2%
DAE Funding LLC 4.000% 8/01/20 (c)	173,000	173,433

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (c)	$250,000	$248,750
5.250% 8/15/22 (c)	1,005,000	1,030,024
		1,452,207
TOTAL CORPORATE DEBT (Cost $94,116,327)		95,309,711
MUNICIPAL OBLIGATIONS — 0.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	325,000	365,235
Orange County Local Transportation Authority BAB 6.908% 2/15/41	230,000	313,122
Panhandle-Plains Student Finance Corp., Series 2001-A2, 3.970% FRN 12/01/31 (d)	300,000	297,906
State of California BAB 7.550% 4/01/39	475,000	721,392
7.600% 11/01/40	105,000	163,011
		1,860,666
TOTAL MUNICIPAL OBLIGATIONS (Cost $1,751,475)		1,860,666
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.0%
Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class B, 3.700% 3/20/23 (c)	184,000	185,528
Series 2019-1A, Class C, 4.530% 3/20/23 (c)	305,000	308,595
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.290% 2/25/24 (c)	1,240,000	1,233,712
Series 2018-1A, Class B, 3.600% 2/25/24 (c)	650,000	646,276
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B 3.950% 11/14/28 (c)	424,000	426,040
		2,800,151
Commercial MBS — 1.3%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.112% VRN 7/05/40 (c) (d)	710,000	735,022
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 3.834% FRN 9/15/34 (c) (d)	130,000	128,943
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d) (h)	$150,000	$155,894
Series 2019-BN16, Class AS, 4.267% 2/15/52	176,250	186,031
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	136,855	144,306
Series 2018-BN14, Class C, 4.599% VRN 9/15/60 (d)	210,000	216,564
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (c) (d)	350,000	365,574
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (c) (d)	280,000	284,799
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (c) (d)	210,000	209,605
BHMS Mortgage Trust Series 2018-ATLS, Class A, 3.734% FRN 7/15/35 (c) (d)	970,000	968,486

	Principal Amount	Value
Series 2018-ATLS, Class B, 3.984% FRN 7/15/35 (c) (d)	850,000	848,425
BX Commercial Mortgage Trust Series 2018-IND, Class B, 3.384% FRN 11/15/35 (c) (d)	204,442	203,995
Series 2018-IND, Class E, 4.184% FRN 11/15/35 (c) (d)	343,463	343,678
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 4.234% FRN 12/15/37 (c) (d)	224,629	225,187
Commercial Mortgage Pass-Through Certificates Series 2012-CR4, Class B, 3.703% 10/15/45 (c)	195,000	184,111
Series 2014-UBS2, Class A5, 3.961% 3/10/47	319,000	333,888
Series 2015-CR23, Class C, 4.252% VRN 5/10/48 (d)	140,000	140,391
Series 2014-UBS5, Class B, 4.514% VRN 9/10/47 (d)	290,000	299,573
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471% VRN 11/10/46 (c) (d)	110,000	114,683
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.614% VRN 7/10/38 (d)	121,199	121,839
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS 4.948% 1/10/45 (c)	100,000	104,451
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class AS, 3.056% 8/15/49	490,000	478,964

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2007-CB18, Class AM, 5.466% VRN 6/12/47 (d)	$355	$356
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	500,000	528,900
Series 2018-H3, Class B, 4.620% 7/15/51	120,000	127,192
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (c) (d)	250,000	258,932
MSCG Trust, Series 2018-SELF, Class C, 3.664% FRN 10/15/37 (c) (d)	90,000	89,211
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.482% VRN 8/15/39 (d)	9,291	9,318
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (d)	135,901	135,999
VNO Mortgage Trust, Series 2013-PENN, Class A 3.808% 12/13/29 (c)	240,000	243,191
Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1, 3.349% 11/15/43 (c)	9,326	9,346
Series 2019-C49, Class AS, 4.244% 3/15/52	291,000	305,919
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	240,000	254,959
Series 2018-C45, Class B, 4.556% 6/15/51	60,000	64,494
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	195,843
		9,018,069
Home Equity ABS — 0.0%
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720% 3.206% FRN 3/25/35	10,662	10,791
Other ABS — 5.0%
321 Henderson Receivables LLC Series 2005-1A, Class A1, 1 mo. USD LIBOR + .230% 2.714% FRN 11/15/40 (c)	56,438	53,372
Series 2015-1A, Class A, 3.260% 9/15/72 (c)	46,427	45,853
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 4.211% FRN 1/25/35	34,010	33,860
AASET Trust, Series 2017-1A, Class A 3.967% 5/16/42 (c)	964,283	961,931
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (c)	$329,723	$334,063
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (c)	388,139	405,111
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 4.267% FRN 10/15/28 (c)	410,000	410,016
Alterna Funding II LLC, Series 2015-1A, Class A 2.500% 2/15/24 (c)	19,572	19,401
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (c)	309,600	316,314
Ascentium Equipment Receivables Trust, Series 2018-2A, Class D 4.150% 7/10/24 (c)	488,000	493,701
Assurant CLO III Ltd., Series 2018-2A, Class C, 5.011% FRN 10/20/31 (c) (d)	310,000	298,777
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class A1R, 3.919% FRN 11/27/31 (c) (d)	960,000	957,373
Atrium XV, Series 15A, Class B, 4.526% FRN 1/23/31 (c) (d)	250,000	248,241
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 4.011% FRN 7/20/30 (c)	400,000	399,992

	Principal Amount	Value
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3.851% FRN 4/20/31 (c) (d)	260,000	256,636
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (c)	47,085	47,085
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (c)	121,343	120,599
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (c)	275,500	284,903
Capital Automotive LLC, Series 2017-1A, Class A2 4.180% 4/15/47 (c)	137,317	139,985
Capital Automotive REIT, Series 2014-1A, Class A 3.660% 10/15/44 (c)	160,000	160,650
Carlyle Global Market Strategies CLO Ltd. Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220% 3.913% FRN 8/14/30 (c)	750,000	748,963
Series 2018-4A, Class A2, 4.637% FRN 1/20/31 (c) (d)	720,000	714,825

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (c)	$759,950	$760,958
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (c)	7,561	7,532
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.953% FRN 11/16/30 (c) (d)	340,000	338,407
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3.961% FRN 10/20/30 (c) (d)	480,000	478,656
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.946% FRN 9/25/34	10,475	10,405
Crestline Denali CLO XIV Ltd., Series 2016-1A, Class A1R, 4.052% FRN 10/23/31 (c) (d)	250,000	248,655
Cronos Containers Program I Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (c)	155,556	154,276
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (c) (h)	419,000	420,885
Series 2019-1A, Class A23, 4.352% 5/20/49 (c) (h)	379,000	381,371
Diamond Resorts Owner Trust Series 2016-1, Class A, 3.080% 11/20/28 (c)	233,601	233,496
Series 2018-1, Class A, 3.700% 1/21/31 (c)	255,470	259,478
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.116% 7/25/48 (c)	307,675	314,315
Series 2017-1A, Class A23, 4.118% 7/25/47 (c)	108,350	110,080
Series 2015-1A, Class A2II, 4.474% 10/25/45 (c)	525,150	547,117
Drug Royalty Corp., Inc., Series 2012-1, Class A2 5.800% 7/15/24 (c)	2,436	2,435
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 4.200% FRN 10/15/30 (c) (d)	700,000	693,788
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	76,487	75,874
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (c) (h)	196,000	195,966
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725% 4.211% FRN 1/25/35	$420,000	$427,946
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.761% FRN 4/20/31 (c) (d)	500,000	491,987
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (c)	133,333	132,142
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (c)	326,943	326,028
Series 2017-2A, Class A, 3.260% 10/15/53 (c)	397,350	396,253
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	243,583	246,182
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.131% FRN 4/25/35	10,222	10,168
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (c)	225,315	231,625
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (c)	179,857	177,599
Series 2017-3A, Class A1, 3.190% 9/20/48 (c)	214,849	216,519
Series 2016-4A, Class A1, 3.570% 9/20/47 (c)	186,905	188,282
Series 2018-1A, Class A2, 4.670% 9/20/48 (c)	409,364	423,196

	Principal Amount	Value
Highbridge Loan Management Ltd. Series 13A-18, Class C, 4.586% 10/15/30 (c)	350,000	338,443
Series 12A-18, Class B, 4.630% FRN 7/18/31 (c) (d)	250,000	241,955
Hilton Grand Vacations Trust Series 2013-A, Class A, 2.280% 1/25/26 (c)	23,251	23,192
Series 2018-AA, Class C, 4.000% 2/25/32 (c)	173,918	176,824
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class B 5.430% 8/15/62 (c)	1,100,000	1,177,477
JG Wentworth XLII LLC, Series 2018-2A, Class A 3.960% 10/15/75 (c)	296,488	306,383
JG Wentworth XXXV LLC, Series 2015-2A, Class A 3.870% 3/15/58 (c)	87,784	91,652

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (c)	$375,373	$376,955
KKR CLO Ltd., Series 24, Class A1, 3.991% FRN 4/20/32 (c) (d)	300,000	299,816
KREF Ltd., Series 2018-FL1, Class C, 4.484% FRN 6/15/36 (c) (d)	210,000	208,463
Lendmark Funding Trust Series 2017-1A, Class A, 2.830% 12/22/25 (c)	200,000	198,369
Series 2018-1A, Class A, 3.810% 12/21/26 (c)	280,000	283,668
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 4.980% FRN 10/18/30 (c) (d)	550,000	539,082
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 4.284% FRN 7/15/30 (c) (d)	430,000	423,054
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, 4.476% FRN 1/23/31 (c) (d)	250,000	247,739
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.960% FRN 12/18/30 (c) (d)	1,000,000	990,295
Mariner Finance Issuance Trust, Series 2017-BA, Class A 2.920% 12/20/29 (c)	750,000	746,752
Marlette Funding Trust, Series 2017-2A, Class B 3.190% 7/15/24 (c)	140,000	139,984
Mosaic Solar Loans LLC Series 2017-2A, Class A, 3.820% 6/22/43 (c) (f)	127,480	127,007
Series 2017-1A, Class A, 4.450% 6/20/42 (c) (f)	59,994	61,065
MP CLO III Ltd., Series 2013-1A, Class AR, 4.011% FRN 10/20/30 (c) (d)	300,000	297,885
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (c)	380,000	388,358
NRZ Advance Receivables Trust Series 2016-T3, Class AT3, 2.833% 10/16/51 (c)	1,650,000	1,640,719
Series 2016-T4, Class AT4, 3.107% 12/15/50 (c)	450,000	450,378
OHA Credit Partners XI Ltd., Series 2015-11A, Class CR, 4.911% FRN 1/20/32 (c) (d)	300,000	294,863
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (c)	23,131	22,872
Series 2016-A, Class B, 2.910% 3/08/29 (c)	$117,797	$118,235
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (c)	147,554	148,212
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340% 3.984% FRN 2/20/30 (c)	250,000	249,791
Sierra Timeshare Receivables Funding LLC Series 2015-3A, Class B, 3.080% 9/20/32 (c)	19,559	19,528
Series 2018-2A, Class C, 3.940% 6/20/35 (c)	197,824	200,906
SoFi Consumer Loan Program LLC, Series 2017-2, Class A 3.280% 2/25/26 (c)	197,764	197,994
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (c)	159,450	158,900
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (c)	125,413	125,251
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 2.750% 11/15/49 (c)	670,000	668,642
Steele Creek CLO Ltd., Series 2018-2A, Class C, 4.983% FRN 8/18/31 (c) (d)	290,000	279,999

	Principal Amount	Value
Store Master Funding I-VII, Series 2018-1A, Class A2 4.290% 10/20/48 (c)	257,762	267,573
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (c)	70,961	70,273
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (c)	116,916	120,917
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (c)	344,534	354,834
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (c)	239,400	249,415
Series 2016-1A, Class A23, 4.970% 5/25/46 (c)	805,650	832,180
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (c)	331,284	340,311
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 4.277% FRN 10/13/29 (c)	340,000	340,872

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Textainer Marine Containers V Ltd., Series 2017-2A, Class A 3.520% 6/20/42 (c)	$473,327	$470,158
Trinity Rail Leasing LP, Series 2018-1A, Class A2 4.620% 6/17/48 (c)	410,000	432,172
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 3.736% 8/15/47 (c)	140,000	139,927
Triton Container Finance VI LLC Series 2017-1A, Class A, 3.520% 6/20/42 (c)	140,730	140,064
Series 2018-2A, Class A, 4.190% 6/22/43 (c)	434,750	441,302
Voya CLO Ltd., Series 2015-3A, Class A3R, 4.461% FRN 10/20/31 (c) (d)	300,000	294,917
VSE VOI Mortgage LLC, Series 2016-A, Class A 2.540% 7/20/33 (c)	180,808	178,833
WAVE Trust, Series 2017-1A, Class A 3.844% 11/15/42 (c)	608,761	607,664
Welk Resorts LLC Series 2015-AA, Class A, 2.790% 6/16/31 (c)	73,876	72,535
Series 2017-AA, Class B, 3.410% 6/15/33 (c)	199,649	196,846
Wendy’s Funding LLC Series 2015-1A, Class A2II, 4.080% 6/15/45 (c)	299,150	302,678
Series 2015-1A, Class A23, 4.497% 6/15/45 (c)	410,125	422,057
Wingstop Funding LLC, Series 2018-1, Class A2 4.970% 12/05/48 (c)	130,000	135,408
		34,624,916
Student Loans ABS — 4.8%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100% 3.586% FRN 12/27/44 (c)	424,733	426,801
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	400,000	394,677
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.690% FRN 7/01/38	57,946	56,667
CIT Education Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .210% 2.821% FRN 6/15/43	745,006	701,357
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN 1/25/47	$130,000	$101,877
DRB Prime Student Loan Trust Series 2016-R, Class A2, 3.070% 10/25/44 (c)	417,030	416,295
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.390% FRN 10/25/44 (c)	417,030	419,959
Earnest Student Loan Program LLC Series 2016-D, Class A2, 2.720% 1/25/41 (c)	157,211	156,811
Series 2016-B, Class A2, 3.020% 5/25/34 (c)	112,030	111,473
ECMC Group Student Loan Trust Series 2018-2A, Class A, 3.286% FRN 9/25/68 (c) (d)	527,559	523,060
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.686% FRN 12/27/66 (c)	327,014	327,422
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.840% FRN 7/26/66 (c)	464,725	469,087
EdLinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $99,305), 4.350% FRN 12/01/47 (c) (d)	463,928	463,980
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240% 6.726% FRN 11/26/40 (c)	270,000	322,498

	Principal Amount	Value
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450% 3.101% FRN 8/25/42	137,995	127,483
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950% 3.601% FRN 2/25/42	133,697	134,062
Laurel Road Prime Student Loan Trust Series 2017-B, Class BFX, 3.020% 8/25/42 (c)	141,515	140,269
Series 2018-B, Class BFX, 3.720% 5/26/43 (c)	140,000	141,726
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 3.204% FRN 12/15/59 (c) (d)	150,000	149,292
Navient Private Education Refi Loan Trust Series 2019-A, Class A2A, 3.420% 1/15/43 (c)	253,000	256,890
Series 2019-A, Class B, 3.900% 1/15/43 (c)	284,000	289,206

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2018-CA, Class B, 4.220% 6/16/42 (c)	$250,000	$256,825
Navient Student Loan Trust Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 3.186% FRN 2/25/70 (c)	412,519	411,475
Series 2018-1A, Class A3, 3.206% FRN 3/25/67 (c) (d)	710,000	702,214
Series 2018-2A, Class A3, 3.236% FRN 3/25/67 (c) (d)	550,000	541,851
Series 2017-5A, Class A, 3.286% FRN 7/26/66 (c) (d)	393,316	393,799
Series 2018-3A, Class A3, 3.286% FRN 3/25/67 (c) (d)	750,000	740,902
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.736% FRN 6/25/65 (c)	381,737	386,845
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.786% FRN 3/25/66 (c)	1,100,000	1,131,264
Series 2018-4A, Class B, 3.786% FRN 6/27/67 (c) (d)	750,000	749,998
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 6/25/48	220,000	216,801
Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 7/26/49	155,000	155,411
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 10/25/58	150,000	152,130
Series 2019-BA, Class B, 4.040% 12/15/59 (c)	750,000	761,832
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (c)	115,240	116,005
Nelnet Student Loan Trust Series 2005-4, Class A4R2, 28 day ARS 2.594% FRN 3/22/32	200,000	193,211
Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.707% FRN 3/23/37	255,356	253,109
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.852% FRN 6/25/41	162,252	151,473
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 3.120% FRN 1/25/37 (c)	151,690	150,913
Series 2018-3A, Class A3, 1 mo. USD LIBOR + 0.750% 3.240% FRN 9/27/66 (c)	600,000	597,935
Series 2018-1A, Class A2, 3.246% FRN 5/25/66 (c) (d)	$650,000	$643,774
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 6/25/54 (c)	150,000	147,986
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800% 3.571% FRN 7/25/36	250,000	250,987
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.436% FRN 11/25/65 (c)	391,845	393,340
SLC Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .160% 2.771% FRN 3/15/55	1,550,000	1,489,554
SLM Student Loan Trust Series 06-2, Class R, 0.000% 1/25/41 (f) (g)	1,799	737,590
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.911% FRN 10/25/28	282,364	280,796
Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.911% FRN 1/27/42	150,000	143,563
Series 2005-3, Class B, 3 mo. USD LIBOR + .150% 2.921% FRN 4/25/40	166,767	153,924
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.921% FRN 3/25/44	1,740,000	1,679,082
Series 2006-2, Class A6, 3 mo. USD LIBOR + .170% 2.941% FRN 1/25/41	520,046	507,910

	Principal Amount	Value
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 2.951% FRN 7/25/55	277,781	261,328
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.981% FRN 10/25/40	355,694	332,786
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.991% FRN 3/25/44	318,403	300,866
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 3.061% FRN 1/25/44	386,133	358,257
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 3.271% FRN 7/25/39	342,062	325,394
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 3.371% FRN 1/25/41	609,156	609,913

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.371% FRN 10/25/65 (c)	$2,950,000	$2,926,313
Series 2005-5, Class A5, 3 mo. USD LIBOR + .750% 3.521% FRN 10/25/40	1,300,000	1,299,225
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	160,000	160,000
Series 2002-7, Class A10, 28 day ARS 4.088% FRN 3/15/28	129,000	129,000
Series 2003-5, Class A9, 28 day ARS 4.480% FRN 6/15/30	350,000	350,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	50,000	50,000
Series 2002-7, Class B, 28 day ARS 5.073% FRN 12/15/39	550,000	560,285
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (c)	182,111	179,991
Series 2017-A, Class B, 3.500% 6/17/41 (c)	300,000	297,822
Series 2017-B, Class B, 3.500% 12/16/41 (c)	150,000	149,480
Series 2019-A, Class A2B, 3.510% FRN 7/15/36 (c) (d)	126,000	126,000
Series 2015-B, Class A2B, 1 mo. USD LIBOR + 1.200% 3.684% FRN 7/15/27 (c)	119,440	120,630
Series 2018-C, Class B, 4.000% 11/17/42 (c)	300,000	304,365
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (c)	100	87,500
Series 2017-D, Class R1, 0.010% 9/25/40 (c)	1,000,000	648,040
Series 2018-A, Class R1, 0.010% 2/25/42 (c)	1,000,000	718,200
Series 2018-D, Class R1, 0.010% 2/25/48 (c)	968,900	333,786
Series 2019-A, Class R1, 0.010% 6/15/48 (c)	1,661,200	484,371
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	500,000	501,727
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.686% FRN 6/25/33 (c)	123,395	124,469
South Carolina Student Loan Corp. Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000% 3.489% FRN 1/03/33	290,000	292,489
Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050% 3.821% FRN 10/27/36	$170,000	$171,294
		32,826,922
WL Collateral CMO — 0.5%
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (d)	4,175	3,857
Series 2004-2, Class 1A1, 4.619% VRN 2/25/34 (d)	19,482	18,313
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (c) (d)	365,900	362,305
Series 2018-1A, Class A3, 3.202% VRN 12/25/57 (c) (d)	104,543	103,894
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (c) (d)	351,459	351,794
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.103% VRN 8/25/34 (d)	5,921	5,783

	Principal Amount	Value
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.048% VRN 8/25/34 (d)	40,789	39,143
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (c) (d)	466,139	462,431
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 2.750% VRN 2/25/34 (d)	2,683	2,433
Series 2003-A4, Class IA, 4.666% VRN 7/25/33 (d)	2,621	2,550
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A 5.340% 2/25/23 (c)	200,000	200,436
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (c) (d)	621,961	619,354
Sequoia Mortgage Trust Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (c) (d)	514,080	520,930
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (c) (d)	362,282	371,293
Series 2019-1, Class A1, 4.000% VRN 2/25/49 (c) (d)	130,035	131,497
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.558% VRN 3/25/34 (d)	22,857	22,269
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.797% FRN 4/25/44	60,005	59,106

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (c) (d)	$442,224	$444,909
		3,722,297
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $82,482,590)		83,003,146
SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	620,000	732,536
Mexico Government International Bond 4.750% 3/08/44	954,000	937,305
6.750% 9/27/34	160,000	194,882
		1,864,723
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,763,125)		1,864,723
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 9.7%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	182,322	199,832
Series 2693, Class Z, 5.500% 10/15/33	326,326	356,112
		555,944
Pass-Through Securities — 9.5%
Federal Home Loan Mortgage Corp. Pool #C55867 7.500% 2/01/30	35,852	39,709
Pool #C01079 7.500% 10/01/30	5,281	6,037
Pool #C01135 7.500% 2/01/31	18,508	21,108
Pool #C00470 8.000% 8/01/26	12,196	13,642
Pool #G00924 8.000% 3/01/28	11,910	13,310
Federal National Mortgage Association Pool #AS1304 3.500% 12/01/28	223,094	229,161
Pool #AV1897 3.500% 12/01/28	37,735	38,761
Pool #AV2325 3.500% 12/01/28	115,652	118,797
Pool #BF0196 3.500% 2/01/41	273,592	280,020
Pool #MA1356 3.500% 2/01/43	1,536,833	1,566,697
Pool #BM3994 3.500% 1/01/44	265,831	270,997
Pool #CA1073 3.500% 1/01/48	3,187,869	3,237,862
Pool #BJ0686 4.000% 4/01/48	790,195	815,644
Pool #CA1951 4.000% 7/01/48	720,447	743,425
Pool #CA2039 4.000% 7/01/48	892,238	919,579
Pool #725692 1 year CMT + 2.138% 4.330% FRN 10/01/33	$33,585	$35,273
Pool #888586 1 year CMT + 2.199% 4.423% FRN 10/01/34	59,032	62,152
Pool #CA1909 4.500% 6/01/48	2,084,335	2,178,668
Pool #CA1952 4.500% 6/01/48	525,760	550,746
Pool #BK7877 4.500% 7/01/48	312,693	327,553
Pool #AD6437 5.000% 6/01/40	77,708	83,899
Pool #AD6996 5.000% 7/01/40	517,975	557,626
Pool #AL8173 5.000% 2/01/44	207,608	223,240
Pool #564594 7.000% 1/01/31	9,549	10,700
Pool #572844 7.000% 4/01/31	21,843	24,871
Pool #253795 7.000% 5/01/31	43,233	48,913
Pool #499386 7.500% 9/01/29	1,135	1,295
Pool #521006 7.500% 12/01/29	434	499
Pool #522769 7.500% 12/01/29	61	70
Pool #252981 7.500% 1/01/30	6,322	7,213

	Principal Amount	Value
Pool #531196 7.500% 2/01/30	831	939
Pool #524317 7.500% 3/01/30	996	1,141
Pool #530299 7.500% 3/01/30	229	253
Pool #530520 7.500% 3/01/30	10,322	11,657
Pool #253183 7.500% 4/01/30	2,352	2,670
Pool #253265 7.500% 5/01/30	1,309	1,476
Pool #526380 8.000% 5/01/30	3,277	3,798
Pool #536949 8.000% 5/01/30	1,372	1,590
Pool #535351 8.000% 6/01/30	2,444	2,807
Pool #253481 8.000% 10/01/30	1,721	1,986
Pool #190317 8.000% 8/01/31	713	820
Pool #596656 8.000% 8/01/31	313	319
Pool #602008 8.000% 8/01/31	2,292	2,633
Federal National Mortgage Association TBA Pool #1058 3.500% 1/30/48 (h)	3,875,000	3,927,070
Pool #11192 4.000% 4/30/48 (h)	18,700,000	19,231,781
Pool #20567 4.500% 6/30/48 (h)	14,825,000	15,445,797
Government National Mortgage Association Pool #783896 3.500% 5/15/44	737,162	756,474
Pool #337539 7.000% 7/15/23	325	344
Pool #363066 7.000% 8/15/23	3,158	3,354
Pool #354674 7.000% 10/15/23	2,827	3,002
Pool #362651 7.000% 10/15/23	1,629	1,652
Pool #352021 7.000% 11/15/23	1,636	1,737
Government National Mortgage Association II TBA Pool #304 3.500% 12/30/47 (h)	12,865,000	13,142,402
Pool #1235 4.000% 4/30/48 (h)	1,260,000	1,300,950
		66,274,119

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Whole Loans — 0.1%
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2 4.936% 7/25/31 (c) (d)	$540,000	$539,660
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $66,935,767)		67,369,723
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bonds & Notes — 0.6%
U.S. Treasury Bond 2.500% 5/15/46 (i)	1,680,000	1,579,069
3.500% 2/15/39 (i)	850,000	962,997
U.S. Treasury Note 1.625% 10/31/23	500,000	486,562
2.875% 8/15/28	1,500,000	1,558,617
		4,587,245
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,390,811)		4,587,245
TOTAL BONDS & NOTES (Cost $251,440,095)		253,995,214
TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $1,663,830)		1,670,573

	Number of Shares
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (j)	1,366,552	1,366,552
TOTAL MUTUAL FUNDS (Cost $1,366,552)		1,366,552
TOTAL LONG-TERM INVESTMENTS (Cost $574,827,994)		689,896,069

	Principal Amount
SHORT-TERM INVESTMENTS — 7.4%
Commercial Paper — 7.3%
AutoZone, Inc. 2.742% 4/15/19 (c)	$2,000,000	1,997,463
Avangrid, Inc. 2.769% 4/10/19 (c)	1,800,000	1,798,402
BAT International Finance PLC 2.739% 4/04/19 (c)	$1,600,000	$1,599,294
2.744% 4/08/19 (c)	400,000	399,705
Bell Canada 2.800% 4/15/19 (c)	2,000,000	1,997,457
CenterPoint Energy, Inc. 2.903% 5/17/19 (c)	2,000,000	1,992,457
City of Garland 2.714% 5/01/19 (c)	2,000,000	1,994,969
Commonwealth Edison 2.690% 4/12/19 (c)	2,000,000	1,997,933
CRH America Finance, Inc. 2.957% 4/01/19 (c)	800,000	799,824
CVS Corp. 2.658% 4/01/19 (c)	2,000,000	1,999,570

	Principal Amount	Value
Dominion Resources, Inc. 2.745% 4/09/19	800,000	799,350
Duke Energy Corp. 2.853% 4/03/19 (c)	1,400,000	1,399,486
E.I. Dupont 2.856% 4/29/19 (c)	2,000,000	1,995,347
2.947% 4/08/19 (c)	700,000	699,491
Enbridge, Inc. 2.924% 4/29/19	2,000,000	1,995,279
Entergy Corp. 2.909% 5/07/19 (c)	2,000,000	1,993,894
Fortive Corp. 2.732% 4/17/19 (c)	2,000,000	1,997,148
Harley-Davidson Funding Corp. 2.728% 5/17/19 (c)	2,000,000	1,992,457
Keurig Dr Pepper, Inc. 2.725% 5/06/19 (c)	1,900,000	1,894,477
Lyondellbasell Investment LLC 2.662% 4/23/19 (c)	2,000,000	1,996,218
Marriott International, Inc. 2.867% 4/02/19 (c)	2,400,000	2,399,295
Marsh & Mclennan Co. 2.720% 4/09/19 (c)	2,000,000	1,998,375
Mohawk Industries, Inc. 2.688% 4/02/19 (c)	2,000,000	1,999,413
Nasdaq, Inc. 2.791% 4/02/19 (c)	2,000,000	1,999,419
NextEra Energy Capital Holdings, Inc. 2.831% 4/17/19 (c)	1,700,000	1,697,576
Reckitt Benckiser Treasury Services PLC 2.802% 4/23/19 (c)	2,000,000	1,996,593
Ryder System, Inc. 2.722% 4/16/19	2,000,000	1,997,306
Southern Co. 2.797% 4/04/19 (c)	2,000,000	1,999,117
Transcanada Pipelines Ltd. 2.941% 5/09/19 (c)	1,000,000	996,862
		50,424,177

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (k)	$424,681	$424,681
TOTAL SHORT-TERM INVESTMENTS (Cost $50,851,741)		50,848,858
TOTAL INVESTMENTS — 107.2% (Cost $625,679,735) (l)		740,744,927
Other Assets/(Liabilities) — (7.2)%		(49,871,057)
NET ASSETS — 100.0%		$690,873,870

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $1,337,551 or 0.19% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $129,994,256 or 18.82% of net assets.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.
(e)	Security is perpetual and has no stated maturity date.
(f)	Investment was valued using significant unobservable inputs.
(g)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $737,590 or 0.11% of net assets.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(j)	Represents investment of security lending collateral. (Note 2).
(k)	Maturity value of $424,725. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 5/31/22, and an aggregate market value, including accrued interest, of $436,578.
(l)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Swaptions contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	5,300,000	USD	5,300,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$264,959	$253,989	$(10,970)
Credit Suisse International	5,990,000	USD	5,990,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	287,520	320,438	32,918
							552,479	574,427	21,948

The accompanying notes are an integral part of the portfolio of investments.

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
Barclays Bank PLC	10,790,000	USD	10,790,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$539,425	$546,750	$7,325
Credit Suisse International	11,940,000	USD	11,940,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	571,926	549,396	(22,530)
							1,111,351	1,096,146	(15,205)
							$1,663,830	$1,670,573	$6,743

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	6/19/19	21	$2,743,864	$44,542
U.S. Treasury Ultra Bond	6/19/19	104	16,885,468	586,532
U.S. Treasury Note 2 Year	6/28/19	65	13,801,603	49,491
U.S. Treasury Note 5 Year	6/28/19	190	21,821,355	185,989
				$866,554
Short
90 Day Eurodollar	6/17/19	3	$(730,378)	$(535)
U.S. Treasury Long Bond	6/19/19	45	(6,539,448)	(195,083)
90 Day Eurodollar	9/16/19	3	(730,303)	(1,247)
90 Day Eurodollar	12/16/19	4	(973,437)	(2,263)
90 Day Eurodollar	3/16/20	3	(730,641)	(1,997)
90 Day Eurodollar	6/15/20	3	(731,072)	(2,241)
90 Day Eurodollar	9/14/20	3	(731,390)	(2,410)
90 Day Eurodollar	12/14/20	2	(487,568)	(1,707)
90 Day Eurodollar	3/15/21	2	(487,743)	(1,657)
90 Day Eurodollar	9/13/21	4	(975,637)	(3,063)
90 Day Eurodollar	3/14/22	4	(975,337)	(2,913)
90 Day Eurodollar	9/19/22	3	(731,203)	(2,110)
90 Day Eurodollar	3/13/23	3	(730,753)	(2,147)
90 Day Eurodollar	12/18/23	4	(973,436)	(2,814)
90 Day Eurodollar	12/16/24	10	(2,430,591)	(6,784)
				$(228,971)

The accompanying notes are an integral part of the portfolio of investments.

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	500,000	5/11/63	Monthly	3.000%	CMBX.NA.6† (Rating: BBB-)	$(63,794)	$308	$(63,486)
Goldman Sachs International	USD	430,000	5/11/63	Monthly	3.000%	CMBX.NA.6† (Rating: BBB-)	(17,360)	(37,238)	(54,598)
Goldman Sachs International	USD	160,000	5/11/63	Monthly	3.000%	CMBX.NA.6† (Rating: BBB-)	(7,497)	(12,819)	(20,316)
							$(88,651)	$(49,749)	$(138,400)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 90.2%
CORPORATE DEBT — 27.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 5.400% 10/01/48	$545,000	$551,374
Aerospace & Defense — 0.2%
Bombardier, Inc. 6.000% 10/15/22 (a)	120,000	121,050
Lockheed Martin Corp. 4.700% 5/15/46	505,000	569,092
TransDigm, Inc. 6.250% 3/15/26 (a)	95,000	98,942
6.375% 6/15/26	115,000	113,833
		902,917
Agriculture — 0.3%
Adecoagro SA 6.000% 9/21/27	150,000	141,000
Altria Group, Inc. 4.800% 2/14/29	525,000	541,225
BAT Capital Corp. 3.564% FRN 8/15/22 (b)	180,000	179,357
JBS Investments II GmbH 7.000% 1/15/26 (a)	200,000	205,500
Reynolds American, Inc. 4.000% 6/12/22	335,000	342,147
		1,409,229
Airlines — 0.3%
Delta Air Lines, Inc. 3.800% 4/19/23	520,000	525,464
Guanay Finance Ltd. 6.000% 12/15/20 (c)	288,405	291,650
Latam Finance Ltd. 6.875% 4/11/24 (c) (d)	200,000	205,000
7.000% 3/01/26 (a)	300,000	304,800
		1,326,914
Auto Manufacturers — 0.4%
Ford Motor Co. 7.450% 7/16/31	255,000	271,788
General Motors Co. 3 mo. USD LIBOR + .800% 3.539% FRN 8/07/20	210,000	209,734
General Motors Financial Co., Inc. 3.785% FRN 1/05/23 (b)	505,000	490,045
Volkswagen Group of America Finance LLC 4.250% 11/13/23 (a)	700,000	721,290
		1,692,857
Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.250% 5/15/26 (a) (e)	$170,000	$173,400

	Principal Amount	Value
Banks — 4.4%
Banco Bilbao Vizcaya Argentaria Colombia SA 4.875% 4/21/25 (c)	300,000	311,100
Banco de Credito e Inversiones 4.000% 2/11/23 (c)	200,000	202,804
Banco de Reservas de la Republica Dominicana 7.000% 2/01/23 (a)	200,000	205,000
Banco do Brasil SA 10 year CMT + 4.398% 6.250% VRN 10/29/49 (c) (f)	800,000	720,400
Banco General SA 4.125% 8/07/27 (c)	200,000	196,500
Banco Macro SA 5 year USD Swap + 5.463% 6.750% VRN 11/04/26 (c)	500,000	423,125
Banco Mercantil del Norte SA 5 year CMT + 4.447% 5.750% VRN 10/04/31 (c)	200,000	189,750
10 year CMT + 5.353% 7.625% VRN 12/31/99 (c) (f)	600,000	600,000
Banco Mercantil del Norte SA/Grand Cayman 5 year CMT + 5.035% 6.875% VRN 12/31/99 (c) (f)	200,000	198,752
Banco Santander Mexico SA 5.950% VRN 10/01/28 (a) (b)	250,000	255,625
Banco Santander SA 3.741% FRN 2/23/23 (b)	600,000	592,086
Bancolombia SA 4.875% VRN 10/18/27 (b)	400,000	397,504
Banistmo SA 3.650% 9/19/22 (a)	200,000	196,752
Bank of America Corp. 3.974% VRN 2/07/30 (b)	520,000	530,004
Bank of Montreal 3.803% VRN 12/15/32 (b)	370,000	357,790
Bank of New Zealand 3.500% 2/20/24 (a)	530,000	536,886
The Bank of Nova Scotia 3.400% 2/11/24	390,000	394,900
Barclays PLC 4.063% FRN 5/16/24 (b)	425,000	412,497
BBVA Bancomer SA 5.125% VRN 1/18/33 (b) (c)	1,000,000	919,500
BDO Unibank, Inc. 2.950% 3/06/23 (c)	300,000	294,686

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
BNP Paribas SA 3.375% 1/09/25 (a)	$595,000	$582,973
Citigroup, Inc. 3 mo. USD LIBOR + 1.100% 3.783% FRN 5/17/24	845,000	848,679
Commonwealth Bank of Australia 3.435% FRN 6/04/24 (a) (b)	605,000	605,062
Credit Agricole SA 3.750% 4/24/23 (a)	535,000	540,876
Credit Suisse Group AG 3.837% FRN 6/12/24 (a) (b)	430,000	427,567
DBS Group Holdings Ltd. 5 year USD Swap + 2.390% 3.600% VRN 12/29/49 (c) (f)	600,000	583,975
Gilex Holding Sarl 8.500% 5/02/23 (a)	150,000	159,000
8.500% 5/02/23 (c)	150,000	159,000
The Goldman Sachs Group, Inc. 3.524% FRN 10/31/22 (b)	260,000	258,877
3.854% FRN 5/15/26 (b)	360,000	353,146
HSBC Holdings PLC 3.977% FRN 9/12/26 (b)	835,000	836,245
Industrial Senior Trust 5.500% 11/01/22 (c)	100,000	101,250
Itau Unibanco Holding SA 6.500% VRN 12/31/99 (b) (c) (f)	600,000	594,006
Lloyds Banking Group PLC 3.574% VRN 11/07/28 (b)	600,000	576,152
Macquarie Group Ltd. 3.189% VRN 11/28/23 (a) (b)	260,000	257,557
4.150% VRN 3/27/24 (a) (b)	280,000	284,939
Malayan Banking Bhd 5 year USD Swap + 2.542% 3.905% VRN 10/29/26 (c)	600,000	601,098
Mitsubishi UFJ Financial Group, Inc. 3.355% FRN 3/02/23 (b)	495,000	494,755
Morgan Stanley 3 mo. USD LIBOR + 1.340% 3.591% VRN 7/22/28	505,000	501,183
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	285,000	282,976
Sumitomo Mitsui Financial Group, Inc. 3.513% FRN 1/17/23 (b)	815,000	815,104
Union Bank of the Philippines 3.369% 11/29/22 (c)	400,000	396,129
United Overseas Bank Ltd. 3.875% VRN 12/31/99 (b) (c) (f)	500,000	478,494
Westpac Banking Corp. 3.404% FRN 5/15/23 (b)	730,000	731,783
		19,406,487
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46 (a)	$250,000	$251,096
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	290,000	278,599
Cott Holdings, Inc. 5.500% 4/01/25 (a)	45,000	45,394
Embotelladora Andina SA 5.000% 10/01/23 (c)	310,000	325,104
		900,193
Biotechnology — 0.1%
Celgene Corp. 4.350% 11/15/47	595,000	579,727

	Principal Amount	Value
Building Materials — 0.3%
Builders FirstSource, Inc. 5.625% 9/01/24 (a)	170,000	167,450
CIMPOR Financial Operations BV 5.750% 7/17/24 (c)	200,000	176,502
Masonite International Corp. 5.625% 3/15/23 (a)	225,000	230,062
Owens Corning 4.400% 1/30/48	350,000	287,952
Votorantim Cimentos SA 7.250% 4/05/41 (c)	200,000	229,500
		1,091,466
Chemicals — 0.8%
Ashland LLC 4.750% STEP 8/15/22	235,000	241,756
DowDuPont, Inc. 5.419% 11/15/48	435,000	496,201
Grupo Idesa SA de CV 7.875% 12/18/20 (c)	400,000	280,000
Hexion, Inc. 6.625% 4/15/20 (d)	100,000	84,250
Mexichem SAB de CV 5.875% 9/17/44 (c)	200,000	197,836
Nutrien Ltd. 4.200% 4/01/29 (e)	505,000	520,011
Sociedad Quimica y Minera de Chile SA 4.375% 1/28/25 (c)	200,000	200,750
Syngenta Finance NV 5.676% 4/24/48 (c)	600,000	568,453
The Mosaic Co. 4.050% 11/15/27	500,000	499,104
UPL Corp. Ltd. 3.250% 10/13/21 (c)	200,000	197,373
		3,285,734
Coal — 0.1%
Peabody Energy Corp. 6.000% 3/31/22 (a)	405,000	408,038

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (a)	$150,000	$151,875
		559,913
Commercial Services — 0.2%
ENA Norte Trust 4.950% 4/25/23 (c)	129,425	131,691
Garda World Security Corp. 8.750% 5/15/25 (a)	160,000	152,000
Refinitiv US Holdings, Inc. 6.250% 5/15/26 (a)	210,000	212,888
Star Merger Sub, Inc. 6.875% 8/15/26 (a)	130,000	132,925
United Rentals North America, Inc. 6.500% 12/15/26 (d)	190,000	199,975
Verscend Escrow Corp. 9.750% 8/15/26 (a)	237,000	236,407
		1,065,886
Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	600,000	578,642
Air Lease Corp. 3.750% 2/01/22	470,000	474,060
Ally Financial, Inc. 4.125% 3/30/20	480,000	483,163
4.250% 4/15/21	30,000	30,375
American Express Co. 2.500% 8/01/22	540,000	533,689
Banco BTG Pactual SA 7.750% VRN 2/15/29 (a) (b)	400,000	397,400
5 year CMT + 6.978% 8.750% VRN 12/29/49 (c) (f)	200,000	201,302
BOC Aviation Ltd. 3.735% FRN 9/26/23 (a) (b)	565,000	567,241
Capital One Financial Corp. 3.471% FRN 1/30/23 (b)	140,000	138,199
The Charles Schwab Corp. 3.550% 2/01/24	465,000	482,986
Credito Real SAB de CV SOFOM ER 9.125% VRN 12/31/99 (b) (c) (f)	200,000	193,750
9.500% 2/07/26 (a)	200,000	211,060
Discover Financial Services 4.100% 2/09/27	645,000	644,636
Interoceanica IV Finance Ltd. 0.000%11/30/25 (c)	975,178	853,281
Lions Gate Capital Holdings LLC 6.375% 2/01/24 (a)	235,000	246,162
Nationstar Mortgage Holdings, Inc. 8.125% 7/15/23 (a)	125,000	128,750
NFP Corp. 6.875% 7/15/25 (a)	240,000	229,200
SPARC EM SPC Panama Metro Line 2 SP 0.000% 12/05/22 (a)	$597,914	$550,828
0.000% 12/05/22 (c)	512,498	472,139
SURA Asset Management SA 4.875% 4/17/24 (c)	200,000	208,000
Synchrony Financial 3.950% 12/01/27	600,000	565,404
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750% 6/01/25 (a)	195,000	196,462

	Principal Amount	Value
Unifin Financiera SAB de CV SOFOM ENR 7.375% 2/12/26 (c)	300,000	282,000
8.875% VRN 12/31/99 (b) (c) (f)	600,000	520,506
		9,189,235
Electric — 3.4%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It 7.950% 5/11/26 (a)	500,000	530,625
AES Gener SA 7.125% VRN 3/26/79 (a) (b)	400,000	409,000
American Electric Power Co., Inc. 2.950% 12/15/22	313,000	313,487
Colbun SA 3.950% 10/11/27	200,000	196,252
Cometa Energia SA de CV 6.375% 4/24/35 (c)	789,600	771,834
DTE Energy Co. 3.800% 3/15/27	500,000	504,177
Duke Energy Corp. 3.750% 9/01/46	215,000	200,996
3.950% 8/15/47	240,000	231,318
Duke Energy Florida LLC 3.200% 1/15/27	1,000,000	1,007,278
Duke Energy Progress, Inc. 4.150% 12/01/44	415,000	432,155
Empresa Electrica Angamos SA 4.875% 5/25/29 (c)	182,600	183,952
Empresa Electrica Guacolda SA 4.560% 4/30/25 (c)	400,000	377,687
Enel Finance International NV 4.250% 9/14/23 (a)	565,000	577,397
Energuate Trust 5.875% 5/03/27 (c)	200,000	196,302
Engie Energia Chile SA 4.500% 1/29/25 (c)	200,000	206,947
5.625% 1/15/21 (c)	100,000	103,793
Eversource Energy 2.750% 3/15/22	1,000,000	999,481
Exelon Corp. 3.400% 4/15/26	750,000	749,833

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Fortis, Inc. 2.100% 10/04/21	$505,000	$493,969
Inkia Energy Ltd. 5.875% 11/09/27 (c)	400,000	390,504
Israel Electric Corp. Ltd. 5.000% 11/12/24 (c)	200,000	211,000
LLPL Capital Pte Ltd. 6.875% 2/04/39 (a)	500,000	540,060
Mexico Generadora de Energia S. de R.L. 5.500% 12/06/32 (c)	344,280	346,005
Minejesa Capital BV 4.625% 8/10/30 (c)	400,000	387,941
5.625% 8/10/37	200,000	198,512
NextEra Energy Capital Holdings, Inc. 3.550% 5/01/27	280,000	281,174
Orazul Energy Egenor S en C por A 5.625% 4/28/27 (c)	200,000	196,560
Pampa Energia SA 7.500% 1/24/27 (c)	600,000	528,780
PSEG Power LLC 3.850% 6/01/23	340,000	348,653
Sierra Pacific Power Co. 2.600% 5/01/26	1,000,000	960,364
Star Energy Geothermal Wayang Windu Ltd. 6.750% 4/24/33 (c)	393,200	394,140
Stoneway Capital Corp. 10.000% 3/01/27 (c)	462,753	447,713
Vistra Operations Co. LLC 5.500% 9/01/26 (a)	180,000	187,200
5.625% 2/15/27 (a)	120,000	124,800
Xcel Energy, Inc. 3.300% 6/01/25	1,000,000	1,009,410
		15,039,299
Electronics — 0.2%
Arrow Electronics, Inc. 3.875% 1/12/28	290,000	279,179
Corning, Inc. 4.375% 11/15/57	595,000	551,785
		830,964
Engineering & Construction — 0.2%
AECOM 5.125% 3/15/27	270,000	260,888
Aeropuerto Internacional de Tocumen SA 5.625% 5/18/36 (c)	200,000	211,000
Sydney Airport Finance Co. Pty Ltd. 3.375% 4/30/25 (a)	300,000	294,989
3.625% 4/28/26 (a)	300,000	299,423
		1,066,300
Entertainment — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. 5.250% 10/15/25 (a)	$220,000	$211,886
Eldorado Resorts, Inc. 6.000% 4/01/25	160,000	162,000
		373,886
Environmental Controls — 0.1%
Tervita Escrow Corp. 7.625% 12/01/21 (a)	260,000	258,050
Food Service — 0.0%
Aramark Services, Inc. 5.000% 2/01/28 (a)	95,000	94,609

	Principal Amount	Value
Food Services — 0.0%
Aramark Services, Inc. 5.000% 4/01/25 (a)	190,000	194,560
Foods — 1.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 5.750% 3/15/25	50,000	47,437
Albertsons Cos. LLC/Safeway, Inc./ New Albertsons LP/Albertson’s LLC 7.500% 3/15/26 (a)	165,000	169,744
B&G Foods, Inc. 5.250% 4/01/25 (d)	175,000	167,781
Cosan Overseas Ltd. 8.250% 11/29/49 (c)	500,000	509,375
ESAL GmbH 6.250% 2/05/23 (c)	400,000	405,560
Grupo Bimbo SAB de CV 5.950% VRN 12/31/99 (b) (c) (f)	400,000	411,200
JBS Investments GmbH 7.250% 4/03/24 (c)	200,000	206,500
JBS USA LUX SA/JBS USA Finance, Inc. 6.750% 2/15/28 (a)	236,000	244,260
The Kroger Co. 3.400% 4/15/22	565,000	572,441
MARB BondCo PLC 6.875% 1/19/25 (c)	400,000	389,000
7.000% 3/15/24 (c)	200,000	198,002
Marfrig Holdings Europe BV, Class B, 8.000% 6/08/23 (a)	200,000	206,250
Minerva Luxembourg SA 5.875% 1/19/28 (c)	400,000	372,000
6.500% 9/20/26 (c)	400,000	396,960
Pilgrim’s Pride Corp. 5.750% 3/15/25 (a)	255,000	257,550
Post Holdings, Inc. 5.500% 3/01/25 (a)	240,000	242,700

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Smithfield Foods, Inc. 4.250% 2/01/27 (a)	$595,000	$566,231
		5,362,991
Forest Products & Paper — 0.1%
Inversiones CMPC SA 4.750% 9/15/24 (c)	200,000	206,444
Gas — 0.1%
The Brooklyn Union Gas Co. 4.487% 3/04/49 (a)	535,000	569,171
Hand & Machine Tools — 0.0%
Colfax Corp. 6.000% 2/15/24 (a)	125,000	130,156
6.375% 2/15/26 (a)	55,000	58,541
		188,697
Health Care – Products — 0.4%
Avantor, Inc. 9.000% 10/01/25 (a)	220,000	238,425
Becton Dickinson and Co. 2.894% 6/06/22	810,000	806,219
Zimmer Biomet Holdings, Inc. 2.700% 4/01/20	470,000	468,847
		1,513,491
Health Care – Services — 0.3%
Centene Corp. 4.750% 1/15/25	227,000	231,540
5.375% 6/01/26 (a)	105,000	109,594
HCA, Inc. 5.375% 9/01/26 (d)	320,000	337,200
5.875% 2/01/29	25,000	26,936
MPH Acquisition Holdings LLC 7.125% 6/01/24 (a)	160,000	159,600
WellCare Health Plans, Inc. 5.375% 8/15/26 (a) (d)	200,000	209,250
		1,074,120
Home Furnishing — 0.1%
Tempur Sealy International, Inc. 5.500% 6/15/26	238,000	238,148
Household Products — 0.1%
Controladora Mabe SA de CV 5.600% 10/23/28 (c) (d)	400,000	406,000
Insurance — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.250% 8/01/23 (a)	225,000	230,625
Athene Global Funding 3.000% 7/01/22 (a)	550,000	548,705
AXA Equitable Holdings, Inc. 3.900% 4/20/23	490,000	501,983
Brighthouse Financial, Inc. 3.700% 6/22/27	575,000	521,402
Liberty Mutual Group, Inc. 6.500% 5/01/42 (a)	$650,000	$801,105
Willis North America, Inc. 4.500% 9/15/28	475,000	493,837
		3,097,657

	Principal Amount	Value
Internet — 0.2%
Expedia, Inc. Co. 3.800% 2/15/28	595,000	574,152
Match Group, Inc. 5.000% 12/15/27 (a)	215,000	216,612
		790,764
Iron & Steel — 0.1%
CSN Islands XII Corp. 7.000% 9/29/49 (c)	200,000	171,925
CSN Resources SA 7.625% 2/13/23 (c) (d)	200,000	200,250
		372,175
Leisure Time — 0.1%
LTF Merger Sub, Inc. 8.500% 6/15/23 (a)	40,000	41,050
Royal Caribbean Cruises Ltd. 3.700% 3/15/28	295,000	284,308
Viking Cruises Ltd. 5.875% 9/15/27 (a)	195,000	189,735
		515,093
Lodging — 0.2%
Gohl Capital Ltd. 4.250% 1/24/27 (c)	600,000	595,469
Hilton Domestic Operating Co., Inc. 4.250% 9/01/24	275,000	274,483
		869,952
Machinery – Diversified — 0.1%
John Deere Capital Corp. 3.450% 1/10/24	260,000	267,202
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (a)	175,000	172,576
5.750% 2/15/26 (a)	160,000	167,400
Cengage Learning, Inc. 9.500% 6/15/24 (a) (d)	155,000	127,875
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	525,000	553,968
Comcast Corp. 3.950% 10/15/25	555,000	580,430
CSC Holdings LLC 5.250% 6/01/24	190,000	192,850

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Gray Escrow, Inc. 7.000% 5/15/27 (a)	$245,000	$260,313
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	150,000	153,233
VTR Finance BV 6.875% 1/15/24 (a)	200,000	205,000
6.875% 1/15/24 (c)	200,000	205,000
		2,618,645
Mining — 0.7%
Anglo American Capital PLC 4.500% 3/15/28 (a)	585,000	584,357
Freeport-McMoRan, Inc. 5.400% 11/14/34	500,000	455,000
5.450% 3/15/43	450,000	393,754
Fresnillo PLC 5.500% 11/13/23 (c)	500,000	526,255
Nexa Resources SA 5.375% 5/04/27 (c) (d)	200,000	205,502
Vedanta Resources PLC 6.125% 8/09/24 (c)	800,000	730,489
		2,895,357
Miscellaneous – Manufacturing — 0.1%
General Electric Co. 5.875% 1/14/38	525,000	558,462
Oil & Gas — 2.2%
Bharat Petroleum Corp. Ltd. 4.625% 10/25/22 (c)	200,000	207,020
BPRL International Singapore Pte Ltd. 4.375% 1/18/27 (c)	500,000	503,141
Canacol Energy Ltd. 7.250% 5/03/25 (a)	200,000	199,502
7.250% 5/03/25 (c)	400,000	399,004
CNOOC Finance 2015 USA LLC 3.750% 5/02/23	570,000	580,613
Continental Resources, Inc. 4.375% 1/15/28	265,000	272,075
Delek & Avner Tamar Bond Ltd. 5.082% 12/30/23 (a)	100,000	101,949
5.412% 12/30/25 (a)	100,000	102,158
EQT Corp. 3.900% 10/01/27	610,000	570,546
Geopark Ltd. 6.500% 9/21/24 (c)	600,000	602,250
Gran Tierra Energy International Holdings Ltd. 6.250% 2/15/25 (c)	400,000	382,000
Gulfport Energy Corp. 6.375% 5/15/25	150,000	135,750
Hilcorp Energy I LP / Hilcorp Finance Co. 6.250% 11/01/28 (a)	165,000	165,412
Indian Oil Corp. Ltd. 5.750% 8/01/23 (c)	600,000	647,919
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	$125,000	$110,625
Marathon Petroleum Corp. 5.125% 12/15/26 (a)	530,000	569,243
Oasis Petroleum, Inc. 6.875% 3/15/22 (d)	100,000	101,000
ONGC Videsh Vankorneft Pte Ltd. 3.750% 7/27/26 (c)	850,000	829,737
Parsley Energy LLC/Parsley Finance Corp. 5.625% 10/15/27 (a)	85,000	84,575

	Principal Amount	Value
Petrobras Global Finance BV 5.750% 2/01/29	500,000	495,250
6.900% 3/19/49	100,000	98,940
7.250% 3/17/44	100,000	104,301
Petronas Capital Ltd. 3.500% 3/18/25 (c)	200,000	203,364
PTTEP Treasury Center Co. Ltd. 5 year CMT + 2.724% 4.600% VRN 12/31/99 (c) (f)	200,000	198,126
QEP Resources, Inc. 5.625% 3/01/26	165,000	149,325
Sinopec Group Overseas Development Ltd. 2.750% 9/29/26 (c)	500,000	474,828
Sunoco LP / Sunoco Finance Corp. 5.500% 2/15/26	130,000	128,700
6.000% 4/15/27 (a)	90,000	90,423
Transocean Guardian Ltd. 5.875% 1/15/24 (a)	80,325	81,530
Transocean Poseidon Ltd. 6.875% 2/01/27 (a)	150,000	156,000
Transocean, Inc. 7.250% 11/01/25 (a)	75,000	74,250
YPF Sociedad Anonima 6.950% 7/21/27 (c) (d)	350,000	310,800
8.500% 7/28/25 (c)	300,000	294,375
		9,424,731
Oil & Gas Services — 0.1%
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/01/26	130,000	133,413
6.875% 9/01/27 (a)	100,000	101,625
		235,038
Packaging & Containers — 0.3%
Crown Americas LLC / Crown Americas Capital Corp. VI 4.750% 2/01/26	340,000	341,632
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	120,000	114,600
Packaging Corp. of America 3.400% 12/15/27	290,000	282,174

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
WRKCo, Inc. 3.750% 3/15/25	$530,000	$534,741
		1,273,147
Pharmaceuticals — 0.6%
AbbVie, Inc. 4.700% 5/14/45	580,000	558,683
AstraZeneca PLC 2.375% 6/12/22	600,000	591,146
Bausch Health Americas, Inc. 8.500% 1/31/27 (a)	50,000	53,000
Bausch Health Cos., Inc. 5.750% 8/15/27 (a) (d)	35,000	35,886
7.000% 3/15/24 (a)	115,000	121,670
Cigna Corp. 3.677% FRN 7/15/23 (a) (b)	500,000	497,569
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	580,000	572,394
Valeant Pharmaceuticals International 9.250% 4/01/26 (a)	95,000	103,958
		2,534,306
Pipelines — 1.1%
AI Candelaria Spain SLU 7.500% 12/15/28 (c)	250,000	260,625
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750% 3/01/27 (a)	210,000	213,150
Cheniere Energy Partners LP 5.250% 10/01/25	240,000	245,400
5.625% 10/01/26 (a)	95,000	97,375
Enable Midstream Partners LP 4.400% 3/15/27	295,000	288,151
Energy Transfer Operating LP 4.200% 4/15/27	80,000	80,308
4.750% 1/15/26	470,000	491,266
EQM Midstream Partners LP 4.750% 7/15/23	540,000	550,738
Fermaca Enterprises S de RL de CV 6.375% 3/30/38 (a)	225,447	227,422
GNL Quintero SA 4.634% 7/31/29 (c)	300,000	310,050
Kinder Morgan Energy Partners LP 6.950% 1/15/38	450,000	549,460
Sabine Pass Liquefaction LLC 5.000% 3/15/27	520,000	551,417
Sunoco Logistics Partners Operations LP 3.900% 7/15/26	750,000	745,301
		4,610,663
Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	40,000	40,950
Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust 4.125% 2/01/29 (a)	$520,000	$545,242
Real Estate Investment Trusts (REITS) — 1.2%
Alexandria Real Estate Equities, Inc. 4.000% 1/15/24	420,000	434,382
American Tower Corp. 3.600% 1/15/28	570,000	561,769
4.400% 2/15/26	950,000	991,460
Boston Properties LP 4.125% 5/15/21	455,000	466,493

	Principal Amount	Value
Crown Castle International Corp. 3.650% 9/01/27	510,000	501,493
3.700% 6/15/26	700,000	697,799
4.000% 3/01/27	225,000	226,558
Digital Realty Trust LP 3.700% 8/15/27	250,000	247,532
ESH Hospitality, Inc. 5.250% 5/01/25 (a)	240,000	238,399
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.750% 2/01/27 (a)	220,000	227,700
MPT Operating Partnership LP/MPT Finance Corp. 5.250% 8/01/26	225,000	231,469
Welltower, Inc. 3.950% 9/01/23	460,000	477,088
		5,302,142
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. 5.000% 10/15/25 (a)	300,000	296,340
Beacon Roofing Supply, Inc. 4.875% 11/01/25 (a)	270,000	255,150
Dollar Tree, Inc. 4.000% 5/15/25	555,000	561,024
Golden Nugget, Inc. 6.750% 10/15/24 (a)	215,000	216,075
McDonald’s Corp. 4.450% 3/01/47	235,000	239,535
PetSmart, Inc. 5.875% 6/01/25 (a)	40,000	33,500
7.125% 3/15/23 (a)	130,000	96,850
		1,698,474
Semiconductors — 0.1%
Marvell Technology Group Ltd. 4.200% 6/22/23	560,000	570,975
Software — 0.2%
Fidelity National Information Services, Inc. 3.625% 10/15/20	415,000	419,362

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho 10.000% 11/30/24 (a)	$155,000	$168,950
Informatica LLC 7.125% 7/15/23 (a)	230,000	234,312
Solera LLC/ Solera Finance, Inc. 10.500% 3/01/24 (a)	70,000	75,874
Sophia LP/Sophia Finance, Inc. 9.000% 9/30/23 (a)	145,000	150,438
		1,048,936
Telecommunications — 1.7%
AT&T, Inc. 5.250% 3/01/37	750,000	785,786
Bharti Airtel International Netherlands BV 5.125% 3/11/23 (c)	400,000	412,806
Bharti Airtel Ltd. 4.375% 6/10/25 (c)	500,000	491,538
C&W Senior Financing DAC 6.875% 9/15/27 (c)	1,000,000	1,002,500
Colombia Telecomunicacio SA 8.500% 12/29/49	200,000	207,380
CommScope Finance LLC 5.500% 3/01/24 (a)	140,000	143,191
6.000% 3/01/26 (a)	110,000	113,781
Comunicaciones Celulares SA Via Comcel Trust 6.875% 2/06/24 (c)	200,000	207,750
Digicel Group Two Ltd. 9.125% 4/01/24 (a)	500,000	132,500
Empresa Nacional de Telecomunicaciones SA 4.750% 8/01/26 (c)	500,000	502,465
Frontier Communications Corp. 8.000% 4/01/27 (a)	105,000	108,413
GTT Communications, Inc. 7.875% 12/31/24 (a) (d)	250,000	218,750
Level 3 Financing, Inc. 5.375% 1/15/24	330,000	336,138
Millicom International Cellular SA 5.125% 1/15/28 (c)	400,000	382,500
6.250% 3/25/29 (a)	200,000	203,462
6.625% 10/15/26 (a)	200,000	210,000
Sprint Capital Corp. 6.875% 11/15/28	130,000	124,962
Sprint Corp. 7.125% 6/15/24	165,000	167,475
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738% 3/20/25 (a)	565,000	571,356
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	$185,000	$199,337
Telfon Celuar Del Paragu SA 5.875% 4/15/27 (a) (e)	200,000	202,900
Verizon Communications, Inc. 4.272% 1/15/36	270,000	273,090
4.400% 11/01/34	485,000	504,545
		7,502,625
Toys, Games & Hobbies — 0.1%
Hasbro, Inc. 3.500% 9/15/27	510,000	490,843
Transportation — 0.6%
CSX Corp. 3.800% 11/01/46	600,000	564,615
Empresa de Transporte de Pasajeros Metro SA 5.000% 1/25/47 (a)	750,000	790,132

	Principal Amount	Value
FedEx Corp. 4.750% 11/15/45	545,000	540,181
Fideicomiso PA Pacifico Tres 8.250% 1/15/35 (c)	200,000	215,500
JSL Europe SA 7.750% 7/26/24 (c)	400,000	395,080
		2,505,508
Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/01/23 (a)	150,000	152,625
5.250% 5/15/24 (a)	185,000	190,550
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200% 4/01/27 (a)	275,000	273,521
		616,696
TOTAL CORPORATE DEBT (Cost $119,238,832)		119,937,645
MUNICIPAL OBLIGATIONS — 0.1%
Missouri Highway & Transportation Commission 5.063% 5/01/24	135,000	149,245
State of California BAB 7.550% 4/01/39	190,000	288,557
		437,802
TOTAL MUNICIPAL OBLIGATIONS (Cost $428,519)		437,802
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.9%
Automobile ABS — 0.1%
GLS Auto Receivables Trust, Series 2018-2A, Class B 3.710% 3/15/23 (a)	500,000	502,865

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Commercial MBS — 7.5%
BBCMS Mortgage Trust, Series 2017-C1, Class XA, 1.511% VRN 2/15/50 (b)	$4,545,594	$405,130
BHMS, Series 2018-ATLS, Class C, 4.384% FRN 7/15/35 (a) (b)	552,000	550,967
CD Mortgage Trust, Series 2017-CD4, Class XA, 1.318% VRN 5/10/50 (b)	5,769,734	440,715
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, 1.048% VRN 1/10/48 (b)	5,709,084	330,880
CHT Mortgage Trust Series 2017-CSMO, Class E, 5.484% FRN 11/15/36 (a) (b)	378,000	378,938
Series 2017-CSMO, Class F, 6.225% FRN 11/15/36 (a) (b)	754,000	756,363
Citigroup Commercial Mortgage Trust Series 2015-GC35, Class XA, 0.869% VRN 11/10/48 (b)	5,252,853	201,849
Series 2016-P4, Class XA, 1.992% VRN 7/10/49 (b)	2,869,821	299,821
Series 2016-GC36, Class D, 2.850% 2/10/49 (a)	375,000	307,533
Series 2016-P4, Class A4, 2.902% 7/10/49	547,000	539,329
Series 2016-P6, Class A5, 3.720% VRN 12/10/49 (b)	435,000	451,998
Series 2015-GC31, Class C, 4.059% VRN 6/10/48 (b)	700,000	690,592
Series 2015-GC35, Class C, 4.499% VRN 11/10/48 (b)	413,000	416,933
CLNS Trust Series 2017-IKPR, Class D, 1 mo. LIBOR + 2.050% 4.543% FRN 6/11/32 (a)	190,000	190,238
Series 2017-IKPR, Class E, 1 mo. LIBOR + 3.500% 5.993% FRN 6/11/32 (a)	190,000	190,714
Series 2017-IKPR, Class F, 1 mo. LIBOR + 4.500% 6.993% FRN 6/11/32 (a)	190,000	190,709
COMM Mortgage Trust Series 2016-DC2, Class XA, 1.032% VRN 2/10/49 (b)	969,885	51,813
Series 2016-GCT, Class E, 3.461% VRN 8/10/29 (a) (b)	210,000	204,832
Series 2015-CR22, Class D, 4.118% VRN 3/10/48 (a) (b)	404,000	376,354
Series 2012-CR4, Class D, 4.573% VRN 10/15/45 (a) (b)	738,000	323,860
Series 2015-LC23, Class C, 4.646% VRN 10/10/48 (b)	470,000	491,161
Commercial Mortgage Trust, Series 2016-CR28, Class C, 4.647% VRN 2/10/49 (b)	$465,000	$486,258
CSAIL Commercial Mortgage Trust Series 2015-C1, Class XA, 0.909% VRN 4/15/50 (b)	9,015,582	351,511
Series 2017-C8, Class XA, 1.250% VRN 6/15/50 (b)	6,665,167	438,998
Series 2015-C4, Class C, 4.582% VRN 11/15/48 (b)	427,000	438,148
Series 2018-C14, Class C, 4.894% VRN 11/15/51 (b)	405,000	417,185
CSMC Trust Series 2017-LSTK, Class C, 3.229% 4/05/33 (a)	257,000	255,259
Series 2017-LSTK, Class D, 3.331% VRN 4/05/33 (a) (b)	306,000	302,505
Series 2017-CHOP, Class D, 1 mo. LIBOR + 1.900% 4.384% FRN 7/15/32 (a)	285,000	285,176
Series 2017-CHOP, Class E, 1 mo. LIBOR + 3.300% 5.784% FRN 7/15/32 (a)	285,000	285,712

	Principal Amount	Value
DBGS Mortgage Trust Series 2018-5BP, Class D, 3.834% FRN 6/15/33 (a) (b)	550,000	542,436
Series 2018-5BP, Class F, 4.934% FRN 6/15/33 (a) (b)	550,000	536,310
Great Wolf Trust Series 2017-WOLF, Class D, 4.734% FRN 9/15/34 (a) (b)	286,000	286,179
Series 2017-WOLF, Class E, 5.734% FRN 9/15/34 (a) (b)	443,000	443,554
Series 2017-WOLF, Class F, 6.704% FRN 9/15/34 (a) (b)	236,000	236,587
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.516% VRN 2/10/46 (b)	4,926,942	238,332
GS Mortgage Securities Corp. Trust, Series 2018-3PCK, Class A, 3.934% FRN 9/15/31 (a) (b)	551,000	548,476
GS Mortgage Securities Trust Series 2015-GS1, Class XA, 0.802% VRN 11/10/48 (b)	8,030,168	352,064
Series 2017-GS7, Class XA, 1.135% VRN 8/10/50 (b)	6,688,952	480,205
Series 2014-GC26, Class D, 4.523% VRN 11/10/47 (a) (b)	1,258,000	1,070,325
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class C, 4.084% FRN 6/15/32 (a) (b)	548,655	549,669

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2018-LAQ, Class D, 4.584% FRN 6/15/32 (a) (b)	$548,655	$550,359
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class XA, 1.117% VRN 1/15/49 (b)	5,299,870	230,120
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	172,056
Series 2017-MAUI, Class C, 1 mo. LIBOR + 1.250% 3.743% FRN 7/15/34 (a)	145,000	144,817
Series 2016-JP2, Class C, 3.792% VRN 8/15/49 (b)	134,000	132,014
Series 2017-MAUI, Class D, 1 mo. LIBOR + 1.950% 4.443% FRN 7/15/34 (a)	136,000	136,086
Series 2007-LDPX, Class AM, 5.322% VRN 1/15/49 (b)	56,539	56,605
Series 2017-MAUI, Class E, 1 mo. LIBOR + 2.950% 5.443% FRN 7/15/34 (a)	121,000	121,150
Series 2017-MAUI, Class F, 1 mo. LIBOR + 3.750% 6.243% FRN 7/15/34 (a)	170,000	170,275
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XA, 0.545% VRN 7/15/48 (b)	9,928,931	279,193
Series 2015-C29, Class XA, 0.801% VRN 5/15/48 (b)	11,073,988	308,432
Series 2014-C25, Class XA, 0.936% VRN 11/15/47 (b)	5,035,490	177,048
Series 2015-C28, Class XA, 1.116% VRN 10/15/48 (b)	8,391,177	341,663
Series 2015-C27, Class D, 3.844% VRN 2/15/48 (a) (b)	704,000	653,786
Series 2015-C29, Class C, 4.172% VRN 5/15/48 (b)	325,000	325,939
Series 2015-C33, Class C, 4.617% VRN 12/15/48 (b)	527,000	542,915
Series 2015-C32, Class C, 4.672% VRN 11/15/48 (b)	87,000	89,449
Series 2016-C1, Class C, 4.738% VRN 3/15/49 (b)	466,000	483,320
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class D, 3.237% VRN 12/15/47 (a) (b)	504,000	437,146
Series 2016-C32, Class A4, 3.720% 12/15/49	454,000	470,910
Series 2014-C19, Class C, 4.000% 12/15/47	650,000	639,233
Series 2015-C23, Class C, 4.132% VRN 7/15/50 (b)	$650,000	$654,351
Series 2015-C27, Class C, 4.531% VRN 12/15/47 (b)	351,000	351,686
Series 2016-C29, Class C, 4.751% VRN 5/15/49 (b)	475,000	495,158
Morgan Stanley Capital I Trust Series 2015-UBS8, Class XA, 0.910% VRN 12/15/48 (b)	6,398,253	306,110
Series 2016-UB11, Class XA, 1.637% VRN 8/15/49 (b)	1,550,012	128,453
MSCG Trust Series 2016-SNR, Class C, 5.205% 11/15/34 (a)	458,150	458,510
Series 2018-SELF, Class F, 5.534% FRN 10/15/37 (a) (b)	733,000	730,257

	Principal Amount	Value
Natixis Commercial Mortgage Securities Trust Series 2018-FL1, Class A, 3.439% FRN 6/15/35 (a) (b)	368,000	364,450
Series 2018-FL1, Class C, 4.689% FRN 6/15/35 (a) (b)	368,000	360,400
PFP Ltd., Series 2017-3, Class C, 1 mo. LIBOR + 2.500% 4.984% FRN 1/14/35 (a)	66,819	66,912
RAIT Trust, Series 2017-FL7, Class AS, 1 mo. LIBOR + 1.300% 3.784% FRN 6/15/37 (a)	141,000	141,012
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, 1.996% VRN 10/10/48 (b)	3,896,678	384,984
UBS Commercial Mortgage Trust Series 2018-C9, Class XA, 0.899% VRN 3/15/51 (b)	5,129,120	342,208
Series 2019-C16, Class B, 4.320% 4/15/52 (e)	489,000	500,154
Series 2017-C6, Class C, 4.452% VRN 12/15/50 (b)	580,000	591,216
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA, 0.742% VRN 7/15/58 (b)	12,569,377	385,175
Series 2015-P2, Class XA, 1.003% VRN 12/15/48 (b)	5,412,149	252,214
Series 2015-C31, Class XA, 1.061% VRN 11/15/48 (b)	6,568,676	358,934
Series 2016-NXS6, Class XA, 1.640% VRN 11/15/49 (b)	2,357,989	192,689
Series 2015-P2, Class A4, 3.809% 12/15/48	392,000	408,896
Series 2014-LC16, Class D, 3.938% 8/15/50 (a)	560,000	457,804
Series 2015-LC22, Class C, 4.543% VRN 9/15/58 (b)	390,000	395,931

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2015-NXS4, Class C, 4.599% VRN 12/15/48 (b)	$421,000	$434,332
Series 2015-C31, Class C, 4.608% VRN 11/15/48 (b)	468,000	472,329
Series 2018-C46, Class C, 5.146% 8/15/51	270,000	281,246
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.068% VRN 8/15/47 (b)	12,111,291	484,608
		32,798,153
Home Equity ABS — 0.7%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	4,239,221	3,057,449
Other ABS — 8.6%
AASET US Ltd., Series 2018-1A, Class A 3.844% 1/16/38 (a)	887,941	887,127
ALM VII R Ltd., Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.040% 6.827% FRN 10/15/28 (a)	1,000,000	999,955
ANCHORAGE CAPITAL CLO 13 LLC, Series 2019-13A, Class B, FRN 4/15/32 (a) (b)	500,000	499,975
Anchorage Capital CLO Ltd., Series 2014-5RA, Class A, 3.777% FRN 1/15/30 (a) (b)	1,000,000	992,838
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682% STEP 12/16/41 (a)	864,583	894,522
BlueMountain CLO Ltd. Series 2015-3A, Class CR, 5.361% FRN 4/20/31 (a) (b)	1,000,000	950,846
Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150% 6.911% FRN 1/20/29 (a)	1,000,000	1,000,062
CAL Funding III Ltd., Series 2018-1A, Class A 3.960% 2/25/43 (a)	445,833	451,426
CLI Funding V LLC, Series 2014-2A, Class A 3.380% 10/18/29 (a)	372,302	370,748
Dryden 40 Senior Loan Fund, Series 2015-40A, Class DR, 5.784% FRN 8/15/31 (a) (b)	500,000	487,857
Gilbert Park Clo Ltd., Series 2017-1A, Class D 5.737% 10/15/30 (a)	500,000	490,398
Gilbert Park CLO Ltd., Series 2017-1A, Class E 9.187% 10/15/30 (a)	1,000,000	979,691
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (a)	$378,667	$375,283
Global SC Finance IV Ltd., Series 2018-1A, Class A 4.290% 5/17/38 (a)	544,500	554,494
Grippen Park CLO Ltd., Series 2017-1A, Class D 6.061% 1/20/30 (a)	1,000,000	999,995
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (a)	225,315	231,625
Hero Funding Trust, Series 2016-4A, Class A2 4.290% 9/20/47 (a)	311,508	317,845
Highbridge Loan Management Ltd., Series 13A-18, Class D 5.610% 10/15/30 (a)	500,000	477,762
Invitation Homes Trust Series 2018-SFR1, Class C, 3.732% FRN 3/17/37 (a) (b)	1,145,000	1,135,679
Series 2018-SFR1, Class D, 3.932% FRN 3/17/37 (a) (b)	750,000	745,947
LCM XVIII LP, Series 19A, Class D, 3 mo. USD LIBOR + 3.450% 6.237% FRN 7/15/27 (a)	1,000,000	1,000,139
Madison Park Funding XIV Ltd., Series 2014-14A, Class DRR, 5.711% FRN 10/22/30 (a) (b)	500,000	485,939
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 3 mo. USD LIBOR + 5.440% 8.205% FRN 1/27/26 (a)	1,000,000	996,286
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + .150% 2.636% FRN 8/25/37	2,452,628	2,360,122

	Principal Amount	Value
Mosaic Solar Loans LLC Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	880,516	892,120
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	545,400	555,138
Oak Hill Credit Partners Ltd., Series 2018-1A, Class D, 5.689% FRN 10/20/30 (a) (b)	500,000	491,191
Octagon Investment Partners Ltd. Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.500% 6.261% FRN 3/17/30 (a)	1,000,000	999,972
Series 2017-1A, Class D, 3 mo. USD LIBOR + 6.200% 8.961% FRN 3/17/30 (a)	500,000	489,026

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class CR 3 mo. USD LIBOR + 4.000% 6.787% 7/15/29 (a)	$1,000,000	$990,440
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class ERR, 3 mo. USD LIBOR + 5.450% 8.211% FRN 1/22/30 (a)	1,000,000	916,667
OneMain Financial Issuance Trust, Series 2015-1A, Class A 3.190% 3/18/26 (a)	190,123	190,097
Springleaf Funding Trust, Series 2015-AA, Class A 3.160% 11/15/24 (a)	376,439	376,453
Sprite Ltd., Series 2017-1, Class A 4.250% 12/15/37 (a)	451,471	453,340
Symphony CLO XVI Ltd., Series 2015-16A, Class DR, 5.837% FRN 10/15/31 (a) (b)	500,000	491,287
TAL Advantage V LLC Series 2013-1A, Class A, 2.830% 2/22/38 (a)	195,833	193,921
Series 2014-1A, Class A, 3.510% 2/22/39 (a)	338,267	338,357
TCI-Cent CLO Income Note Issuer Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.650% 6.421% FRN 7/25/30 (a)	500,000	492,967
TCI-Cent CLO Ltd., Series 2016-1A, Class C, 3 mo. USD LIBOR + 4.000% 6.765% FRN 12/21/29 (a)	1,000,000	1,000,034
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 3.400% 6.161% FRN 10/20/26 (a)	1,000,000	1,000,235
THL Credit Wind River CLO Ltd. Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.750% 6.530% FRN 4/18/29 (a)	1,000,000	996,028
Series 2012-1A, Class DR, 3 mo. USD LIBOR + 4.100% 6.887% FRN 1/15/26 (a)	1,000,000	1,000,346
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class A, 4.212% STEP 5/17/32 (a)	1,122,165	1,139,040
Thunderbolt II Aircraft Lease Ltd., Series 2018-A, Class A, 4.147% STEP 9/15/38 (a)	482,143	489,516
Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500% VRN 11/25/60 (a) (b)	2,347,223	2,311,142
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (a)	346,447	343,841
Triton Container Finance V LLC, Series 2018-1A, Class A 3.950% 3/20/43 (a)	$450,000	$455,368
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 4.072% 2/16/43 (a)	741,875	752,905
Venture VII CDO Ltd., Series 2006-7A, Class A1A, 3 mo. USD LIBOR + .230% 2.991% FRN 1/20/22 (a)	178,935	178,895
Westcott Park Clo Ltd., Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.350% 7.111% FRN 7/20/28 (a)	500,000	500,090
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	879,704	898,014
		37,622,991
Student Loans ABS — 0.3%
College Ave Student Loans LLC, Series 2018-A, Class A1, 3.686% FRN 12/26/47 (a) (b)	477,909	474,280
SoFi Professional Loan Program LLC Series 2017-D, Class BFX, 3.610% 9/25/40 (a)	350,000	351,209
Series 2018-B, Class BFX, 3.830% 8/25/47 (a)	500,000	510,252
		1,335,741
WL Collateral CMO — 7.2%
CIM Trust, Series 2017-6, Class A1, 3.015% VRN 6/25/57 (a) (b)	2,298,319	2,249,415
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, 4.556% VRN 4/25/37 (b)	2,125,771	2,029,810
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	2,825,083	2,708,040

	Principal Amount	Value
Countrywide Alternative Loan Trust Series 2006-13T1, Class A11, 6.000% 5/25/36	2,478,921	1,887,994
Series 2006-36T2, Class 2A1, 6.250% 12/25/36	4,135,731	2,797,267
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-HYB2, Class 3A1, 4.003% VRN 2/25/47 (b)	1,719,166	1,520,191
Series 2007-14, Class A6, 6.000% 9/25/37	1,807,674	1,515,699
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .170% 2.652% FRN 12/19/36	1,378,141	1,271,813

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.692% VRN 5/25/37 (b)	$2,902,402	$2,652,607
Lehman XS Trust, Series 2007-12N, Class 1A3A, 1 mo. LIBOR + .200% 2.686% FRN 7/25/47	3,549,576	3,306,662
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 3.674% VRN 7/25/35 (b)	583,839	521,373
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 4.412% VRN 2/25/36 (b)	2,871,501	2,587,034
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, 6.500% VRN 10/26/37 (a) (b)	1,151,575	917,725
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600% 6.000% FRN 4/25/37	472,102	438,018
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class HV, 3.000% VRN 11/25/57 (b)	2,924,151	2,834,160
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, 4.246% VRN 10/25/37 (b)	1,404,841	1,299,796
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, 6.350% STEP 5/25/36	1,260,664	1,021,990
		31,559,594
WL Collateral PAC — 0.5%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	2,209,715	1,909,250
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $112,353,753)		108,786,043
SOVEREIGN DEBT OBLIGATIONS — 1.0%
Argentine Republic Government International Bond 5.875% 1/11/28	200,000	153,400
6.625% 7/06/28 (d)	150,000	117,827
6.875% 1/26/27	550,000	444,950
Colombia Government International Bond 5.200% 5/15/49	200,000	215,160
Israel Government International Bond 2.875% 3/16/26	200,000	199,598
Mexico Government International Bond 3.750% 1/11/28	$735,000	$725,959
4.150% 3/28/27 (d)	343,000	348,728
Perusahaan Penerbit SBSN Indonesia III 4.150% 3/29/27 (a)	400,000	404,000
4.150% 3/29/27 (c)	200,000	202,000
Philippine Government International Bond 4.200% 1/21/24	900,000	948,958
Provincia de Buenos Aires 7.875% 6/15/27 (c)	700,000	509,250
		4,269,830
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,580,891)		4,269,830

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 15.1%
Collateralized Mortgage Obligations — 9.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K722, Class X1, 1.309% VRN 3/25/23 (b)	6,408,275	266,234
Series K053, Class A2, 2.995% 12/25/25	463,000	469,507
Series K050, Class A2, 3.334% VRN 8/25/25 (b)	350,000	361,957
Federal Home Loan Mortgage Corp. REMICS Series 4093, Class PA, 3.000% 8/15/42	4,705,436	4,686,252
Series 4481, Class B, 3.000% 12/15/42	6,426,013	6,458,820
Series 4483, Class CA, 3.000% 6/15/44	5,899,637	5,928,697
Series 4750, Class PA, 3.000% 7/15/46	2,763,613	2,774,520
Federal Home Loan Mortgage Corp. STRIPS Series 355, Class 300, 3.000% 8/15/47	3,305,317	3,278,711
Series 358, Class 300, 3.000% 10/15/47	2,894,972	2,870,851
Federal National Mortgage Association ACES Series 2016-M3, Class A2 2.702% 2/25/26	465,000	461,828
Federal National Mortgage Association REMICS Series 2018-21, Class PO, 0.000% 4/25/48	3,750,723	2,967,572

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2015-9, Class HA, 3.000% 1/25/45	$826,804	$832,782
Government National Mortgage Association Series 2015-74, Class LZ, 3.500% 5/20/45	3,274,860	3,299,669
Series 2015-92, Class CZ, 3.500% 6/20/45	5,210,798	5,252,951
		39,910,351
Pass-Through Securities — 6.0%
Federal Home Loan Mortgage Corp. Pool #G08520 2.500% 1/01/43	1,244,449	1,214,745
Pool #G08658 3.000% 8/01/45	3,574,916	3,568,495
Pool #G08632 3.500% 3/01/45	2,683,303	2,733,879
Pool #G61645 4.000% 10/01/48	2,823,150	2,920,031
Federal National Mortgage Association Pool #AL9238 3.000% 10/01/41	3,943,120	3,938,777
Pool #MA2248 3.000% 4/01/45	2,489,549	2,468,135
Pool #AS7661 3.000% 8/01/46	1,624,905	1,608,389
Pool #MA2711 3.000% 8/01/46	5,571,667	5,515,037
Pool #AX2501 4.000% 10/01/44	2,078,211	2,153,585
		26,121,073
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $65,798,733)		66,031,424
U.S. TREASURY OBLIGATIONS — 21.7%
U.S. Treasury Bonds & Notes — 21.7%
U.S. Treasury Bond 2.750% 11/15/42	455,000	452,576
2.750% 8/15/47	1,500,000	1,479,094
2.750% 11/15/47	1,080,000	1,064,812
3.125% 2/15/43	3,500,000	3,708,359
3.625% 8/15/43	3,440,000	3,951,754
3.750% 11/15/43	2,740,000	3,211,494
U.S. Treasury Inflation Index 0.875% 1/15/29	2,651,195	2,735,456
1.000% 2/15/46	5,151,331	5,246,791
U.S. Treasury Note 1.375% 2/15/20	4,120,000	4,082,872
1.625% 11/30/20	910,000	899,475
1.625% 5/31/23	4,300,000	4,194,818
1.750% 5/31/22	5,910,000	5,822,043
1.875% 1/31/22	695,000	687,925
1.875% 3/31/22	4,220,000	4,177,074
1.875% 4/30/22	5,910,000	5,845,683
1.875% 8/31/24	5,480,000	5,370,357
2.125% 9/30/24	5,490,000	5,446,895
2.250% 10/31/24	6,250,000	6,240,234
2.250% 8/15/27	5,385,000	5,333,590
2.250% 11/15/27	4,330,000	4,284,129

	Principal Amount	Value
2.500% 3/31/23	$5,320,000	$5,373,449
2.625% 2/28/23	4,460,000	4,524,426
2.750% 4/30/23	5,210,000	5,312,612
3.000% 9/30/25	5,040,000	5,247,585
		94,693,503
TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,694,219)		94,693,503
TOTAL BONDS & NOTES (Cost $395,094,947)		394,156,247

	Number of Shares
MUTUAL FUNDS — 3.9%
Diversified Financial Services — 3.9%
DoubleLine Floating Rate Fund	1,450,872	14,000,919
State Street Navigator Securities Lending Prime Portfolio (g)	2,850,155	2,850,155
		16,851,074
TOTAL MUTUAL FUNDS (Cost $17,433,639)		16,851,074
TOTAL LONG-TERM INVESTMENTS (Cost $412,528,586)		411,007,321

	Principal Amount
SHORT-TERM INVESTMENTS — 6.1%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (h)	$8,703,678	8,703,678
U.S. Treasury Bill — 4.1%
U.S. Treasury Bill 0.000% 7/11/19	7,150,000	7,102,479
0.000% 9/05/19	2,800,000	2,771,151
0.000% 11/07/19	8,235,000	8,117,994
		17,991,624
TOTAL SHORT-TERM INVESTMENTS (Cost $26,682,245)		26,695,302
TOTAL INVESTMENTS — 100.2% (Cost $439,210,831) (i)		437,702,623
Other Assets/(Liabilities) — (0.2)%		(690,869)
NET ASSETS — 100.0%		$437,011,754

The accompanying notes are an integral part of the portfolio of investments.

Abbreviation Legend

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
PO	Principal Only
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $84,404,659 or 19.31% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, these securities amounted to a value of $33,540,123 or 7.67% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $2,792,375 or 0.64% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Security is perpetual and has no stated maturity date.
(g)	Represents investment of security lending collateral. (Note 2).
(h)	Maturity value of $8,704,585. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% – 1.875%, maturity dates ranging from 4/15/22 – 5/31/22, and an aggregate market value, including accrued interest, of $8,878,335.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%
COMMON STOCK — 97.7%
Basic Materials — 2.5%
Chemicals — 1.6%
Albemarle Corp.	3,700	$303,326
Celanese Corp.	5,400	532,494
DowDuPont, Inc.	161,820	8,626,624
Eastman Chemical Co.	5,700	432,516
FMC Corp.	4,600	353,372
LyondellBasell Industries NV Class A	17,900	1,505,032
PPG Industries, Inc.	9,500	1,072,265
		12,825,629
Forest Products & Paper — 0.1%
International Paper Co.	15,400	712,558
Iron & Steel — 0.2%
Nucor Corp.	12,400	723,540
Reliance Steel & Aluminum Co.	2,900	261,754
Steel Dynamics, Inc.	9,200	324,484
		1,309,778
Mining — 0.6%
Alcoa Corp. (a)	62,450	1,758,592
Freeport-McMoRan, Inc.	181,460	2,339,020
Newmont Mining Corp.	16,500	590,205
		4,687,817
		19,535,782
Communications — 9.5%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	14,900	313,049
Omnicom Group, Inc.	7,800	569,322
		882,371
Internet — 0.1%
CDW Corp.	6,000	578,220
Media — 2.2%
CBS Corp. Class B (Non-Voting)	71,740	3,409,802
Comcast Corp. Class A	144,900	5,793,102
DISH Network Corp. Class A (a)	7,300	231,337
Viacom, Inc. Class B	12,400	348,068
The Walt Disney Co.	63,960	7,101,479
		16,883,788
Telecommunications — 7.1%
AT&T, Inc.	358,610	11,246,010
Cisco Systems, Inc.	446,390	24,100,596
Corning, Inc.	45,700	1,512,670
Juniper Networks, Inc.	10,800	285,876
Verizon Communications, Inc.	320,820	18,970,086
		56,115,238
		74,459,617

	Number of Shares	Value
Consumer, Cyclical — 7.9%
Airlines — 0.5%
Alaska Air Group, Inc.	4,300	$241,316
American Airlines Group, Inc.	14,700	466,872
Delta Air Lines, Inc.	27,600	1,425,540
JetBlue Airways Corp. (a)	11,200	183,232
Southwest Airlines Co.	23,000	1,193,930
United Continental Holdings, Inc. (a)	9,300	741,954
		4,252,844
Apparel — 0.1%
Carter’s, Inc.	1,700	171,343
Hanesbrands, Inc.	11,400	203,832
Ralph Lauren Corp.	1,500	194,520
		569,695
Auto Manufacturers — 1.4%
Ford Motor Co.	105,900	929,802
General Motors Co.	248,870	9,233,077
PACCAR, Inc.	13,800	940,332
		11,103,211
Auto Parts & Equipment — 0.8%
Allison Transmission Holdings, Inc.	5,600	251,552
Aptiv PLC	9,900	786,951
BorgWarner, Inc.	129,670	4,980,625
WABCO Holdings, Inc. (a)	1,600	210,928
		6,230,056
Distribution & Wholesale — 0.0%
W.W. Grainger, Inc.	960	288,893
Entertainment — 0.0%
Cinemark Holdings, Inc.	2,600	103,974
Home Builders — 0.5%
D.R. Horton, Inc.	13,100	542,078
Lennar Corp. Class A	53,750	2,638,587
NVR, Inc. (a)	100	276,700
PulteGroup, Inc.	9,700	271,212
Toll Brothers, Inc.	5,100	184,620
		3,913,197
Home Furnishing — 0.1%
Leggett & Platt, Inc.	4,600	194,212
Whirlpool Corp.	2,200	292,358
		486,570
Leisure Time — 0.4%
Brunswick Corp.	3,600	181,188
Carnival Corp.	20,900	1,060,048
Harley-Davidson, Inc.	5,600	199,696
Norwegian Cruise Line Holdings Ltd. (a)	8,400	461,664
Royal Caribbean Cruises Ltd.	8,400	962,808
		2,865,404

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Lodging — 0.1%
Hyatt Hotels Corp. Class A	1,500	$108,855
Las Vegas Sands Corp.	8,900	542,544
		651,399
Retail — 4.0%
AutoZone, Inc. (a)	1,100	1,126,532
Best Buy Co., Inc.	11,300	802,978
CarMax, Inc. (a)	7,200	502,560
Dollar Tree, Inc. (a)	17,750	1,864,460
Foot Locker, Inc.	4,000	242,400
The Gap, Inc.	15,100	395,318
Genuine Parts Co.	4,700	526,541
Kohl’s Corp.	6,200	426,374
Lowe’s Cos., Inc.	32,810	3,591,711
McDonald’s Corp.	18,760	3,562,524
Nordstrom, Inc.	6,600	292,908
Target Corp.	130,450	10,469,917
Walgreens Boots Alliance, Inc.	33,100	2,094,237
Walmart, Inc.	56,230	5,484,112
Williams-Sonoma, Inc. (b)	900	50,643
		31,433,215
		61,898,458
Consumer, Non-cyclical — 22.9%
Agriculture — 2.2%
Altria Group, Inc.	65,700	3,773,151
Archer-Daniels-Midland Co.	21,900	944,547
Philip Morris International, Inc.	142,080	12,558,451
		17,276,149
Beverages — 2.2%
The Coca-Cola Co.	212,860	9,974,619
Coca-Cola European Partners PLC (a)	133,070	6,885,042
Molson Coors Brewing Co. Class B	6,300	375,795
		17,235,456
Biotechnology — 2.0%
Amgen, Inc.	25,500	4,844,490
Biogen, Inc. (a)	8,300	1,961,954
Celgene Corp. (a)	16,100	1,518,874
Gilead Sciences, Inc.	115,580	7,513,856
United Therapeutics Corp. (a)	500	58,685
		15,897,859
Commercial Services — 0.1%
AMERCO	800	297,208
H&R Block, Inc.	6,600	158,004
Quanta Services, Inc.	5,000	188,700
Robert Half International, Inc.	4,200	273,672
		917,584
Cosmetics & Personal Care — 1.2%
The Procter & Gamble Co.	88,610	9,219,871

	Number of Shares	Value
Foods — 0.7%
Campbell Soup Co.	10,600	$404,178
Ingredion, Inc.	1,306	123,665
The J.M. Smucker Co.	4,700	547,550
Kellogg Co.	12,000	688,560
The Kroger Co.	28,000	688,800
Mondelez International, Inc. Class A	45,900	2,291,328
Tyson Foods, Inc. Class A	10,400	722,072
US Foods Holding Corp. (a)	3,600	125,676
		5,591,829
Health Care – Products — 4.2%
Abbott Laboratories	91,410	7,307,315
Boston Scientific Corp. (a)	87,320	3,351,342
Danaher Corp.	63,478	8,380,365
Henry Schein, Inc. (a)	5,300	318,583
Medtronic PLC	39,620	3,608,590
Thermo Fisher Scientific, Inc.	21,230	5,811,076
Zimmer Biomet Holdings, Inc.	30,880	3,943,376
		32,720,647
Health Care – Services — 2.7%
Anthem, Inc.	20,450	5,868,741
DaVita, Inc. (a)	7,500	407,175
HCA Healthcare, Inc.	13,700	1,786,206
Laboratory Corp. of America Holdings (a)	4,300	657,814
Quest Diagnostics, Inc.	5,200	467,584
UnitedHealth Group, Inc.	50,000	12,363,000
		21,550,520
Household Products & Wares — 0.1%
Avery Dennison Corp.	2,000	226,000
Kimberly-Clark Corp.	5,800	718,620
		944,620
Pharmaceuticals — 7.5%
AbbVie, Inc.	51,800	4,174,562
AmerisourceBergen Corp.	7,400	588,448
Bristol-Myers Squibb Co.	48,200	2,299,622
Johnson & Johnson	72,400	10,120,796
McKesson Corp.	7,600	889,656
Merck & Co., Inc.	224,920	18,706,596
Pfizer, Inc.	520,410	22,101,813
		58,881,493
		180,236,028
Energy — 10.0%
Oil & Gas — 9.4%
Anadarko Petroleum Corp.	97,350	4,427,478
Apache Corp.	10,300	356,998
Chevron Corp.	181,022	22,298,290
Concho Resources, Inc.	19,810	2,198,118
ConocoPhillips	124,031	8,277,829
Exxon Mobil Corp.	148,500	11,998,800

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Helmerich & Payne, Inc.	4,500	$250,020
Hess Corp.	12,300	740,829
Marathon Oil Corp.	33,100	553,101
Marathon Petroleum Corp.	34,000	2,034,900
Murphy Oil Corp.	5,600	164,080
Occidental Petroleum Corp.	24,100	1,595,420
Phillips 66	57,669	5,488,359
Suncor Energy, Inc.	398,030	12,908,113
Transocean Ltd. (a)	89,640	780,764
		74,073,099
Oil & Gas Services — 0.1%
Weatherford International PLC (a) (b)	1,584,790	1,106,183
Pipelines — 0.5%
Enbridge, Inc.	60,207	2,183,106
Kinder Morgan, Inc.	70,300	1,406,703
		3,589,809
		78,769,091
Financial — 24.7%
Banks — 13.8%
Bank of America Corp.	923,720	25,485,435
The Bank of New York Mellon Corp.	39,600	1,997,028
BB&T Corp.	30,300	1,409,859
CIT Group, Inc.	51,920	2,490,602
Citigroup, Inc.	281,710	17,527,996
Citizens Financial Group, Inc.	18,900	614,250
Comerica, Inc.	5,700	417,924
Commerce Bancshares, Inc.	4,405	255,754
Cullen/Frost Bankers, Inc.	2,600	252,382
Fifth Third Bancorp	12,380	312,224
The Goldman Sachs Group, Inc.	38,140	7,322,499
Huntington Bancshares, Inc.	41,900	531,292
JP Morgan Chase & Co.	178,270	18,046,272
KeyCorp	109,440	1,723,680
M&T Bank Corp.	6,000	942,120
Morgan Stanley	70,400	2,970,880
Northern Trust Corp.	7,700	696,157
The PNC Financial Services Group, Inc.	18,400	2,256,944
Popular, Inc.	2,700	140,751
Prosperity Bancshares, Inc.	2,800	193,368
Regions Financial Corp.	44,300	626,845
Signature Bank	1,700	217,719
SunTrust Banks, Inc.	18,200	1,078,350
US Bancorp	64,500	3,108,255
Webster Financial Corp.	3,700	187,479
Wells Fargo & Co.	189,700	9,166,304
Zions Bancorp NA	185,520	8,424,463
		108,396,832
Diversified Financial Services — 3.8%
Ally Financial, Inc.	16,700	$459,083
American Express Co.	33,900	3,705,270
Ameriprise Financial, Inc.	24,660	3,158,946
BlackRock, Inc.	19,030	8,132,851
Capital One Financial Corp.	17,700	1,445,913
The Charles Schwab Corp.	96,170	4,112,229
Credit Acceptance Corp. (a)	600	271,158
Discover Financial Services	14,800	1,053,168
E*TRADE Financial Corp.	9,600	445,728

	Number of Shares	Value
Franklin Resources, Inc.	16,300	540,182
LPL Financial Holdings, Inc.	2,300	160,195
Mastercard, Inc. Class A	10,950	2,578,178
Nasdaq, Inc.	5,300	463,697
Raymond James Financial, Inc.	5,200	418,132
Santander Consumer USA Holdings, Inc.	14,100	297,933
SEI Investments Co.	2,700	141,075
Synchrony Financial	22,900	730,510
T. Rowe Price Group, Inc.	8,900	891,068
TD Ameritrade Holding Corp.	15,300	764,847
The Western Union Co.	17,900	330,613
		30,100,776
Insurance — 4.2%
Aflac, Inc.	30,300	1,515,000
Alleghany Corp. (a)	700	428,680
The Allstate Corp.	14,300	1,346,774
American Financial Group, Inc.	6,500	625,365
Aon PLC	28,890	4,931,523
Athene Holding Ltd. Class A (a)	4,500	183,600
Chubb Ltd.	18,100	2,535,448
Cincinnati Financial Corp.	6,500	558,350
Everest Re Group Ltd.	1,300	280,748
Fidelity National Financial, Inc.	8,700	317,985
The Hartford Financial Services Group, Inc.	151,890	7,551,971
Lincoln National Corp.	8,500	498,950
Loews Corp.	12,900	618,297
Markel Corp. (a)	600	597,744
MetLife, Inc.	41,100	1,749,627
Principal Financial Group, Inc.	9,000	451,710
The Progressive Corp.	18,500	1,333,665
Prudential Financial, Inc.	16,300	1,497,644
Reinsurance Group of America, Inc.	2,600	369,148
Torchmark Corp.	10,700	876,865
The Travelers Cos., Inc.	24,400	3,346,704
Unum Group	5,800	196,214
Voya Financial, Inc.	7,300	364,708
W.R. Berkley Corp.	5,000	423,600
		32,600,320

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	10,000	$494,500
The Howard Hughes Corp. (a)	500	55,000
Jones Lang LaSalle, Inc.	1,800	277,524
		827,024
Real Estate Investment Trusts (REITS) — 2.8%
Crown Castle International Corp.	45,300	5,798,400
Digital Realty Trust, Inc.	28,540	3,396,260
Equity Residential	96,960	7,303,027
Prologis, Inc.	50,640	3,643,548
Public Storage	8,600	1,872,908
		22,014,143
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	12,900	149,253
		194,088,348
Industrial — 9.1%
Aerospace & Defense — 1.4%
General Dynamics Corp.	10,100	1,709,728
Lockheed Martin Corp.	23,471	7,045,055
Northrop Grumman Corp.	6,000	1,617,600
Spirit AeroSystems Holdings, Inc. Class A	4,900	448,497
		10,820,880
Building Materials — 0.2%
Fortune Brands Home & Security, Inc.	2,210	105,218
Johnson Controls International PLC	25,000	923,500
Masco Corp.	10,300	404,893
		1,433,611
Electrical Components & Equipment — 0.1%
Acuity Brands, Inc.	1,100	132,011
Hubbell, Inc.	1,900	224,162
		356,173
Electronics — 1.4%
Arrow Electronics, Inc. (a)	3,600	277,416
Gentex Corp.	10,500	217,140
Honeywell International, Inc.	42,660	6,779,527
Sensata Technologies Holding PLC (a)	5,800	261,116
TE Connectivity Ltd.	39,460	3,186,395
		10,721,594
Engineering & Construction — 0.0%
AECOM (a)	4,300	127,581
Environmental Controls — 0.8%
Pentair PLC	6,000	267,060
Waste Management, Inc.	55,070	5,722,324
		5,989,384
Hand & Machine Tools — 0.1%
Snap-on, Inc.	2,300	$359,996
Stanley Black & Decker, Inc.	5,300	721,701
		1,081,697
Machinery – Construction & Mining — 1.0%
Caterpillar, Inc.	59,050	8,000,684
Oshkosh Corp.	2,500	187,825
		8,188,509

	Number of Shares	Value
Machinery – Diversified — 0.8%
AGCO Corp.	2,700	187,785
Cummins, Inc.	5,500	868,285
Deere & Co.	29,590	4,729,666
Dover Corp.	5,000	469,000
		6,254,736
Miscellaneous – Manufacturing — 1.4%
3M Co.	6,440	1,338,103
Carlisle Cos., Inc.	2,500	306,550
Crane Co.	1,600	135,392
Eaton Corp. PLC	17,100	1,377,576
Ingersoll-Rand PLC	9,600	1,036,320
Parker-Hannifin Corp.	37,633	6,458,576
Textron, Inc.	7,700	390,082
		11,042,599
Packaging & Containers — 0.5%
Berry Global Group, Inc. (a)	4,600	247,802
Packaging Corp. of America	3,500	347,830
Sealed Air Corp.	4,300	198,058
Sonoco Products Co.	4,000	246,120
WestRock Co.	74,170	2,844,419
		3,884,229
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,500	310,800
Transportation — 1.4%
J.B. Hunt Transport Services, Inc.	3,800	384,902
Kansas City Southern	45,660	5,295,647
Knight-Swift Transportation Holdings, Inc.	6,100	199,348
Union Pacific Corp.	12,260	2,049,872
United Parcel Service, Inc. Class B	26,800	2,994,632
		10,924,401
		71,136,194
Technology — 8.2%
Computers — 2.4%
Apple, Inc.	58,800	11,169,060
Hewlett Packard Enterprise Co.	48,000	740,640
HP, Inc.	64,300	1,249,349
International Business Machines Corp.	36,200	5,107,820
Leidos Holdings, Inc.	5,000	320,450

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
NetApp, Inc.	8,700	$603,258
		19,190,577
Office & Business Equipment — 0.3%
Xerox Corp.	6,500	207,870
Zebra Technologies Corp. Class A (a)	10,700	2,241,971
		2,449,841
Semiconductors — 2.4%
Applied Materials, Inc.	17,685	701,387
Intel Corp.	181,400	9,741,180
Lam Research Corp.	5,300	948,753
Marvell Technology Group Ltd.	85,220	1,695,026
ON Semiconductor Corp. (a)	14,400	296,208
Qorvo, Inc. (a)	5,100	365,823
Skyworks Solutions, Inc.	4,420	364,561
Teradyne, Inc.	7,700	306,768
Texas Instruments, Inc.	39,800	4,221,586
		18,641,292
Software — 3.1%
CDK Global, Inc.	4,400	258,808
Fidelity National Information Services, Inc.	20,750	2,346,825
Microsoft Corp.	67,810	7,997,511
Oracle Corp.	146,900	7,889,999
Synopsys, Inc. (a)	49,710	5,724,107
		24,217,250
		64,498,960
Utilities — 2.9%
Electric — 2.9%
AES Corp.	20,800	376,064
Ameren Corp.	9,300	684,015
American Electric Power Co., Inc.	18,400	1,541,000
DTE Energy Co.	7,200	898,128
Duke Energy Corp.	10,900	981,000
Edison International	36,840	2,281,133
Entergy Corp.	60,240	5,760,751
Eversource Energy	11,400	808,830
NextEra Energy, Inc.	34,245	6,620,243
OGE Energy Corp.	6,300	271,656
Pinnacle West Capital Corp.	4,700	449,226
Public Service Enterprise Group, Inc.	19,700	1,170,377
WEC Energy Group, Inc.	12,300	972,684
		22,815,107
		22,815,107
TOTAL COMMON STOCK (Cost $649,548,657)		767,437,585
TOTAL EQUITIES (Cost $649,548,657)		767,437,585

	Number of Shares	Value
MUTUAL FUNDS — 0.7%
Diversified Financial Services — 0.7%
iShares Russell 1000 Value ETF	31,800	$3,926,982
State Street Navigator Securities Lending Prime Portfolio (c)	1,620,175	1,620,175
		5,547,157
TOTAL MUTUAL FUNDS (Cost $5,214,409)		5,547,157
TOTAL LONG-TERM INVESTMENTS (Cost $654,763,066)		772,984,742

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (d)	$15,308,517	15,308,517
TOTAL SHORT-TERM INVESTMENTS (Cost $15,308,517)		15,308,517
TOTAL INVESTMENTS — 100.4% (Cost $670,071,583) (e)		788,293,259
Other Assets/(Liabilities) — (0.4)%		(3,061,815)
NET ASSETS — 100.0%		$785,231,444

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $1,145,258 or 0.15% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $15,310,111. Collateralized by U.S. Government Agency obligations with rates ranging from 1.875% – 2.375%, maturity dates ranging from 3/15/22 – 4/30/22, and an aggregate market value, including accrued interest, of $15,619,441.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 91.2%
COMMON STOCK — 91.2%
Basic Materials — 3.1%
Chemicals — 2.5%
Eastman Chemical Co.	300	$22,764
Huntsman Corp.	24,400	548,756
Olin Corp.	9,200	212,888
		784,408
Iron & Steel — 0.6%
Reliance Steel & Aluminum Co.	2,100	189,546
		973,954
Communications — 10.9%
Internet — 8.2%
Alphabet, Inc. Class A (a)	990	1,165,121
Alphabet, Inc. Class C (a)	50	58,666
Amazon.com, Inc. (a)	447	795,995
F5 Networks, Inc. (a)	3,700	580,641
		2,600,423
Media — 0.1%
News Corp. Class A	2,400	29,856
Telecommunications — 2.6%
Verizon Communications, Inc.	13,900	821,907
		3,452,186
Consumer, Cyclical — 5.6%
Auto Manufacturers — 2.4%
PACCAR, Inc.	10,900	742,726
Auto Parts & Equipment — 0.8%
Magna International, Inc.	5,300	258,057
Home Builders — 0.7%
Toll Brothers, Inc.	6,000	217,200
Retail — 1.7%
Dollar General Corp.	970	115,721
Foot Locker, Inc.	2,600	157,560
Genuine Parts Co.	1,470	164,684
Ulta Salon Cosmetics & Fragrance, Inc. (a)	320	111,594
		549,559
		1,767,542
Consumer, Non-cyclical — 25.2%
Biotechnology — 12.4%
Amgen, Inc.	4,240	805,515
Biogen, Inc. (a)	680	160,738
Celgene Corp. (a)	3,940	371,700
Exelixis, Inc. (a)	27,200	647,360
Gilead Sciences, Inc.	7,600	494,076
Incyte Corp. (a)	13,400	1,152,534
United Therapeutics Corp. (a)	2,450	287,557
		3,919,480
Commercial Services — 1.9%
ManpowerGroup, Inc.	4,900	$405,181
Quanta Services, Inc.	5,400	203,796
		608,977

	Number of Shares	Value
Foods — 1.8%
US Foods Holding Corp. (a)	16,500	576,015
Health Care – Products — 0.6%
Patterson Cos., Inc.	9,100	198,835
Health Care – Services — 3.5%
HCA Healthcare, Inc.	7,440	970,027
Universal Health Services, Inc. Class B	940	125,744
		1,095,771
Pharmaceuticals — 5.0%
CVS Health Corp.	1,449	78,145
Horizon Pharma PLC (a)	16,700	441,381
Jazz Pharmaceuticals PLC (a)	4,090	584,665
Johnson & Johnson	300	41,937
Merck & Co., Inc.	4,900	407,533
Pfizer, Inc.	800	33,976
		1,587,637
		7,986,715
Energy — 3.6%
Oil & Gas — 3.6%
Apache Corp.	400	13,864
Chevron Corp.	3,320	408,958
Exxon Mobil Corp.	300	24,240
Marathon Petroleum Corp.	7,317	437,922
Occidental Petroleum Corp.	2,700	178,740
Rowan Cos. PLC Class A (a)	7,000	75,530
		1,139,254
Financial — 17.8%
Banks — 7.1%
Fifth Third Bancorp	51,800	1,306,396
JP Morgan Chase & Co.	7,200	728,856
State Street Corp.	3,100	204,011
		2,239,263
Diversified Financial Services — 7.0%
Mastercard, Inc. Class A	6,260	1,473,917
Visa, Inc. Class A	4,860	759,083
		2,233,000
Insurance — 3.2%
Aflac, Inc.	3,600	180,000
Berkshire Hathaway, Inc. Class B (a)	3,800	763,382
Torchmark Corp.	700	57,365
		1,000,747

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.5%
EPR Properties	1,900	$146,110
		5,619,120
Industrial — 6.5%
Aerospace & Defense — 2.5%
Lockheed Martin Corp.	1,830	549,293
Spirit AeroSystems Holdings, Inc. Class A	2,500	228,825
		778,118
Electronics — 0.4%
Gentex Corp.	4,600	95,128
KEMET Corp.	2,300	39,031
		134,159
Machinery – Diversified — 1.0%
AGCO Corp.	4,400	306,020
GrafTech International Ltd.	900	11,511
		317,531
Miscellaneous – Manufacturing — 1.1%
3M Co.	400	83,112
Eaton Corp. PLC	3,400	273,904
		357,016
Transportation — 1.2%
Norfolk Southern Corp.	1,800	336,402
Union Pacific Corp.	200	33,440
		369,842
Trucking & Leasing — 0.3%
AerCap Holdings NV (a)	2,000	93,080
		2,049,746
Technology — 17.9%
Computers — 3.6%
Apple, Inc.	720	136,764
DXC Technology Co.	11,500	739,565
Seagate Technology PLC	5,100	244,239
		1,120,568
Semiconductors — 7.4%
ASML Holding NV	810	152,320
Broadcom, Inc.	500	150,355
Lam Research Corp.	9,610	1,720,286
MKS Instruments, Inc.	3,500	325,675
		2,348,636
Software — 6.9%
Intuit, Inc.	1,360	355,518
Microsoft Corp.	6,680	787,839
Workday, Inc. Class A (a)	5,440	1,049,104
		2,192,461
		5,661,665

	Number of Shares	Value
Utilities — 0.6%
Gas — 0.6%
Atmos Energy Corp.	1,800	$185,274
TOTAL COMMON STOCK (Cost $25,443,785)		28,835,456
TOTAL EQUITIES (Cost $25,443,785)		28,835,456
TOTAL LONG-TERM INVESTMENTS (Cost $25,443,785)		28,835,456

	Principal Amount
SHORT-TERM INVESTMENTS — 8.8%
Repurchase Agreement — 8.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (b)	$2,796,988	2,796,988
TOTAL SHORT-TERM INVESTMENTS (Cost $2,796,988)		2,796,988
TOTAL INVESTMENTS — 100.0% (Cost $28,240,773) (c)		31,632,444
Other Assets/(Liabilities) — 0.0%		5,660
NET ASSETS — 100.0%		$31,638,104

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,797,280. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $2,856,887.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.1%
COMMON STOCK — 0.9%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Inc. (Escrow Shares) (a) (b) (c)	2,157,000	$-
Energy — 0.9%
Oil & Gas — 0.9%
Fieldwood Energy LLC Common Equity (c)	13,011	425,030
Fieldwood Energy LLC Restricted Common Equity (c)	3,193	104,306
Jupiter Resources, Inc. (c)	191,606	598,769
		1,128,105
TOTAL COMMON STOCK (Cost $3,475,087)		1,128,105
PREFERRED STOCK — 0.2%
Consumer, Non-cyclical — 0.2%
Agriculture — 0.2%
Pinnacle Agriculture Holdings LLC (c)	1,144,535	263,243
TOTAL PREFERRED STOCK (Cost $733,962)		263,243
TOTAL EQUITIES (Cost $4,209,049)		1,391,348

	Principal Amount
BONDS & NOTES — 96.7%
BANK LOANS — 7.1%
Aerospace & Defense — 1.0%
TransDigm, Inc., 2018 Term Loan F, 0.000% 6/09/23 (d)	$615,445	600,521
Veritas Bermuda Ltd., USD Repriced Term Loan B, 0.000% 1/27/23 (d)	748,092	690,698
		1,291,219
Electronics — 0.8%
Vertafore, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 5.749% VRN 7/02/25	947,625	929,345
Health Care – Services — 1.1%
Avantor, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 6.250% VRN 11/21/24	650,282	650,821
Banff Merger Sub, Inc., 2018 USD Term Loan B, 3 mo. LIBOR + 4.250% 6.850% VRN 10/02/25	$681,387	$666,513
		1,317,334
Oil & Gas — 0.8%
Fieldwood Energy LLC Exit 1st Lien Term Loan, 1 mo. LIBOR + 5.250% 7.749% VRN 4/11/22	674,554	647,572
Exit 2nd Lien Term Loan, 1 mo. LIBOR + 7.250% 9.749% VRN 4/11/23	387,384	326,855
		974,427

	Number of Shares	Value
Packaging & Containers — 1.6%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 6.030% VRN 4/03/24	598,477	583,066
Consolidated Energy Finance, S.A., Term Loan B, 1 mo. LIBOR + 2.500% 4.989% VRN 5/07/25	897,042	865,646
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 5.249% VRN 2/05/23	533,591	526,922
		1,975,634
Retail — 0.7%
Michaels Stores, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500% 4.990% VRN 1/30/23	946,764	926,248
Telecommunications — 1.1%
CenturyLink, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.750% 5.249% VRN 1/31/25	1,340,074	1,312,442
TOTAL BANK LOANS (Cost $8,520,055)		8,726,649
CORPORATE DEBT — 89.6%
Aerospace & Defense — 2.7%
TransDigm UK Holdings PLC 6.875% 5/15/26 (e)	393,000	391,036
TransDigm, Inc. 6.375% 6/15/26	1,219,000	1,206,627
Triumph Group, Inc. 4.875% 4/01/21	422,000	411,450
5.250% 6/01/22 (f)	305,000	292,800
7.750% 8/15/25 (f)	1,071,000	1,022,805
		3,324,718

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Agriculture — 0.7%
Pinnacle Operating Corp. 9.000% 5/15/23 (e)	$1,667,522	$867,111
Airlines — 2.1%
American Airlines Group, Inc. 5.500% 10/01/19 (e)	1,891,000	1,914,448
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC 7.750% 6/01/20 (e)	688,000	682,840
		2,597,288
Auto Manufacturers — 0.5%
Allison Transmission, Inc. 4.750% 10/01/27 (e)	403,000	384,361
5.875% 6/01/29 (e)	172,000	173,935
		558,296
Auto Parts & Equipment — 0.1%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.250% 5/15/26 (e) (g)	173,000	176,460
Building Materials — 1.8%
James Hardie International Finance DAC 4.750% 1/15/25 (e)	126,000	124,110
5.000% 1/15/28 (e)	485,000	469,237
PGT Escrow Issuer, Inc. 6.750% 8/01/26 (e)	368,000	381,800
Standard Industries, Inc. 4.750% 1/15/28 (e)	1,345,000	1,284,475
		2,259,622
Chemicals — 2.1%
Consolidated Energy Finance SA 6.875% 6/15/25 (e)	655,000	659,913
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA 8.375% 12/01/22 (e)	1,225,000	1,278,594
Starfruit Finco BV/Starfruit US Holdco LLC 8.000% 10/01/26 (e) (f)	705,000	710,287
		2,648,794
Coal — 2.9%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% 5/01/25 (e)	620,000	645,575
Peabody Energy Corp. 6.000% 3/31/22 (e)	1,383,000	1,393,372
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (e)	1,013,000	1,025,663
Warrior Met Coal, Inc. 8.000% 11/01/24 (e)	534,000	557,696
		3,622,306
Commercial Services — 2.1%
Nielsen Finance LLC/Nielsen Finance Co. 5.000% 4/15/22 (e)	$625,000	$617,187
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.250% 5/15/23 (e)	1,328,000	1,394,400
United Rentals North America, Inc. 4.625% 10/15/25	249,000	245,888
4.875% 1/15/28	365,000	355,035
		2,612,510
Computers — 1.3%
GCI LLC 6.875% 4/15/25	1,550,000	1,617,813
Diversified Financial Services — 2.2%
LPL Holdings, Inc. 5.750% 9/15/25 (e)	1,134,000	1,148,515

	Principal Amount	Value
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.750% 6/15/22 (e) (f)	1,477,000	1,523,275
		2,671,790
Electric — 0.6%
NRG Energy, Inc. 6.625% 1/15/27	702,000	755,528
Entertainment — 0.3%
Eldorado Resorts, Inc. 6.000% 9/15/26	324,000	328,860
Foods — 4.3%
Albertsons Cos. LLC/Safeway, Inc./ New Albertsons LP/Albertson’s LLC 7.500% 3/15/26 (e)	362,000	372,408
JBS USA LUX SA/JBS USA Finance, Inc. 5.875% 7/15/24 (e)	646,000	663,765
6.750% 2/15/28 (e)	824,000	852,840
KeHE Distributors LLC/KeHE Finance Corp. 7.625% 8/15/21 (e)	650,000	643,500
Pilgrim’s Pride Corp. 5.750% 3/15/25 (e)	247,000	249,470
5.875% 9/30/27 (e)	398,000	400,985
Post Holdings, Inc. 5.500% 3/01/25 (e)	309,000	312,476
5.625% 1/15/28 (e)	468,000	464,490
5.750% 3/01/27 (e)	382,000	383,433
Simmons Foods, Inc. 5.750% 11/01/24 (e) (f)	483,000	423,832
7.750% 1/15/24 (e)	189,000	201,285
Smithfield Foods, Inc. 5.200% 4/01/29 (e) (g)	264,000	265,341
		5,233,825

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Gas — 0.9%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	$1,111,000	$1,049,895
Hand & Machine Tools — 1.2%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (e)	1,138,000	1,092,480
Colfax Corp. 6.000% 2/15/24 (e)	168,000	174,930
6.375% 2/15/26 (e)	178,000	189,458
		1,456,868
Health Care – Products — 4.4%
Avanos Medical, Inc. 6.250% 10/15/22	1,300,000	1,327,625
Avantor, Inc. 9.000% 10/01/25 (e)	573,000	620,989
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.500% 4/15/25 (e) (f)	398,000	310,440
5.625% 10/15/23 (e) (f)	202,000	167,660
5.750% 8/01/22 (e) (f)	355,000	330,150
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (e)	2,784,000	2,642,016
		5,398,880
Health Care – Services — 3.8%
Envision Healthcare Corp. 8.750% 10/15/26 (e) (f)	1,330,000	1,185,363
HCA, Inc. 5.875% 2/15/26	1,138,000	1,229,040
RegionalCare Hospital Partners Holdings, Inc. 8.250% 5/01/23 (e)	972,000	1,033,965
Tenet Healthcare Corp. 4.625% 7/15/24	400,000	400,620
6.250% 2/01/27 (e)	402,000	417,296
8.125% 4/01/22	340,000	365,789
		4,632,073
Home Builders — 1.2%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (e)	491,000	471,360
Mattamy Group Corp. 6.500% 10/01/25 (e)	764,000	749,904
6.875% 12/15/23 (e)	194,000	197,880
		1,419,144
Housewares — 0.3%
Newell Brands, Inc. 4.200% 4/01/26	372,000	355,046
Insurance — 2.1%
Acrisure LLC/Acrisure Finance, Inc. 7.000% 11/15/25 (e)	$791,000	$711,900
8.125% 2/15/24 (e)	284,000	294,269
USIS Merger Sub, Inc. 6.875% 5/01/25 (e)	836,000	811,965
York Risk Services Holding Corp. 8.500% 10/01/22 (e) (f)	992,000	808,480
		2,626,614
Internet — 0.7%
Netflix, Inc. 5.875% 11/15/28 (e)	595,000	628,469
6.375% 5/15/29 (e)	166,000	179,487
		807,956

	Principal Amount	Value
Iron & Steel — 1.0%
Allegheny Technologies, Inc. 5.950% 1/15/21	1,192,000	1,221,800
Leisure Time — 2.1%
Brunswick Corp. 7.375% 9/01/23	285,000	309,183
7.125% 8/01/27	919,000	1,019,767
Carlson Travel, Inc. 6.750% 12/15/23 (e)	296,000	296,000
9.500% 12/15/24 (e)	988,000	950,950
		2,575,900
Lodging — 1.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (e)	492,000	464,940
5.500% 3/01/25 (e)	740,000	730,750
		1,195,690
Machinery – Diversified — 1.0%
Wabtec Corp. 3.450% 11/15/26	1,273,000	1,182,756
Media — 6.8%
Altice Financing SA 6.625% 2/15/23 (e)	600,000	613,500
Altice Finco SA 8.125% 1/15/24 (e)	627,000	634,837
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (e)	1,086,000	1,070,959
5.750% 2/15/26 (e)	550,000	575,437
5.875% 4/01/24 (e)	1,500,000	1,567,665
5.875% 5/01/27 (e)	822,000	853,072
Clear Channel Worldwide Holdings, Inc. 9.250% 2/15/24 (e)	250,000	265,000
CSC Holdings LLC 7.500% 4/01/28 (e)	565,000	605,426

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
DISH DBS Corp. 7.750% 7/01/26 (f)	$681,000	$592,470
Midcontinent Communications/Midcontinent Finance Corp. 6.875% 8/15/23 (e)	864,000	898,808
Sirius XM Radio, Inc. 5.375% 7/15/26 (e)	167,000	170,599
Ziggo BV 5.500% 1/15/27 (e)	489,000	482,888
		8,330,661
Mining — 5.2%
Compass Minerals International, Inc. 4.875% 7/15/24 (e)	294,000	274,890
First Quantum Minerals Ltd. 7.250% 4/01/23 (e)	659,000	644,172
7.500% 4/01/25 (e)	1,052,000	1,007,290
Hecla Mining Co. 6.875% 5/01/21	1,271,000	1,271,000
Kinross Gold Corp. 4.500% 7/15/27	640,000	608,000
5.950% 3/15/24	441,000	471,870
6.875% 9/01/41	476,000	485,520
New Gold, Inc. 6.250% 11/15/22 (e)	998,000	878,240
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (e)	884,000	777,920
		6,418,902
Oil & Gas — 7.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22 (f)	362,000	334,850
7.750% 4/15/23	204,000	180,540
Citgo Holding, Inc. 10.750% 2/15/20 (e)	1,677,000	1,719,260
Ensco PLC 7.750% 2/01/26	234,000	197,438
Jonah Energy LLC/Jonah Energy Finance Corp. 7.250% 10/15/25 (e)	985,000	522,050
Kosmos Energy Ltd. 7.875% 8/01/21 (e)	1,823,000	1,860,736
7.875% 8/01/21 (e) (f)	800,000	816,560
Laredo Petroleum, Inc. 5.625% 1/15/22 (f)	374,000	341,742
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	47,000	48,340
SM Energy Co. 6.625% 1/15/27 (f)	188,000	178,600
6.750% 9/15/26 (f)	523,000	501,426
Transocean Guardian Ltd. 5.875% 1/15/24 (e)	$254,205	$258,018
Transocean, Inc. 6.800% 3/15/38	483,000	374,325
9.350% STEP 12/15/41	150,000	140,438
Tullow Oil PLC 6.250% 4/15/22 (e)	1,364,000	1,369,456
		8,843,779
Oil & Gas Services — 0.8%
Welltec A/S 9.500% 12/01/22 (e)	1,000,000	967,500

	Principal Amount	Value
Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.250% 5/15/24 (e)	200,000	210,690
BWAY Holding Co. 7.250% 4/15/25 (e)	230,000	221,805
		432,495
Pharmaceuticals — 4.4%
Bausch Health Americas, Inc. 8.500% 1/31/27 (e)	250,000	265,000
Bausch Health Cos., Inc. 5.500% 3/01/23 (e)	452,000	454,260
5.750% 8/15/27 (e) (f)	151,000	154,820
5.875% 5/15/23 (e)	193,000	195,413
6.125% 4/15/25 (e)	1,443,000	1,428,570
6.500% 3/15/22 (e)	171,000	176,985
7.000% 3/15/24 (e)	290,000	306,820
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.000% STEP 2/01/25 (e)	981,000	709,538
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6.000% 7/15/23 (e)	196,000	150,920
Par Pharmaceutical, Inc. 7.500% 4/01/27 (e)	629,000	637,806
Teva Pharmaceutical Finance Netherlands III BV 6.000% 4/15/24	315,000	316,050
Valeant Pharmaceuticals International 9.250% 4/01/26 (e)	600,000	656,580
		5,452,762
Pipelines — 1.2%
Cheniere Energy Partners LP 5.625% 10/01/26 (e)	725,000	743,125
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	765,000	770,738
		1,513,863

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Private Equity — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	$761,000	$779,074
Real Estate — 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375% 4/01/27 (e)	184,000	188,370
Real Estate Investment Trusts (REITS) — 1.1%
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	539,000	548,433
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	789,000	793,931
		1,342,364
Retail — 2.4%
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22 (f)	500,000	436,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	449,000	338,995
8.625% 6/15/20	602,000	454,510
Golden Nugget, Inc. 8.750% 10/01/25 (e)	242,000	254,100
KGA Escrow LLC 7.500% 8/15/23 (e)	426,000	432,390
Penske Automotive Group, Inc. 5.500% 5/15/26 (f)	1,000,000	985,000
Sonic Automotive, Inc. 5.000% 5/15/23 (f)	72,000	69,120
		2,970,365
Software — 4.5%
RP Crown Parent LLC 7.375% 10/15/24 (e)	191,000	195,775
SS&C Technologies, Inc. 5.500% 9/30/27 (e)	960,000	969,600
TIBCO Software, Inc. 11.375% 12/01/21 (e)	2,877,000	3,062,566
Veritas US, Inc./Veritas Bermuda Ltd. 10.500% 2/01/24 (e) (f)	1,500,000	1,338,750
		5,566,691
Telecommunications — 7.1%
CenturyLink, Inc. 6.750% 12/01/23 (f)	500,000	521,875
CommScope Finance LLC 6.000% 3/01/26 (e)	162,000	167,568
8.250% 3/01/27 (e)	374,000	388,025
Hughes Satellite Systems Corp. 5.250% 8/01/26	$805,000	$798,962
6.625% 8/01/26	272,000	266,560
Intelsat Connect Finance SA 9.500% 2/15/23 (e)	509,000	450,618
Intelsat Jackson Holdings SA 8.500% 10/15/24 (e)	1,189,000	1,156,302
9.750% 7/15/25 (e)	132,000	134,020
Sprint Corp. 7.250% 9/15/21	745,000	782,250
7.625% 3/01/26	422,000	427,697
7.875% 9/15/23	1,578,000	1,652,955
T-Mobile USA, Inc. 6.000% 4/15/24	453,000	470,554
6.500% 1/15/26	679,000	724,833
Telecom Italia SpA 5.303% 5/30/24 (e)	586,000	588,930
ViaSat, Inc. 5.625% 4/15/27 (e)	197,000	200,469
		8,731,618

	Principal Amount	Value
Toys, Games & Hobbies — 0.1%
Mattel, Inc. 6.750% 12/31/25 (e) (f)	147,000	144,611
Transportation — 3.4%
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (e) (f)	3,200,000	3,096,000
XPO Logistics, Inc. 6.750% 8/15/24 (e)	1,016,000	1,036,320
		4,132,320
Trucking & Leasing — 1.0%
Avolon Holdings Funding Ltd. 5.125% 10/01/23 (e)	382,000	388,685
5.250% 5/15/24 (e)	166,000	170,980
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (e)	432,000	442,757
5.500% 2/15/24 (e)	243,000	252,270
		1,254,692
TOTAL CORPORATE DEBT (Cost $111,458,818)		110,267,610
TOTAL BONDS & NOTES (Cost $119,978,873)		118,994,259

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
WARRANTS — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Holding Corp. (a) (b) (c)	2,106	$22,426
Appvion Holding Corp. (a) (b) (c)	2,106	-
		22,426
TOTAL WARRANTS (Cost $0)		22,426

MUTUAL FUNDS — 9.6%
Diversified Financial Services — 9.6%
State Street Navigator Securities Lending Prime Portfolio (h)	11,730,278	11,730,278

TOTAL MUTUAL FUNDS (Cost $11,730,278)		11,730,278

TOTAL LONG-TERM INVESTMENTS (Cost $135,918,200)		132,138,311

TOTAL INVESTMENTS — 107.4% (Cost $135,918,200) (i)		132,138,311

Other Assets/(Liabilities) — (7.4)%		(9,083,699)

NET ASSETS — 100.0%		$123,054,612

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $22,426 or 0.02% of net assets.
(c)	Non-income producing security.
(d)	All or a portion of the security represents unsettled loan commitments at March 31, 2019 where the rate will be determined at time of settlement.
(e)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $79,754,832 or 64.81% of net assets.
(f)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $11,492,063 or 9.34% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Represents investment of security lending collateral. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 135.9%
CORPORATE DEBT — 1.5%
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC 3.919% FRN 2/15/23 (a)	$2,060,000	$1,948,364
Health Care – Products — 0.4%
Becton Dickinson and Co. 3.476% FRN 12/29/20 (a)	1,545,000	1,545,142
Pharmaceuticals — 0.6%
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.381% FRN 6/15/22	2,060,000	2,043,819

TOTAL CORPORATE DEBT (Cost $2,946,056)		5,537,325

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900%, 3.671% FRN 4/26/27 (a)	84,014	84,190

TOTAL MUNICIPAL OBLIGATIONS (Cost $84,014)		84,190

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.8%
Auto Floor Plan ABS — 0.6%
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A1, 3.084% FRN 10/15/23 (a) (b)	470,000	470,220
Series 2018-1A, Class A1, 3.124% FRN 2/15/23 (a) (b)	850,000	851,712
Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700% 4.184% FRN 4/15/21 (b)	960,000	960,513
		2,282,445
Automobile ABS — 10.6%
American Credit Acceptance Receivables Trust Series 2018-3, Class A, 2.920% 8/12/21 (b)	214,499	214,473
Series 2018-2, Class A, 2.940% 1/10/22 (b)	391,447	391,460
Series 2017-4, Class C, 2.940% 1/10/24 (b)	1,450,000	1,447,066
Series 2018-4, Class A, 3.380% 12/13/21 (b)	1,613,642	1,617,959
Series 2019-1, Class C, 3.500% 4/14/25 (b)	1,300,000	1,307,310
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (b)	$388,000	$392,574
Chesapeake Funding II LLC Series 2018-1A, Class A2, 2.934% FRN 4/15/30 (a) (b)	971,364	972,568
Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000% 3.484% FRN 6/15/28 (b)	512,408	513,496
CPS Auto Trust Series 2017-D, Class A, 1.870% 3/15/21 (b)	303,430	302,932

	Principal Amount	Value
Series 2018-A, Class A, 2.160% 5/17/21 (b)	109,651	109,376
Series 2018-C, Class A, 2.870% 9/15/21 (b)	465,800	465,709
Series 2019-A, Class A, 3.180% 6/15/22 (b)	398,468	399,117
Series 2018-C, Class B, 3.430% 7/15/22 (b)	260,000	260,750
Drive Auto Receivables Trust Series 2017-1, Class C, 2.840% 4/15/22	513,844	513,624
Series 2018-2, Class B, 3.220% 4/15/22	350,000	350,090
Series 2019-1, Class C, 3.780% 4/15/25	963,000	977,647
DT Auto Owner Trust Series 2017-3A, Class B, 2.400% 5/17/21 (b)	331,823	331,643
Series 2018-1A, Class A, 2.590% 5/17/21 (b)	330,310	330,065
Series 2018 2A, Class A, 2.840% 9/15/21 (b)	631,074	630,898
Series 2018-1A, Class B, 3.040% 1/18/22 (b)	520,000	520,225
Exeter Automobile Receivables Trust Series 2018-1A, Class A, 2.210% 5/17/21 (b)	139,629	139,495
Series 2018-1A, Class B, 2.750% 4/15/22 (b)	450,000	449,082
Series 2016-3A, Class B, 2.840% 8/16/21 (b)	299,289	299,187
Series 2018-3A, Class A, 2.900% 1/18/22 (b)	522,312	522,207
Series 2017-1A, Class B, 3.000% 12/15/21 (b)	610,674	610,786
Series 2018-4A, Class A, 3.050% 12/15/21 (b)	846,999	847,505
Series 2019-1A, Class B, 3.450% 2/15/23 (b)	435,000	437,053

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
First Investors Auto Owner Trust Series 2017-3A, Class A1, 2.000% 3/15/22 (b)	$586,331	$584,550
Series 2018-1A, Class A1, 2.840% 5/16/22 (b)	644,514	644,299
Flagship Credit Auto Trust Series 2017-4, Class A, 2.070% 4/15/22 (b)	992,357	987,433
Series 2018-1, Class A, 2.590% 6/15/22 (b)	1,185,303	1,182,154
Series 2017-4, Class B, 2.660% 10/17/22 (b)	2,190,000	2,174,222
Series 2016-4, Class C, 2.710% 11/15/22 (b)	680,000	677,749
Series 2016-1, Class A, 2.770% 12/15/20 (b)	19,040	19,039
Series 2017-1, Class B, 2.830% 3/15/23 (b)	1,320,000	1,318,669
Series 2018-2, Class A, 2.970% 10/17/22 (b)	2,216,831	2,219,740
Hertz Fleet Lease Funding LP Series 2018-1, Class A1, 2.993% FRN 5/10/32 (a) (b)	2,530,000	2,530,011
Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100% 3.593% FRN 4/10/30 (b)	376,725	376,842
Hertz Vehicle Financing II LP Series 2015-1A, Class B, 3.520% 3/25/21 (b)	890,000	888,543
Series 2017-1A, Class B, 3.560% 10/25/21 (b)	730,000	728,228
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A 2.310% 12/14/21 (b)	698,233	695,937
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (b)	354,038	353,538
Oscar US Funding Trust IX LLC, Series 2018-2A, Class A2B, 2.963% FRN 8/10/21 (a) (b)	1,239,615	1,239,615
Oscar US Funding Trust VI, Series 2017-1A, Class A3 2.820% 6/10/21 (b)	500,000	499,507
Oscar US Funding Trust VII LLC, Series 2017-2A, Class A2A 2.130% 11/10/20 (b)	299,972	299,317
Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A 2.910% 4/12/21 (b)	324,389	324,097
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	7,925	7,923
Securitized Equipment Receivable 3.760% 10/11/24	$400,000	$403,290
4.200% 10/11/24	430,000	433,782
Tesla Auto Lease Trust Series 2018-A, Class A, 2.320% 12/20/19 (b)	331,616	331,186
Series 2018-A, Class B, 2.750% 2/20/20 (b)	265,000	264,639
Series 2018-B, Class A, 3.710% 8/20/21 (b)	714,254	721,923
Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2B, 2.604% FRN 8/16/21 (a)	1,920,000	1,919,998
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A 2.840% 9/15/21 (b)	986,229	986,612
World Omni Select Auto Trust, Series 2018-1A, Class A1 2.782% 11/15/19 (b)	322,283	322,265
		38,489,405

	Principal Amount	Value
Commercial MBS — 1.7%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 3.984% FRN 7/15/35 (a) (b)	1,700,000	1,696,849
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 4.184% FRN 11/15/35 (a) (b)	621,504	621,894
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 4.234% FRN 12/15/37 (a) (b)	308,865	309,633
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.614% VRN 7/10/38 (a)	272,358	273,796
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.484% FRN 6/15/32 (a) (b)	1,792,339	1,784,487
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, 3.234% FRN 2/15/35 (a) (b)	566,659	564,530
VMC Finance LLC, Series 2018-FL1, Class A, 3.304% FRN 3/15/35 (a) (b)	798,836	800,683
		6,051,872
Credit Card ABS — 0.3%
Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 1 mo. LIBOR + .770% 3.259% FRN 5/14/29	1,100,000	1,089,349

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Other ABS — 14.2%
321 Henderson Receivables I LLC Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 2.684% FRN 3/15/41 (b)	$446,148	$438,624
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 2.684% FRN 6/15/41 (b)	1,553,363	1,518,867
Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200% 2.684% FRN 12/15/41 (b)	262,237	257,561
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 2.684% FRN 3/15/42 (b)	661,908	637,779
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 2.684% FRN 9/15/41 (b)	159,107	152,324
AASET Trust, Series 2017-1A, Class A 3.967% 5/16/42 (b)	532,018	530,721
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (b)	562,469	569,872
AIMCO CLO, Series 2015-AA, Class AR, 3.637% FRN 1/15/28 (a) (b)	2,450,000	2,436,981
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 3.634% FRN 6/15/28 (a) (b)	780,000	778,545
Ascentium Equipment Receivables Trust, Series 2018-2A, Class A1 2.731% 11/12/19 (b)	2,044,814	2,044,672
Avant Loans Funding Trust Series 2018-A, Class A, 3.090% 6/15/21 (b)	500,898	500,513
Series 2018-B, Class A, 3.420% 1/18/22 (b)	935,702	936,708
Series 2019-A, Class A, 3.480% 7/15/22 (b)	1,140,000	1,139,928
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100% 3.871% FRN 4/25/26 (b)	1,688,734	1,688,751
BCC Funding XIV LLC, Series 2018-1A, Class A2 2.960% 6/20/23 (b)	821,355	822,189
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (b)	169,815	169,815
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (b)	77,007	76,718
CCG Receivables Trust, Series 2018-2, Class A2 3.090% 12/15/25 (b)	$1,120,000	$1,122,534
CIFC Funding II Ltd., Series 2015-2A, Class AR, 3.567% FRN 4/15/27 (a) (b)	2,450,000	2,434,724
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.946% FRN 9/25/34	20,696	20,558
Diamond Resorts Owner Trust, Series 2015-2, Class B 3.540% 5/22/28 (b)	86,417	86,379
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.637% FRN 7/15/23 (b)	117,934	118,528
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	142,855	139,943
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (b) (d)	505,000	504,914
Hilton Grand Vacations Trust, Series 2014-AA, Class A 1.770% 11/25/26 (b)	88,801	87,823
KREF Ltd., Series 2018-FL1, Class AS, 3.834% FRN 6/15/36 (a) (b)	2,000,000	1,994,095
LCM Ltd. 3.836% 7/15/27 (d)	1,300,000	1,298,573
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (b)	630,000	638,253
Mariner Finance Issuance Trust Series 2017-BA, Class A, 2.920% 12/20/29 (b)	1,800,000	1,792,205

	Principal Amount	Value
Series 2017-AA, Class A, 3.620% 2/20/29 (b)	676,278	681,634
Marlette Funding Trust Series 2017-3A, Class A, 2.360% 12/15/24 (b)	122,676	122,500
Series 2017-2A, Class A, 2.390% 7/15/24 (b)	20,756	20,751
Series 2018-1A, Class A, 2.610% 3/15/28 (b)	716,285	714,763
Series 2017-1A, Class A, 2.827% 3/15/24 (b)	33,450	33,449
Series 2018-2A, Class A, 3.060% 7/17/28 (b)	619,034	618,639
Series 2018-3A, Class A, 3.200% 9/15/28 (b)	713,801	714,536

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2019-1A, Class A, 3.440% 4/16/29 (b)	$413,000	$414,416
MVW Owner Trust, Series 2017-1A, Class A 2.420% 12/20/34 (b)	138,334	136,864
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3.587% FRN 1/15/28 (a) (b)	2,450,000	2,431,573
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 2.575% 10/15/49 (b)	1,900,000	1,894,058
OCP CLO Ltd., Series 2015-10A, Class A1R, 3.585% FRN 10/26/27 (a) (b)	2,450,000	2,434,430
Orange Lake Timeshare Trust, Series 2016-A, Class A 2.610% 3/08/29 (b)	321,678	320,852
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (b)	335,350	336,845
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A 5.340% 2/25/23 (b)	440,000	440,959
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A 2.300% 10/20/31 (b)	169,121	168,720
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A, 2.430% 6/20/32 (b)	365,586	362,693
Series 2014-3A, Class B, 2.800% 10/20/31 (b)	414,056	413,258
Series 2015-2A, Class B, 3.020% 6/20/32 (b)	1,061,662	1,059,793
Series 2015-1A, Class B, 3.050% 3/22/32 (b)	463,634	462,980
Series 2015-3A, Class B, 3.080% 9/20/32 (b)	35,561	35,506
Series 2019-1A, Class D, 4.750% 1/20/36 (b)	950,000	953,985
SoFi Consumer Loan Program LLC Series 2016-3, Class A, 3.050% 12/26/25 (b)	226,585	226,613
Series 2016-5, Class A, 3.060% 9/25/28 (b)	1,182,492	1,182,139
Series 2016-2A, Class A, 3.090% 10/27/25 (b)	311,697	311,402
Series 2018-3, Class A1, 3.200% 8/25/27 (b)	1,207,941	1,208,411
Series 2016-1A, Class A, 3.260% 8/25/25 (b)	637,248	638,366
Series 2017-2, Class A, 3.280% 2/25/26 (b)	$494,411	$494,985
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (b)	691,933	691,041
Springleaf Funding Trust, Series 2016-AA, Class A 2.900% 11/15/29 (b)	1,382,127	1,380,124
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (b)	1,074,976	1,067,187
Trafigura Securitisation Finance PLC Series 2017-1A, Class A1, 3.334% 12/15/20 (b)	1,000,000	999,394
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 4.184% FRN 12/15/20 (b)	1,330,000	1,329,126
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (b)	221,726	220,058
Upstart Securitization Trust, Series 2019-1, Class A 3.450% 4/20/26 (b)	675,000	675,204
Westgate Resorts LLC Series 2017-1A, Class A, 3.050% 12/20/30 (b)	488,934	486,356
Series 2015-2A, Class A, 3.200% 7/20/28 (b)	202,818	202,512

	Principal Amount	Value
Series 2018-1A, Class A, 3.380% 12/20/31 (b)	625,663	627,260
		51,452,479
Student Loans ABS — 15.9%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800% 3.286% FRN 12/26/44 (b)	1,938,684	1,926,842
AccessLex Institute Series 2005-2, Class A3, 3 mo. USD LIBOR + .180% 2.843% FRN 11/22/24	3,238	3,233
Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 3.177% FRN 9/22/37	673,959	648,627
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.690% FRN 7/01/38	57,946	56,667
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120% 2.942% FRN 6/25/26	1,092,245	1,081,867

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 3.277% FRN 1/15/37	$503,236	$474,281
Commonbond Student Loan Trust, Series 2018-CGS, Class C 4.350% 2/25/46 (b)	321,000	323,484
DRB Prime Student Loan Trust Series 2015-A, Class A3, 2.320% 4/25/30	9,438	9,411
Series 2015-B, Class A3, 2.540% 4/27/26 (b)	48,819	48,465
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.390% FRN 10/25/44 (b)	926,733	933,242
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.486% FRN 4/25/40 (b)	91,272	93,116
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.536% FRN 2/26/35 (b)	271,391	275,084
ECMC Group Student Loan Trust Series 2018-1A, Class A, 1 mo. USD LIBOR + 0.750% 3.240% FRN 2/27/68 (b)	3,541,512	3,507,172
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.686% FRN 12/27/66 (b)	1,526,064	1,527,968
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.840% FRN 7/26/66 (b)	1,031,307	1,040,987
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, 4.350% FRN 12/01/47 (a) (b)	1,005,177	1,005,291
Edsouth Indenture No.9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800% 3.286% FRN 10/25/56 (b)	483,285	478,484
No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 12/25/58 (b)	1,000,000	1,013,388
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 3.236% FRN 8/25/42 (a) (b)	798,983	798,000
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 3.351% FRN 8/25/48 (b)	338,338	340,252
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350% 3.115% FRN 6/28/39 (b)	564,731	539,663
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 3.239% FRN 12/01/31	$376,858	$372,068
KeyCorp Student Loan Trust Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310% 2.919% FRN 9/27/35	38,459	38,403
Series 2000-A, Class A2, 3 mo. USD LIBOR + .320% 2.971% FRN 5/25/29	263,771	261,979
Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2A 1.870% 11/25/42 (b)	88,601	88,545
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200% 3.684% FRN 12/15/28 (b)	563,681	566,167
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1 2.530% 2/18/42 (b)	1,823,651	1,819,458
Navient Student Loan Trust Series 2018-1A, Class A1, 2.676% FRN 3/25/67 (a) (b)	299,544	299,474
Series 2018-1A, Class A3, 3.206% FRN 3/25/67 (a) (b)	1,120,000	1,107,718
Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850% 3.336% FRN 6/25/65 (b)	530,386	532,962
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.736% FRN 6/25/65 (b)	2,226,800	2,256,594
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.786% FRN 3/25/66 (b)	2,200,000	2,262,528
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.236% FRN 12/26/40 (b)	518,522	516,880

	Principal Amount	Value
Nelnet Student Loan Trust Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.707% FRN 3/23/37	1,203,822	1,193,227
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 2.777% FRN 3/23/37	964,004	927,530
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.852% FRN 6/25/41	366,830	342,460
Series 2005-1, Class A5, 3 mo. USD LIBOR + .110% 2.881% FRN 10/25/33	686,415	678,572

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2018-3A, Class A2, 2.930% 9/27/66 (b)	$900,000	$897,220
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 2.971% FRN 1/25/38	835,517	806,791
Series 2015-2A, Class A2, 1 mo. USD LIBOR + .600% 3.086% FRN 9/25/47 (b)	1,883,585	1,874,267
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 3.121% FRN 10/25/40	1,291,659	1,230,532
Series 2018-1A, Class A2, 3.246% FRN 5/25/66 (a) (b)	1,790,000	1,772,856
Series 2010-4A, Class A, 1 mo. USD LIBOR + .800% 3.286% FRN 4/25/46 (b)	67,103	67,433
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 6/25/41 (b)	375,000	374,632
SLC Student Loan Trust Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 2.841% FRN 12/15/39	1,350,777	1,272,480
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 2.891% FRN 3/15/40	2,021,771	1,894,093
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500% 4.984% FRN 1/15/43 (b)	347,754	351,234
SLM Student Loan Trust Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.881% FRN 1/26/43	565,240	551,042
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.911% FRN 10/25/28	598,954	595,627
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.921% FRN 3/25/44	1,760,000	1,698,382
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.971% FRN 1/25/70	394,075	374,624
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.981% FRN 10/25/40	424,710	397,356
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.991% FRN 1/25/41	448,614	420,956
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.991% FRN 3/25/44	941,367	889,516
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 3.071% FRN 7/25/25	$366,549	$364,927
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 3.081% FRN 1/25/55	426,174	403,082
Series 2004-8, Class B, 3 mo. USD LIBOR + .460% 3.231% FRN 1/25/40	466,969	443,227
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 3.241% FRN 10/25/64	323,740	307,992
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 3.261% FRN 12/15/38	475,851	454,654
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.371% FRN 10/25/65 (b)	2,550,000	2,529,525
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	240,000	240,000
Series 2003-5, Class A9, 28 day ARS 4.480% FRN 6/15/30	700,000	700,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	550,000	550,000
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	750,000	750,000
SMB Private Education Loan Trust Series 2017-B, Class A1, 2.754% FRN 6/17/24 (a) (b)	178,738	178,738
Series 2018-C, Class A1, 2.784% FRN 9/15/25 (a) (b)	770,779	770,720
Series 2014-A, Class A2A, 3.050% 5/15/26 (b)	421,831	423,289
Series 2018-B, Class A2B, 3.204% FRN 1/15/37 (a) (b)	1,500,000	1,493,479
Series 2019-A, Class A2B, 3.510% FRN 7/15/36 (a) (b)	1,639,000	1,638,999

	Principal Amount	Value
SoFi Professional Loan Program LLC Series 2017-F, Class A1FX, 2.050% 1/25/41 (b)	594,297	590,742
Series 2017-A, Class A1, 1 mo. USD LIBOR + .700% 3.186% FRN 3/26/40 (b)	525,968	527,495
Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200% 3.686% FRN 3/25/33 (b)	101,485	101,964
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 4.236% FRN 8/25/36 (b)	360,647	366,324
		57,694,287

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
WL Collateral CMO — 4.5%
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (a) (b)	$637,712	$631,446
Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	637,712	631,967
Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (a) (b)	1,850,812	1,863,811
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (b)	461,413	461,853
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	2,968,519	3,003,120
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	674,001	674,479
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	995,977	993,578
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	972,167	975,294
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	1,833,006	1,846,453
PSMC Trust, Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	930,611	932,816
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	728,152	719,683
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	893,975	894,630
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	673,165	682,306
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	1,124,820	1,140,063
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	729,041	740,607
		16,192,106

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $172,685,820)		173,251,943

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.6%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.234% 4.682% 3/01/37	345,551	363,907

	Principal Amount	Value
Whole Loans — 0.5%
Federal National Mortgage Association Connecticut Avenue Securities Series 2018-C03, Class 1M1, 3.166% FRN 10/25/30 (a)	$1,098,283	$1,097,020
Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300% 3.786% FRN 4/25/29	449,507	451,045
Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350% 3.836% FRN 1/25/29	59,122	59,166
Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450% 3.936% FRN 1/25/29	261,521	262,330
		1,869,561

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,220,571)		2,233,468

U.S. TREASURY OBLIGATIONS — 86.0%
U.S. Treasury Bonds & Notes — 86.0%
U.S. Treasury Inflation Index 0.125% 4/15/21	6,243,678	6,193,894
0.125% 4/15/22 (c)	12,877,584	12,744,411
0.125% 7/15/22 (c)	17,508,975	17,414,900
0.125% 1/15/23 (c)	20,192,356	19,961,395
0.125% 7/15/24 (c)	22,498,146	22,213,444
0.125% 7/15/26 (c)	11,444,019	11,192,221
0.250% 1/15/25 (c)	19,125,540	18,917,575
0.375% 7/15/25 (c) (e)	18,178,846	18,162,358
0.375% 7/15/27 (c)	18,055,616	17,917,221
0.500% 1/15/28 (c)	13,135,976	13,101,521
0.625% 4/15/23 (c) (f)	23,080,240	23,239,845
0.625% 1/15/24	12,403,670	12,521,060
0.625% 2/15/43 (c)	5,910,948	5,556,215
0.750% 7/15/28 (c)	12,156,404	12,423,378
0.750% 2/15/42	2,372,309	2,308,153
0.750% 2/15/45 (c)	8,838,397	8,488,270
0.875% 1/15/29 (c)	6,179,478	6,375,875
0.875% 2/15/47 (c)	6,255,360	6,185,379
1.000% 2/15/48 (c)	10,078,030	10,284,009
1.000% 2/15/49 (c)	3,775,647	3,870,870
1.375% 2/15/44 (c)	7,018,960	7,750,841
1.750% 1/15/28 (c)	6,607,095	7,294,348
2.000% 1/15/26 (c)	6,149,703	6,782,894
2.125% 2/15/41 (c)	5,958,654	7,469,278
2.375% 1/15/25 (c)	8,538,092	9,478,572
2.375% 1/15/27 (c)	4,898,165	5,599,288
3.375% 4/15/32 (c)	2,835,660	3,818,825

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
3.625% 4/15/28 (c)	$4,667,970	$5,923,652
3.875% 4/15/29 (c)	6,858,342	9,057,282
		312,246,974

TOTAL U.S. TREASURY OBLIGATIONS (Cost $309,932,162)		312,246,974

TOTAL BONDS & NOTES (Cost $487,868,623)		493,353,900

TOTAL PURCHASED OPTIONS (#) — 0.7% (Cost $2,611,695)		2,614,883

TOTAL LONG-TERM INVESTMENTS (Cost $490,480,318)		495,968,783

SHORT-TERM INVESTMENTS — 32.0%
Commercial Paper — 31.9%
Ameren Corp. 2.774% 4/03/19	6,000,000	5,997,796
American Electric Power, Inc. 2.751% 4/12/19 (b)	5,000,000	4,994,812
Bell Canada 2.949% 7/15/19 (b)	2,400,000	2,379,653
Centerpoint Energy, Inc. 2.903% 5/24/19 (b)	6,000,000	5,973,969
CRH America Finance, Inc. 2.971% 6/14/19 (b)	5,000,000	4,969,692
Ei Dupont 2.798% 5/01/19 (b)	6,000,000	5,985,112
Enbridge, Inc. 2.982% 6/03/19	2,000,000	1,989,689
2.991% 6/05/19	4,000,000	3,978,724
ERAC USA Finance LLC 2.815% 4/24/19 (b)	6,000,000	5,988,170
Hyundai Capital America 2.890% 6/21/19 (b)	6,000,000	5,960,128
Interpublic Group Cos. 2.815% 4/15/19 (b)	6,000,000	5,992,410
Keurig Dr Pepper, Inc. 2.816% 4/05/19 (b)	2,400,000	2,398,768
Marriott Internation 2.831% 5/22/19 (b)	4,000,000	3,983,296
2.870% 4/16/19 (b)	1,850,000	1,847,508
Mohawk Industries, Inc. 2.795% 4/03/19 (b)	6,000,000	5,997,796
National Grid USA 3.168% 4/09/19 (b)	2,000,000	1,998,374
Northrop Gruman Corp. 2.952% 6/19/19	5,000,000	4,967,610
Public Sevice Enterprise Group, Inc. 2.954% 5/22/19 (b)	$5,000,000	$4,979,120
Southern Co. Gas Capital 2.868% 4/23/19 (b)	2,600,000	2,595,074
Suncor Energy, Inc. 2.880% 6/17/19 (b)	6,000,000	5,962,133
Telus Corp. 2.936% 7/02/19 (b)	6,000,000	5,954,590
Transcanada Pipelines Ltd. 2.921% 6/06/19 (b)	6,000,000	5,967,593
Tyco International Holding Sarl 2.790% 4/05/19 (b)	4,300,000	4,297,793
VW Credit, Inc. 2.970% 7/29/19 (b)	5,500,000	5,445,631

	Principal Amount	Value
Westar Energy, Inc. 2.770% 4/02/19 (b)	5,000,000	4,998,532
		115,603,973
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (g)	265,166	265,166

TOTAL SHORT-TERM INVESTMENTS (Cost $115,872,497)		115,869,139

TOTAL INVESTMENTS — 168.6% (Cost $606,352,815) (h)		611,837,922

Other Assets/(Liabilities) — (68.6)%		(248,848,515)

NET ASSETS — 100.0%		$362,989,407

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $244,199,861 or 67.27% of net assets.
(c)	All or portion of this security is pledged as collateral for open reverse repurchase agreements. (Note 2).
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	Maturity value of $265,194. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $271,762.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

(#)	Purchased Swaptions contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	11,240,000	USD	11,240,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$561,914	$538,648	$(23,266)
Credit Suisse International	6,310,000	USD	6,310,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	302,880	337,556	34,676
							864,794	876,204	11,410
Put
Barclays Bank PLC	22,880,000	USD	22,880,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$1,143,840	$1,159,374	$15,534
Credit Suisse International	12,590,000	USD	12,590,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	603,061	579,305	(23,756)
							1,746,901	1,738,679	(8,222)
							$2,611,695	$2,614,883	$3,188

The accompanying notes are an integral part of the portfolio of investments.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 5 Year	6/28/19	5	$573,843	$5,298

Short
U.S. Treasury Long Bond	6/19/19	1	$(149,622)	$(34)
U.S. Treasury Note 10 Year	6/19/19	1	(123,466)	(753)
U.S. Treasury Ultra Bond	6/19/19	5	(815,829)	(24,171)
U.S. Treasury Note 2 Year	6/28/19	51	(10,826,737)	(41,044)
				$(66,002)

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	450,000	5/11/63	Monthly	3.000%	CMBX.NA.6† (Rating: BBB-)	$(57,415)	$277	$(57,138)
Goldman Sachs International	USD	330,000	5/11/63	Monthly	3.000%	CMBX.NA.6† (Rating: BBB-)	(15,461)	(26,439)	(41,900)
Goldman Sachs International	USD	890,000	5/11/63	Monthly	3.000%	CMBX.NA.6† (Rating: BBB-)	(35,931)	(77,074)	(113,005)
JP Morgan Chase Bank N.A.	USD	690,000	5/11/63	Monthly	3.000%	CMBX.NA.6† (Rating: BBB-)	(88,460)	850	(87,610)
							$(197,267)	$(102,386)	$(299,653)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	24,300,000	7/02/20	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.775%	$78,836	$-	$78,836

	USD	10,160,000	12/04/21	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.988%	172,947	-	172,947
							$251,783	$-	$251,783
OTC Swaps
Bank of America N.A.	USD	8,500,000	1/11/20	Pay at Maturity	2.058%	U.S. Consumer Price Index	$(20,421)	$-	$(20,421)
Bank of America N.A.	USD	5,300,000	1/19/20	Pay at Maturity	2.095%	U.S. Consumer Price Index	(18,914)	-	(18,914)
Bank of America N.A.	USD	27,600,000	10/01/20	Pay at Maturity	2.314%	U.S. Consumer Price Index	(356,261)	-	(356,261)
Bank of America N.A.	USD	12,900,000	1/10/21	Pay at Maturity	1.570%	U.S. Consumer Price Index	13,419	-	13,419
JP Morgan Chase Bank N.A.	USD	7,700,000	12/20/19	Pay at Maturity	1.910%	U.S. Consumer Price Index	7,003	-	7,003
							$(375,174)	$-	$(375,174)

The accompanying notes are an integral part of the portfolio of investments.

Collateral for swap agreements held by Bank of America N.A. amounted to $270,000 in cash at March 31, 2019; and collateral for swap agreements held by Goldman Sachs International and Credit Suisse International amounted to $117,341 and $95,767 in securities, respectively, at March 31, 2019.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Reverse Repurchase agreements at March 31, 2019:

Description	Value	Value Including Accrued Interest
Agreement with BNP Paribas SA, dated 3/04/19, 2.64%, to be repurchased on demand until 6/03/19 at value plus accrued interest.	$59,888,751	$60,002,939
Agreement with CIBC, dated 3/05/19, 2.68%, to be repurchased on demand until 6/03/19 at value plus accrued interest.	9,878,124	9,896,508
Agreement with Daiwa Securities, dated 3/08/19, 2.680%, to be repurchased on demand until 4/11/19 at value plus accrued interest.	48,547,500	48,627,010
Agreement with Goldman Sachs & Co., dated 3/20/19, 2.69%, to be repurchased on demand until 6/20/19 at value plus accrued interest.	34,141,928	34,167,440
Agreement with HSBC Bank USA, dated 3/05/19, 2.65%, to be repurchased on demand until 6/05/19 at value plus accrued interest.	42,031,250	42,108,599
Agreement with HSBC Bank USA, dated 3/18/19, 2.61%, to be repurchased on demand until 6/18/19 at value plus accrued interest.	12,623,250	12,634,232
Agreement with Morgan Stanley & Co. LLC, dated 2/05/19, 2.69%, to be repurchased on demand until 5/06/19 at value plus accrued interest.	33,511,250	33,643,964
	$240,622,053	$241,080,692

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp., 3 mo. USD LIBOR + 3.165%, 5.100% VRN 1/15/53	95,000	$2,424,400

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,424,400

TOTAL EQUITIES (Cost $2,375,000)		2,424,400

	Principal Amount
BONDS & NOTES — 98.4%

CORPORATE DEBT — 36.7%
Aerospace & Defense — 0.1%
Rockwell Collins, Inc. 3.500% 3/15/27	$1,075,000	1,061,440
United Technologies Corp. 6.125% 7/15/38	350,000	425,045
		1,486,485
Agriculture — 0.5%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	2,549,000	2,288,496
4.350% 3/15/24	1,910,000	1,934,221
Reynolds American, Inc. 5.850% 8/15/45	1,085,000	1,113,670
		5,336,387
Airlines — 1.0%
American Airlines Group, Inc. 5.500% 10/01/19 (a)	7,351,000	7,442,152
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 10/01/22	180,990	181,913
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 4/01/28	1,624,604	1,656,609
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 3/01/26	546,078	554,467
WestJet Airlines Ltd. 3.500% 6/16/21 (a)	735,000	716,435
		10,551,576
Auto Manufacturers — 1.5%
Ford Motor Co. 5.291% 12/08/46	530,000	444,070
Ford Motor Credit Co. LLC 3.336% 3/18/21	$2,700,000	$2,658,872
4.140% 2/15/23	2,760,000	2,702,486
4.375% 8/06/23	1,028,000	1,006,468
General Motors Co. 4.200% 10/01/27	565,000	541,829
5.150% 4/01/38	800,000	731,090
General Motors Financial Co., Inc. 3.500% 11/07/24	3,200,000	3,091,720
4.150% 6/19/23	2,493,000	2,516,379
4.200% 11/06/21	1,216,000	1,237,154

	Number of Shares	Value
Volkswagen Group of America Finance LLC 4.625% 11/13/25 (a)	1,250,000	1,293,285
		16,223,353
Banks — 5.3%
Associated Banc-Corp. 4.250% 1/15/25	2,991,000	3,065,647
Bank of America Corp. 4.183% 11/25/27	1,915,000	1,944,665
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	1,176,322
6.110% 1/29/37	1,050,000	1,245,916
7.750% 5/14/38	400,000	555,386
Bank of Montreal 3.803% VRN 12/15/32 (b)	1,505,000	1,455,335
Barclays Bank PLC 10.179% 6/12/21 (a)	925,000	1,047,098
Barclays PLC 4.063% FRN 5/16/24 (b)	2,085,000	2,023,663
4.337% 1/10/28	1,720,000	1,709,500
CIT Group, Inc. 4.750% 2/16/24	1,100,000	1,141,250
Citigroup, Inc. 4.125% 7/25/28	1,725,000	1,732,267
Credit Suisse AG 6.500% 8/08/23 (a)	1,550,000	1,659,988
Credit Suisse Group AG 4.282% 1/09/28 (a)	1,325,000	1,340,221
Deutsche Bank AG 3.150% 1/22/21	1,805,000	1,777,855
Discover Bank 4.682% VRN 8/09/28 (b)	2,905,000	2,955,663
First Republic Bank 4.375% 8/01/46	4,360,000	4,267,387
Fulton Financial Corp. 3.600% 3/16/22	1,565,000	1,567,070
HSBC Holdings PLC 4.250% 3/14/24	1,225,000	1,252,836
4.583% VRN 6/19/29 (b)	935,000	982,815

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
ING Groep NV 4.100% 10/02/23	$2,585,000	$2,656,940
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,364,447
Morgan Stanley 4.350% 9/08/26	2,950,000	3,026,529
5.000% 11/24/25	975,000	1,045,074
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	1,000,000	992,897
Synchrony Bank 3.000% 6/15/22	2,055,000	2,027,911
The Bank of Nova Scotia 4.500% 12/16/25	795,000	826,536
4.650% VRN 12/31/99 (b) (c)	2,925,000	2,691,000
The Goldman Sachs Group, Inc. 5.950% 1/15/27	1,410,000	1,576,010
6.750% 10/01/37	1,145,000	1,395,842
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (a)	3,010,000	2,977,805
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,610,702
Wells Fargo & Co. 5.375% 11/02/43	909,000	1,022,053
		56,114,630
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46 (a)	3,225,000	3,239,140
Molson Coors Brewing Co. 4.200% 7/15/46	1,124,000	999,059
5.000% 5/01/42	360,000	352,989
		4,591,188
Biotechnology — 0.2%
Amgen, Inc. 5.150% 11/15/41	475,000	508,895
Celgene Corp. 3.450% 11/15/27	1,100,000	1,086,690
4.350% 11/15/47	730,000	711,262
		2,306,847
Building Materials — 0.7%
CRH America Finance, Inc. 3.950% 4/04/28 (a)	1,950,000	1,922,959
Standard Industries, Inc. 5.000% 2/15/27 (a)	3,037,000	2,939,209
5.375% 11/15/24 (a)	1,636,000	1,676,900
5.500% 2/15/23 (a)	1,238,000	1,259,665
		7,798,733
Chemicals — 1.0%
Ashland, Inc. 6.875% 5/15/43	302,000	312,570
Huntsman International LLC 4.500% 5/01/29	$1,100,000	$1,097,332
5.125% 11/15/22	1,000,000	1,043,750
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	1,160,000	1,181,677
Syngenta Finance NV 3.698% 4/24/20 (a)	1,870,000	1,876,659
4.441% 4/24/23 (a)	1,315,000	1,341,548
The Mosaic Co. 4.050% 11/15/27	1,034,000	1,032,146

	Principal Amount	Value
The Sherwin-Williams Co. 4.500% 6/01/47	700,000	688,873
Yara International ASA 4.750% 6/01/28 (a)	2,298,000	2,388,074
		10,962,629
Commercial Services — 0.0%
ERAC USA Finance LLC 6.700% 6/01/34 (a)	125,000	155,197

Computers — 0.5%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (a)	487,000	523,793
Leidos Holdings, Inc. 4.450% 12/01/20	4,665,000	4,734,975
		5,258,768
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/23/23	1,805,000	1,771,556
3.875% 1/23/28 (d)	3,560,000	3,327,417
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,080,000	2,073,379
Aircastle Ltd. 4.400% 9/25/23	970,000	987,743
5.000% 4/01/23	1,750,000	1,818,674
Ally Financial, Inc. 4.125% 2/13/22	1,425,000	1,437,469
Antares Holdings LP 6.000% 8/15/23 (a)	2,945,000	2,894,980
Ares Finance Co. LLC 4.000% 10/08/24 (a)	2,080,000	2,011,532
Brookfield Finance, Inc. 4.850% 3/29/29	1,752,000	1,801,383
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	335,000	309,703
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	2,400,000	2,370,434
Lazard Group LLC 3.625% 3/01/27	1,253,000	1,214,345
4.500% 9/19/28	755,000	777,188
Legg Mason, Inc. 5.625% 1/15/44	1,195,000	1,181,134

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (a)	$163,000	$166,360
Synchrony Financial 4.375% 3/19/24	480,000	486,189
		24,629,486
Electric — 1.8%
CMS Energy Corp. 4.875% 3/01/44	280,000	306,540
Duke Energy Corp. 3.750% 9/01/46	1,235,000	1,154,561
EDP Finance BV 3.625% 7/15/24 (a)	2,665,000	2,645,034
Entergy Louisiana LLC 4.950% 1/15/45	1,005,000	1,048,812
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (a)	820,000	745,175
IPALCO Enterprises, Inc. 3.450% 7/15/20	3,410,000	3,410,871
3.700% 9/01/24	1,060,000	1,065,407
Israel Electric Corp. Ltd. 4.250% 8/14/28 (a)	2,450,000	2,462,348
Nevada Power Co., Series N, 6.650% 4/01/36	550,000	713,779
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	732,584
Pennsylvania Electric Co. 4.150% 4/15/25 (a)	1,860,000	1,896,512
Southwestern Electric Power Co. 6.200% 3/15/40	300,000	368,221
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (a)	945,000	927,907
Tri-State Pass-Through Trust, Series 2003, Class B, 7.144% 7/31/33 (a)	439,954	517,744
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	824,570
		18,820,065
Electronics — 0.7%
Arrow Electronics, Inc. 3.250% 9/08/24	965,000	935,515
3.875% 1/12/28	985,000	948,244
Ingram Micro, Inc. 5.450% STEP 12/15/24	1,288,000	1,277,010
The ADT Security Corp. 6.250% 10/15/21	3,613,000	3,790,218
Tyco Electronics Group SA 7.125% 10/01/37	335,000	444,458
		7,395,445
Foods — 0.2%
Ingredion, Inc. 3.200% 10/01/26	$323,000	$308,698
Mars, Inc. 3.950% 4/01/49 (a)	1,210,000	1,222,920
Smithfield Foods, Inc. 5.200% 4/01/29 (a) (g)	415,000	417,108
		1,948,726
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	1,250,000	1,233,750
Gas — 0.3%
NiSource, Inc. 4.800% 2/15/44	535,000	562,861

	Principal Amount	Value
5.800% 2/01/42	950,000	1,093,848
Spire, Inc. 4.700% 8/15/44	1,840,000	1,975,225
		3,631,934
Health Care – Products — 0.1%
Becton Dickinson and Co. 4.685% 12/15/44	825,000	851,363
Health Care – Services — 0.2%
City of Hope 4.378% 8/15/48	1,050,000	1,101,541
Humana, Inc. 4.800% 3/15/47	830,000	874,316
		1,975,857
Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	3,390,000	3,394,237
4.750% 5/30/25	1,230,000	1,254,600
PulteGroup, Inc. 5.000% 1/15/27	1,025,000	1,017,313
		5,666,150
Housewares — 0.3%
Newell Brands, Inc. 3.850% 4/01/23	3,175,000	3,139,546

Insurance — 3.5%
American International Group, Inc. 4.200% 4/01/28	1,525,000	1,550,361
4.500% 7/16/44	1,175,000	1,125,189
4.750% 4/01/48	505,000	502,266
5.750% VRN 4/01/48 (b)	2,285,000	2,227,304
AmTrust Financial Services, Inc. 6.125% 8/15/23	3,030,000	2,848,648
Arch Capital Group US, Inc. 5.144% 11/01/43	540,000	600,247
Athene Holding Ltd. 4.125% 1/12/28	4,928,000	4,737,054

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
AXA Equitable Holdings, Inc. 4.350% 4/20/28	$875,000	$888,276
AXIS Specialty Finance PLC 4.000% 12/06/27	2,500,000	2,487,455
CNO Financial Group, Inc. 4.500% 5/30/20	1,602,000	1,610,010
5.250% 5/30/25	1,021,000	1,056,735
Enstar Group Ltd. 4.500% 3/10/22	920,000	936,815
Prudential Financial, Inc. 5.700% VRN 9/15/48 (b)	2,440,000	2,469,402
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	4,260,000	4,302,600
The Progressive Corp. 5.375% VRN 12/31/99 (b) (c)	1,175,000	1,164,719
Trinity Acquisition PLC 4.400% 3/15/26	445,000	461,721
USF&G Capital I 8.500% 12/15/45 (a)	885,000	1,287,812
Voya Financial, Inc. 4.700% VRN 1/23/48 (b)	1,080,000	934,200
Willis North America, Inc. 4.500% 9/15/28	1,965,000	2,042,924
7.000% 9/29/19	566,000	576,528
XLIT Ltd. 4.450% 3/31/25	3,025,000	3,149,276
		36,959,542
Internet — 0.2%
Amazon.com, Inc. 4.050% 8/22/47	1,840,000	1,948,354
Investment Companies — 0.7%
Ares Capital Corp. 3.500% 2/10/23	1,600,000	1,555,898
BlackRock TCP Capital Corp. 4.125% 8/11/22	2,870,000	2,758,889
FS KKR Capital Corp. 4.000% 7/15/19	3,095,000	3,100,654
		7,415,441
Iron & Steel — 0.7%
ArcelorMittal 5.125% 6/01/20	2,165,000	2,213,603
5.250% STEP 8/05/20	2,034,000	2,089,913
Vale Overseas Ltd. 5.875% 6/10/21	2,825,000	2,942,238
6.875% 11/21/36	630,000	720,720
		7,966,474
Lodging — 0.1%
MGM Resorts International 6.625% 12/15/21	1,103,000	1,178,831
Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 3.875% 10/15/21	$2,280,000	$2,304,168
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (a)	1,275,000	1,282,969
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	735,000	823,937
Comcast Corp. 3.400% 7/15/46	645,000	571,306
6.950% 8/15/37	265,000	354,244

	Principal Amount	Value
Discovery Communications LLC 3.950% 3/20/28	950,000	923,017
5.000% 9/20/37	995,000	967,397
Grupo Televisa SAB 6.625% 3/18/25	711,000	799,454
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,098,610
8.250% 4/01/19	75,000	75,000
Warner Media LLC 6.250% 3/29/41	210,000	244,627
		7,140,561
Mining — 0.6%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (a)	894,000	892,811
Glencore Funding LLC 3.875% 10/27/27 (a)	975,000	931,080
4.625% 4/29/24 (a)	1,815,000	1,872,278
Kinross Gold Corp. 4.500% 7/15/27	470,000	446,500
5.125% 9/01/21	2,495,000	2,569,850
		6,712,519
Miscellaneous – Manufacturing — 0.1%
General Electric Co. 6.875% 1/10/39	298,000	352,377
4.125% 10/09/42	1,430,000	1,240,980
		1,593,357
Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.875% STEP 9/15/20	845,000	843,944
3.875% STEP 10/01/21	1,855,000	1,831,441
		2,675,385
Oil & Gas — 2.9%
Anadarko Petroleum Corp. 6.600% 3/15/46	1,258,000	1,529,475
Antero Resources Corp. 5.375% 11/01/21	5,459,000	5,479,471

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Cenovus Energy, Inc. 3.000% 8/15/22	$1,275,000	$1,249,198
4.250% 4/15/27	1,125,000	1,105,932
6.750% 11/15/39	550,000	612,972
Diamondback Energy, Inc. 4.750% 11/01/24 (a)	2,196,000	2,244,971
Encana Corp. 6.500% 2/01/38	545,000	639,475
EQT Corp. 3.900% 10/01/27	4,510,000	4,218,295
Helmerich & Payne, Inc. 4.650% 3/15/25	935,000	975,903
Marathon Petroleum Corp. 4.500% 4/01/48 (a)	510,000	484,027
6.500% 3/01/41	1,120,000	1,364,694
Nabors Industries, Inc. 5.500% 1/15/23 (d)	1,415,000	1,350,617
Newfield Exploration Co. 5.625% 7/01/24	975,000	1,064,895
5.750% 1/30/22	1,904,000	2,031,777
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	1,175,000	1,208,488
Petroleos Mexicanos 4.625% 9/21/23	575,000	566,381
5.350% 2/12/28	665,000	617,120
5.500% 1/21/21	2,690,000	2,735,730
6.375% 1/23/45	595,000	525,564
6.500% 3/13/27	585,000	589,095
6.625% 6/15/35	140,000	131,950
		30,726,030
Oil & Gas Services — 0.3%
National Oilwell Varco, Inc. 3.950% 12/01/42	1,451,000	1,224,805
Patterson-UTI Energy, Inc. 3.950% 2/01/28	1,680,000	1,586,215
		2,811,020
Packaging & Containers — 0.3%
Amcor Finance USA, Inc. 3.625% 4/28/26 (a)	3,105,000	3,040,421
Pharmaceuticals — 1.5%
AbbVie, Inc. 4.700% 5/14/45	1,060,000	1,021,041
Bayer US Finance II LLC 3.875% 12/15/23 (a)	1,025,000	1,032,760
4.400% 7/15/44 (a)	650,000	574,745
4.625% 6/25/38 (a)	1,200,000	1,120,724
CVS Health Corp. 5.050% 3/25/48	705,000	710,220
6.125% 9/15/39	560,000	636,123
CVS Pass-Through Trust 5.926% 1/10/34 (a)	1,123,262	1,247,250
7.507% 1/10/32 (a)	984,782	1,170,646
Express Scripts Holding Co. 4.500% 2/25/26	$814,000	$852,129
4.800% 7/15/46	630,000	640,442
McKesson Corp. 6.000% 3/01/41	550,000	624,069
Mylan NV 3.150% 6/15/21	239,000	238,303
Mylan, Inc. 3.125% 1/15/23 (a)	1,175,000	1,147,888

	Principal Amount	Value
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	1,300,000	1,279,278
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	315,000	313,544
2.200% 7/21/21	2,793,000	2,662,773
4.100% 10/01/46	460,000	326,727
		15,598,662
Pipelines — 2.4%
Andeavor Logistics LP 6.875% VRN 12/31/99 (b) (c)	1,775,000	1,783,875
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	652,000	669,930
Energy Transfer Operating LP 4.200% 4/15/27	1,085,000	1,089,180
6.125% 12/15/45	800,000	870,014
6.250% VRN 12/31/99 (b) (c)	2,370,000	2,239,650
Energy Transfer Operating LP 5.875% 1/15/24	1,150,000	1,255,291
7.500% 10/15/20	1,125,000	1,197,749
EnLink Midstream Partners LP 4.150% 6/01/25	2,274,000	2,188,725
4.850% 7/15/26	951,000	944,058
Enterprise Products Operating LLC 5.250% VRN 8/16/77 (b)	575,000	531,875
5.375% VRN 2/15/78 (b)	1,205,000	1,074,920
EQM Midstream Partners LP 4.750% 7/15/23	2,075,000	2,116,261
Kinder Morgan Energy Partners LP 6.375% 3/01/41	376,000	436,448
6.500% 2/01/37	150,000	173,590
6.550% 9/15/40	500,000	582,927
6.950% 1/15/38	175,000	213,679
MPLX LP 4.500% 4/15/38	595,000	565,163
5.200% 3/01/47	245,000	248,598
Phillips 66 Partners LP 4.680% 2/15/45	178,000	175,347
Plains All American Pipeline LP 6.125% VRN 12/31/99 (b) (c)	2,345,000	2,198,438
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,360,000	1,393,318
4.700% 6/15/44	675,000	626,937

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	$1,375,000	$1,363,093
5.300% 4/01/44	525,000	514,544
Western Midstream Operating LP 4.500% 3/01/28	655,000	649,533
		25,103,143
Private Equity — 0.5%
Hercules Capital, Inc. 4.625% 10/23/22	2,910,000	2,847,607
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	2,775,000	2,846,734
		5,694,341
Real Estate Investment Trusts (REITS) — 0.8%
American Tower Trust #1 3.652% 3/23/28 (a)	1,910,000	1,920,084
Crown Castle International Corp. 5.200% 2/15/49 (d)	589,000	619,782
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,265,000	1,226,299
Mid-America Apartments LP 3.600% 6/01/27	540,000	536,782
National Retail Properties, Inc. 4.300% 10/15/28	810,000	844,612
STORE Capital Corp. 4.625% 3/15/29	980,000	994,521
VEREIT Operating Partnership LP 4.625% 11/01/25	1,335,000	1,380,738
Weingarten Realty Investors 3.250% 8/15/26	535,000	506,809
		8,029,627
Retail — 0.7%
Dollar Tree, Inc. 3.700% 5/15/23	1,050,000	1,064,791
4.000% 5/15/25	1,475,000	1,491,010
4.200% 5/15/28	1,915,000	1,908,228
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (a)	2,620,000	2,557,801
The Home Depot, Inc. 5.950% 4/01/41	600,000	769,580
		7,791,410
Semiconductors — 0.1%
Microchip Technology, Inc. 3.922% 6/01/21 (a)	985,000	993,644
Software — 0.2%
Microsoft Corp. 4.450% 11/03/45	2,064,000	2,339,597
Telecommunications — 1.4%
AT&T, Inc. 3.400% 5/15/25	$1,075,000	$1,063,730
4.750% 5/15/46	2,080,000	2,032,547
5.250% 3/01/37	648,000	678,919
CenturyLink, Inc. 6.150% 9/15/19	560,000	564,900
Crown Castle Towers LLC 3.222% 5/15/22 (a)	1,700,000	1,703,887
4.241% 7/15/28 (a)	1,750,000	1,788,587
Embarq Corp. 7.995% 6/01/36	145,000	141,194
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,125,000	1,130,737

	Principal Amount	Value
Telecom Italia SpA 5.303% 5/30/24 (a)	605,000	608,025
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	3,075,000	3,117,035
Telefonica Emisiones SAU 4.665% 3/06/38	1,105,000	1,054,676
Turk Telekomunikasyon AS 3.750% 6/19/19 (a)	240,000	238,397
Verizon Communications, Inc. 6.550% 9/15/43	885,000	1,149,145
		15,271,779
Transportation — 0.2%
Autoridad del Canal de Panama 4.950% 7/29/35 (a)	1,050,000	1,116,948
CSX Corp. 4.750% 11/15/48	650,000	703,399
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (a)	610,000	619,831
		2,440,178
Trucking & Leasing — 0.6%
DAE Funding LLC 4.000% 8/01/20 (a)	1,049,000	1,051,622
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (a)	1,550,000	1,542,250
5.250% 8/15/22 (a)	3,440,000	3,525,656
		6,119,528

TOTAL CORPORATE DEBT (Cost $389,157,730)		391,932,127

MUNICIPAL OBLIGATIONS — 0.7%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,950,000	4,439,010
New York City Water & Sewer System 5.882% 6/15/44	105,000	143,538
Orange County Local Transportation Authority BAB 6.908% 2/15/41	1,350,000	1,837,890

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Panhandle-Plains Student Finance Corp., Series 2001-A2, 3.970% FRN 12/01/31 (b)	$400,000	$397,208
State of California BAB 7.550% 4/01/39	120,000	182,247
		6,999,893

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,717,132)		6,999,893

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.3%
Automobile ABS — 1.4%
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class B, 3.700% 3/20/23 (a)	762,000	768,328
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	1,271,000	1,285,983
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.290% 2/25/24 (a)	7,680,000	7,641,052
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	3,810,000	3,788,174
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B 3.950% 11/14/28 (a)	1,774,000	1,782,535
		15,266,072
Commercial MBS — 3.8%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.112% VRN 7/05/40 (a) (b)	4,270,000	4,420,482
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 3.834% FRN 9/15/34 (a) (b)	670,000	664,551
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (b) (g)	441,000	458,329
Series 2019-BN16, Class AS, 4.267% 2/15/52	665,833	702,783
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (b)	547,420	577,225
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (b)	2,250,000	2,350,119
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (b)	1,610,000	1,637,591
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (b)	1,370,000	1,367,421
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.460% VRN 1/12/45 (b)	461,746	461,882
BHMS Mortgage Trust Series 2018-ATLS, Class A, 3.734% FRN 7/15/35 (a) (b)	$4,450,000	$4,443,053
Series 2018-ATLS, Class B, 3.984% FRN 7/15/35 (a) (b)	4,950,000	4,940,826
BX Commercial Mortgage Trust Series 2018-IND, Class B, 3.384% FRN 11/15/35 (a) (b)	858,657	856,781
Series 2018-IND, Class E, 4.184% FRN 11/15/35 (a) (b)	1,660,069	1,661,112
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 4.234% FRN 12/15/37 (a) (b)	898,516	900,749
Commercial Mortgage Pass-Through Certificates Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	1,000,808
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,424,799

	Principal Amount	Value
Series 2015-CR23, Class C, 4.252% VRN 5/10/48 (b)	1,000,000	1,002,795
Series 2014-LC17, Class C, 4.557% VRN 10/10/47 (b) (g)	2,908,000	2,965,613
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.614% VRN 7/10/38 (b)	844,310	848,769
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	488,000	509,723
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AM, 5.466% VRN 6/12/47 (b)	2,170	2,176
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	1,950,000	2,062,711
Series 2018-H3, Class B, 4.620% 7/15/51	760,000	805,550
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (b)	1,325,000	1,372,339
MSCG Trust, Series 2018-SELF, Class C, 3.664% FRN 10/15/37 (a) (b)	440,000	436,140
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.482% VRN 8/15/39 (b)	45,296	45,427
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (b)	938,955	939,631
Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1, 3.349% 11/15/43 (a)	41,968	42,059

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (b)	$1,450,000	$1,540,375
Series 2018-C45, Class B, 4.556% 6/15/51	400,000	429,957
		40,871,776
Home Equity ABS — 0.1%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 3.386% FRN 2/25/35	541,680	531,202
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720% 3.206% FRN 3/25/35	64,517	65,297
		596,499
Other ABS — 14.8%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (a)	1,114,243	1,100,461
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 4.211% FRN 1/25/35	117,729	117,209
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (a)	1,668,013	1,689,966
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	1,980,504	2,067,105
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 4.267% FRN 10/15/28 (a)	2,620,000	2,620,102
Alterna Funding II LLC, Series 2015-1A, Class A 2.500% 2/15/24 (a)	121,484	120,421
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	1,838,250	1,878,116
Ascentium Equipment Receivables Trust, Series 2018-2A, Class D 4.150% 7/10/24 (a)	2,473,000	2,501,888
Assurant CLO III Ltd., Series 2018-2A, Class C, 5.011% FRN 10/20/31 (a) (b)	820,000	790,314
Atrium XV, Series 15A, Class B, 4.526% FRN 1/23/31 (a) (b)	1,190,000	1,181,628
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 4.011% FRN 7/20/30 (a)	1,990,000	1,989,960
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (a)	$277,879	$277,879
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	791,622	786,768
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	1,444,000	1,493,283
Capital Automotive LLC, Series 2017-1A, Class A2 4.180% 4/15/47 (a)	980,833	999,891
Capital Automotive REIT, Series 2014-1A, Class A 3.660% 10/15/44 (a)	900,000	903,654
Carlyle Global Market Strategies CLO Ltd. Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220% 3.913% FRN 8/14/30 (a)	4,000,000	3,994,468
Series 2015-3A, Class CR, 5.615% FRN 7/28/28 (a) (b)	330,000	323,863
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	1,584,774	1,586,876
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.953% FRN 11/16/30 (a) (b)	2,330,000	2,319,084
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3.961% FRN 10/20/30 (a) (b)	2,040,000	2,034,286
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.946% FRN 9/25/34	44,602	44,304
Cronos Containers Program I Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (a)	311,111	308,553

	Principal Amount	Value
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (a) (g)	1,725,000	1,732,762
Series 2019-1A, Class A23, 4.352% 5/20/49 (a) (g)	1,558,000	1,567,745
Diamond Resorts Owner Trust Series 2015-2, Class A, 2.990% 5/22/28 (a)	341,119	340,995
Series 2018-1, Class A, 3.700% 1/21/31 (a)	1,478,632	1,501,829
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	1,538,375	1,571,577
Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	768,300	780,565

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	$3,014,750	$3,140,857
Drug Royalty Corp., Inc. Series 2014-1, Class A2, 3.484% 7/15/23 (a)	115,058	114,504
Series 2012-1, Class A2, 5.800% 7/15/24 (a)	9,744	9,741
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 4.200% FRN 10/15/30 (a) (b)	1,700,000	1,684,914
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	448,945	445,345
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a) (g)	814,000	813,861
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.761% FRN 4/20/31 (a) (b)	3,000,000	2,951,925
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (a)	266,667	264,284
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	1,511,409	1,521,943
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, 3.911% FRN 11/28/30 (a) (b)	1,950,000	1,942,327
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (a)	2,163,388	2,157,334
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	1,012,390	1,023,195
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,573,753	1,603,516
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.131% FRN 4/25/35	40,890	40,670
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 4.539% FRN 1/20/31 (a) (b)	1,290,000	1,278,083
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (a)	1,577,206	1,621,375
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	1,169,067	1,154,395
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	1,305,619	1,315,767
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	382,631	377,577
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	1,308,333	1,317,976
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	$307,606	$312,889
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	2,322,694	2,401,177
Highbridge Loan Management Ltd., Series 12A-18, Class B, 4.630% FRN 7/18/31 (a) (b)	1,200,000	1,161,383
Hilton Grand Vacations Trust Series 2013-A, Class A, 2.280% 1/25/26 (a)	305,165	304,395
Series 2018-AA, Class C, 4.000% 2/25/32 (a)	384,451	390,874
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	1,039,615	1,059,407
JG Wentworth XLII LLC, Series 2018-2A, Class A 3.960% 10/15/75 (a)	1,521,971	1,572,765
KKR Clo 24 Ltd., Series 24, Class C, 5.331% FRN 4/20/32 (a) (b)	2,400,000	2,400,295
KREF Ltd., Series 2018-FL1, Class C, 4.484% FRN 6/15/36 (a) (b)	1,670,000	1,657,775
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (a)	2,438,125	2,461,025
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400% 4.161% FRN 10/20/29 (a)	3,030,000	3,034,397

	Principal Amount	Value
Lendmark Funding Trust Series 2017-1A, Class A, 2.830% 12/22/25 (a)	1,270,000	1,259,641
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	1,730,000	1,752,662
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 4.980% FRN 10/18/30 (a) (b)	620,000	607,693
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 4.284% FRN 7/15/30 (a) (b)	1,665,000	1,638,104
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.960% FRN 12/18/30 (a) (b)	1,200,000	1,188,354
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A 2.510% 5/20/30 (a)	107,899	107,848
Mosaic Solar Loans LLC Series 2018-1A, Class A, 4.010% 6/22/43 (a)	398,486	400,089
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	414,504	421,905
MP CLO III Ltd., Series 2013-1A, Class AR, 4.011% FRN 10/20/30 (a) (b)	1,750,000	1,737,664

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
MVW Owner Trust Series 2017-1A, Class A, 2.420% 12/20/34 (a)	$314,396	$311,054
Series 2015-1A, Class A, 2.520% 12/20/32 (a)	410,224	406,195
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (a)	2,260,000	2,309,708
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 2.833% 10/16/51 (a)	10,600,000	10,540,377
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (a)	144,567	142,947
Series 2016-A, Class B, 2.910% 3/08/29 (a)	770,213	773,075
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	938,980	943,166
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A 5.340% 2/25/23 (a) (b)	1,270,000	1,272,769
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340% 3.984% FRN 2/20/30 (a)	700,000	699,413
Rockford Tower CLO Ltd., Series 2019-1A, Class B1, 4.667% FRN 4/20/32 (b) (e) (f)	1,500,000	1,500,000
RR 3 Ltd., Series 2018-3A, Class A1R2, 3.877% FRN 1/15/30 (a) (b)	2,450,000	2,426,328
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	2,320,000	2,362,037
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B 3.080% 9/20/32 (a)	124,463	124,270
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class D, 4.750% 1/20/36 (a)	2,910,000	2,922,206
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	1,522,846	1,548,012
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (a)	996,562	993,124
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (a)	808,696	807,655
Steele Creek CLO Ltd. Series 2017-1A, Class A, 4.037% FRN 1/15/30 (a) (b)	660,000	655,385
Series 2018-2A, Class C, 4.983% FRN 8/18/31 (a) (b)	$1,170,000	$1,129,651
Store Master Funding I-VII, Series 2018-1A, Class A2 4.290% 10/20/48 (a)	1,338,378	1,389,323
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (a)	198,692	196,764
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (a)	467,666	483,669
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (a)	2,008,140	2,068,173
Taco Bell Funding LLC, Series 2018-1A, Class A2II 4.940% 11/25/48 (a)	1,137,150	1,184,724
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	2,189,709	2,249,371
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 4.277% FRN 10/13/29 (a)	2,150,000	2,155,515
THL Credit Wind River CLO Ltd. Series 2016-2A, Class BR, 4.536% FRN 11/01/31 (a) (b)	900,000	896,876
Series 2018-2A, Class B, 4.537% FRN 7/15/30 (a) (b)	1,150,000	1,134,760
Trinity Rail Leasing LP, Series 2018-1A, Class A2 4.620% 6/17/48 (a)	2,420,000	2,550,868

	Principal Amount	Value
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	436,523	433,240
Series 2017-1A, Class A2, 3.736% 8/15/47 (a)	810,000	809,578
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	2,936,563	2,942,781
Triton Container Finance VI LLC Series 2017-1A, Class A, 3.520% 6/20/42 (a)	794,710	790,948
Series 2018-2A, Class A, 4.190% 6/22/43 (a)	1,517,000	1,539,862
Vivint Solar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (a)	2,991,869	3,049,844
VSE VOI Mortgage LLC, Series 2016-A, Class A 2.540% 7/20/33 (a)	1,187,582	1,174,610
WAVE Trust Series 2017-1A, Class A, 3.844% 11/15/42 (a)	3,530,814	3,524,453

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	$2,165,153	$2,170,833
Wendy’s Funding LLC Series 2015-1A, Class A2II, 4.080% 6/15/45 (a)	1,765,950	1,786,778
Series 2015-1A, Class A23, 4.497% 6/15/45 (a)	2,123,000	2,184,766
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	1,319,556	1,347,021
Wingstop Funding LLC, Series 2018-1, Class A2 4.970% 12/05/48 (a)	650,000	677,039
		157,884,651
Student Loans ABS — 11.1%
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	2,850,000	2,812,072
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.690% FRN 7/01/38	191,221	187,002
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN 1/25/47	900,000	705,303
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A4, 3 mo. USD LIBOR + .160% 2.757% FRN 3/28/35	1,243,918	1,230,016
Earnest Student Loan Program LLC, Series 2016-B, Class A2 3.020% 5/25/34 (a)	729,889	726,265
ECMC Group Student Loan Trust Series 2018-2A, Class A, 3.286% FRN 9/25/68 (a) (b)	2,637,796	2,615,298
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.686% FRN 12/27/66 (a)	2,470,771	2,473,854
EdLinc Student Loan Funding, Series 2017-A, Class A, 4.350% FRN 12/01/47 (a) (b)	2,938,209	2,938,543
Education Services of America Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 6/25/48 (a)	1,200,000	1,128,639
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 10/25/56 (a)	1,100,000	1,047,373
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700% 6.471% FRN 4/25/46	$625,000	$655,258
Higher Education Funding I Series 2004-1, Class B1, 28 day ARS 0.000% FRN 1/01/44 (a)	450,000	396,432
Series 2004-1, Class B2, 28 day ARS 0.000% FRN 1/01/44 (a)	450,000	381,729
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310% 2.919% FRN 9/27/35	30,610	30,566
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX 3.020% 8/25/42 (a)	901,225	893,295
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 3.204% FRN 12/15/59 (a) (b)	880,000	875,847
Navient Private Education Refi Loan Trust Series 2019-A, Class B, 3.900% 1/15/43 (a)	1,190,000	1,211,812
Series 2018-CA, Class B, 4.220% 6/16/42 (a)	1,530,000	1,571,769
Navient Student Loan Trust Series 2018-1A, Class A3, 3.206% FRN 3/25/67 (a) (b)	4,150,000	4,104,491

	Principal Amount	Value
Series 2018-3A, Class A3, 3.286% FRN 3/25/67 (a) (b)	4,700,000	4,642,985
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.736% FRN 6/25/65 (a)	2,389,392	2,421,361
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.786% FRN 3/25/66 (a)	7,050,000	7,250,374
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 10/25/58	940,000	953,350
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 3.986% FRN 6/25/65 (a)	2,370,000	2,440,699
Series 2019-BA, Class B, 4.040% 12/15/59 (a)	2,950,000	2,996,539
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (a)	749,059	754,031
Nelnet Student Loan Trust Series 2005-4, Class A4A, 7 day ARS, 0.000% 2.594% FRN 3/22/32	325,000	313,939
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.852% FRN 6/25/41	681,928	636,624

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800% 3.571% FRN 7/25/36	$1,600,000	$1,606,320
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.436% FRN 11/25/65 (a)	2,522,503	2,532,125
SLM Student Loan Trust Series 06-2, Class R, 0.000% 1/25/41 (e) (f)	7,308	2,996,280
Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.911% FRN 1/27/42	550,000	526,397
Series 2005-3, Class B, 3 mo. USD LIBOR + .150% 2.921% FRN 4/25/40	938,067	865,823
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.921% FRN 3/25/44	5,310,000	5,124,094
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.981% FRN 10/25/40	2,192,564	2,051,352
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 3.061% FRN 1/25/44	2,292,664	2,127,153
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 3.371% FRN 1/25/41	3,525,117	3,529,495
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.371% FRN 10/25/65 (a)	15,050,000	14,929,156
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.521% FRN 1/25/40	5,300,000	5,257,765
Series 2005-5, Class A5, 3 mo. USD LIBOR + .750% 3.521% FRN 10/25/40	1,056,000	1,055,370
Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 6/25/43	1,420,000	1,400,538
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	418,000	418,000
Series 2002-7, Class A10, 28 day ARS 4.088% FRN 3/15/28	234,000	234,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	250,000	250,000
Series 2002-7, Class B, 28 day ARS 5.073% FRN 12/15/39	3,950,000	4,023,868
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	$650,000	$650,000
SMB Private Education Loan Trust, Series 2016-B, Class A2A 2.430% 2/17/32 (a)	1,170,712	1,157,082
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (a)	1,200	1,050,000
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	4,688,500	3,038,336
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	3,759,800	2,700,288
Series 2018-B, Class R1, 0.000% 8/26/47 (a)	3,324,300	1,893,308
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	4,961,600	1,709,271
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	6,724,700	1,960,781
Series 2017-C, Class C, 4.210% VRN 7/25/40 (a) (b)	990,000	1,004,429
South Carolina Student Loan Corp. Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000% 3.489% FRN 1/03/33	1,800,000	1,815,447
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.989% FRN 8/01/35	3,050,000	3,092,043
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850% 3.647% FRN 10/01/46	1,700,000	1,717,816
		119,112,003

	Principal Amount	Value
WL Collateral CMO — 1.1%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.657% VRN 8/25/34 (b)	28,036	27,716
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	4,112	3,799
Series 2004-2, Class 1A1, 4.619% VRN 2/25/34 (b)	18,369	17,267
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (b)	1,362,640	1,363,940
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.103% VRN 8/25/34 (b)	5,814	5,678
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.048% VRN 8/25/34 (b)	39,810	38,203

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (a) (b)	$3,051,091	$3,026,820
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 2.750% VRN 2/25/34 (b)	2,581	2,340
Series 2003-A4, Class IA, 4.666% VRN 7/25/33 (b)	2,470	2,403
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (a) (b)	3,683,920	3,668,483
Sequoia Mortgage Trust, Series 2019-1, Class A1, 4.000% VRN 2/25/49 (a) (b)	730,721	738,933
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.558% VRN 3/25/34 (b)	22,355	21,780
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.797% FRN 4/25/44	60,485	59,579
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (a) (b)	2,407,665	2,422,280
		11,399,221

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $344,223,361)		345,130,222

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Colombia Government International Bond 6.125% 1/18/41	2,080,000	2,457,541
Mexico Government International Bond 4.750% 3/08/44	3,727,000	3,661,777
6.750% 9/27/34	685,000	834,337
		6,953,655

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,705,365)		6,953,655

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.1%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	1,153,598	1,264,394
Series 2693, Class Z, 5.500% 10/15/33	2,042,677	2,229,123
Series 2178, Class PB, 7.000% 8/15/29	$46,383	$51,083
		3,544,600
Pass-Through Securities — 25.3%
Federal Home Loan Mortgage Corp. Pool #G11630 3.500% 6/01/19	1,056	1,055
Pool #J13972 3.500% 1/01/26	43,168	44,179
Pool #C91344 3.500% 11/01/30	131,529	135,195
Pool #C91424 3.500% 1/01/32	89,088	91,543
Pool #C91239 4.500% 3/01/29	6,597	6,991
Pool #C91251 4.500% 6/01/29	41,384	43,851
Pool #G05253 5.000% 2/01/39	202,605	219,077
Pool #C90939 5.500% 12/01/25	23,080	24,731
Pool #D97258 5.500% 4/01/27	13,488	14,453
Pool #C91026 5.500% 4/01/27	37,646	40,339
Pool #C91074 5.500% 8/01/27	4,033	4,322
Pool #D97417 5.500% 10/01/27	11,001	11,795
Pool #C91128 5.500% 12/01/27	2,013	2,158
Pool #C91148 5.500% 1/01/28	88,916	95,359
Pool #C91176 5.500% 5/01/28	30,565	32,780
Pool #C91217 5.500% 11/01/28	11,867	12,727
Pool #C01079 7.500% 10/01/30	1,478	1,689
Pool #C01135 7.500% 2/01/31	5,192	5,921
Federal National Mortgage Association Pool #AO8180 3.000% 9/01/42	35,867	35,918

	Principal Amount	Value
Pool #AB7397 3.000% 12/01/42	172,591	172,833
Pool #AB7401 3.000% 12/01/42	159,358	159,581
Pool #AP8668 3.000% 12/01/42	196,474	196,687
Pool #AR1975 3.000% 12/01/42	44,640	44,688
Pool #AR0306 3.000% 1/01/43	13,562	13,577
Pool #AR5391 3.000% 1/01/43	108,642	108,760
Pool #AL3215 3.000% 2/01/43	145,196	145,354
Pool #AR4109 3.000% 2/01/43	145,377	145,534
Pool #AR4432 3.000% 3/01/43	58,629	58,693
Pool #AT0169 3.000% 3/01/43	264,081	264,367
Pool #AB8809 3.000% 3/01/43	79,144	79,230
Pool #MA1368 3.000% 3/01/43	266,538	266,827
Pool #AR2174 3.000% 4/01/43	287,539	287,851
Pool #AS1304 3.500% 12/01/28	1,431,517	1,470,449
Pool #AV1897 3.500% 12/01/28	264,141	271,325
Pool #AV2325 3.500% 12/01/28	711,704	731,060
Pool #BF0196 3.500% 2/01/41	1,389,005	1,421,639
Pool #MA1356 3.500% 2/01/43	10,095,161	10,291,334
Pool #BM3994 3.500% 1/01/44	1,572,834	1,603,398
Pool #CA1073 3.500% 1/01/48	13,675,496	13,889,959
Pool #BJ0686 4.000% 4/01/48	3,332,147	3,439,463
Pool #CA1951 4.000% 7/01/48	4,298,668	4,435,768
Pool #775539 12 mo. USD LIBOR + 1.644% 4.179% FRN 5/01/34	42,464	44,272
Pool #725692 1 year CMT + 2.138% 4.315% FRN 10/01/33	90,539	95,091

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Pool #888586 1 year CMT + 2.199% 4.420% FRN 10/01/34	$95,327	$100,366
Pool #AA3980 4.500% 4/01/28	66,105	69,857
Pool #CA1952 4.500% 6/01/48	3,183,236	3,334,516
Pool #CA1909 4.500% 6/01/48	10,516,419	10,992,372
Pool #BK7877 4.500% 7/01/48	2,179,373	2,282,945
Pool #AD6437 5.000% 6/01/40	494,506	533,905
Pool #AD6996 5.000% 7/01/40	3,253,533	3,502,586
Pool #AL8173 5.000% 2/01/44	1,349,450	1,451,061
Pool #AD0836 5.500% 11/01/28	73,910	79,243
Pool #575667 7.000% 3/01/31	11,959	13,666
Pool #529453 7.500% 1/01/30	2,563	2,935
Pool #531196 7.500% 2/01/30	297	336
Pool #530299 7.500% 3/01/30	337	373
Pool #535996 7.500% 6/01/31	5,622	6,426
Pool #523499 8.000% 11/01/29	256	291
Pool #252926 8.000% 12/01/29	150	172
Pool #532819 8.000% 3/01/30	124	143
Pool #534703 8.000% 5/01/30	2,661	3,055
Pool #253437 8.000% 9/01/30	132	152
Pool #253481 8.000% 10/01/30	79	92
Pool #190317 8.000% 8/01/31	3,056	3,515
Pool #596656 8.000% 8/01/31	650	662
Pool #602008 8.000% 8/01/31	3,962	4,552
Pool #597220 8.000% 9/01/31	3,107	3,600
Federal National Mortgage Association TBA Pool #1058 3.500% 2/01/48 (g)	2,000,000	2,026,875
Pool #11192 4.000% 5/01/48 (g)	78,725,000	80,963,742
Pool #20567 4.500% 7/01/48 (g)	59,050,000	61,522,719
Government National Mortgage Association Pool #783896 3.500% 5/15/44	4,620,033	4,741,069
Pool #371146 7.000% 9/15/23	92	97
Pool #352022 7.000% 11/15/23	4,029	4,288
Pool #374440 7.000% 11/15/23	282	300
Pool #491089 7.000% 12/15/28	8,192	8,902
Pool #480539 7.000% 4/15/29	403	450
Pool #478658 7.000% 5/15/29	2,110	2,376
Pool #488634 7.000% 5/15/29	2,200	2,462
Pool #500928 7.000% 5/15/29	4,138	4,647
Pool #499410 7.000% 7/15/29	1,229	1,387
Pool #510083 7.000% 7/15/29	874	980
Pool #493723 7.000% 8/15/29	2,497	2,820
Pool #516706 7.000% 8/15/29	48	49
Pool #581417 7.000% 7/15/32	11,913	13,526
Government National Mortgage Association II Pool #008746 1 year CMT + 1.500% 4.125% FRN 11/20/25	3,976	4,046
Pool #080136 1 year CMT + 1.500% 4.125% FRN 11/20/27	807	824
Government National Mortgage Association II TBA Pool #304 3.500% 1/01/48 (g)	50,975,000	52,074,148
Pool #1235 4.000% 5/01/48 (g)	$5,300,000	$5,472,250
		269,696,601

	Principal Amount	Value
Whole Loans — 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M1, 1 mo. USD LIBOR + .800% 3.286% FRN 3/25/29	26,250	26,249
Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 3.836% FRN 3/25/29	790,000	794,100
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300% 3.786% FRN 4/25/29	1,243,636	1,247,892
Series 2016-C05, Class 2M1,, 1 mo. USD LIBOR + 1.350% 3.836% FRN 1/25/29	367,785	368,057
Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450% 3.936% FRN 1/25/29	763,520	765,882
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2 4.936% 7/25/31 (a) (b)	2,166,000	2,164,635
		5,366,815

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $277,260,744)		278,608,016

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds & Notes — 2.0%
U.S. Treasury Bond 2.500% 5/15/46	5,900,000	5,545,539
3.500% 2/15/39 (h)	3,000,000	3,398,813
U.S. Treasury Note 1.625% 10/31/23	5,500,000	5,352,187
2.875% 8/15/28	6,300,000	6,546,192
		20,842,731

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,244,898)		20,842,731

TOTAL BONDS & NOTES (Cost $1,044,309,230)		1,050,466,644

TOTAL PURCHASED OPTIONS (#) — 1.0% (Cost $10,172,309)		10,212,682

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (i)	5,338,422	$5,338,422

TOTAL MUTUAL FUNDS (Cost $5,338,422)		5,338,422

TOTAL LONG-TERM INVESTMENTS (Cost $1,062,194,961)		1,068,442,148

	Principal Amount
SHORT-TERM INVESTMENTS — 18.1%
Commercial Paper — 18.1%
AT&T, Inc. 3.261% 6/24/19 (a)	$8,000,000	7,943,856
Bell Canada 2.990% 7/11/19 (a)	5,000,000	4,959,296
CenterPoint Energy, Inc. 2.822% 5/01/19 (a)	5,000,000	4,987,570
CRH America Finance, Inc. 2.886% 5/28/19 (a)	4,000,000	3,981,333
2.929% 6/14/19 (a)	6,000,000	5,963,630
2.948% 7/23/19 (a)	5,000,000	4,953,229
2.982% 6/13/19 (a)	800,000	795,217
Dominion Resources, Inc. 2.762% 4/17/19	5,000,000	4,992,870
2.891% 6/03/19 (a)	2,600,000	2,586,596
Enbridge (US), Inc. 2.983% 6/10/19	4,000,000	3,977,078
FMC Tech, Inc. 2.904% 4/15/19 (a)	5,000,000	4,993,658
2.962% 6/11/19 (a)	3,000,000	2,982,561
Fortive Corp. 2.815% 4/25/19 (a)	1,500,000	1,496,925
Hyundai Capital America 2.890% 6/21/19 (a)	10,000,000	9,933,547
Keurig Dr Pepper, Inc. 2.816% 4/05/19 (a)	11,000,000	10,994,353
Lam Research Corp. 3.012% 4/25/19 (a)	3,600,000	3,592,640
Marriott Internation 2.870% 4/16/19 (a)	2,000,000	1,997,306
Marriott International, Inc. 2.774% 4/24/19	3,000,000	2,994,085
2.867% 4/02/19 (a)	2,000,000	1,999,413
2.924% 4/24/19	4,000,000	3,992,113
National Grid PLC 3.168% 4/08/19 (a)	9,000,000	8,993,357
NextEra Energy Capital Holdings, Inc. 2.830% 5/20/19 (a)	7,000,000	6,971,901
Northrop Gruman Corp. 3.127% 4/24/19	2,500,000	2,495,080
3.158% 4/17/19	8,800,000	8,787,465
Public Service Enterprise Group, Inc. 2.903% 4/22/19 (a)	$4,700,000	$4,691,462
2.955% 5/21/19 (a)	3,100,000	3,087,308
2.957% 5/20/19 (a)	3,400,000	3,386,352

	Number of Shares	Value
Suncor Energy, Inc. 2.880% 6/17/19 (a)	5,000,000	4,968,444
3.168% 4/09/19 (a)	5,400,000	5,395,611
Telus Corp. 2.911% 6/19/19 (a)	5,000,000	4,967,610
2.970% 7/02/19 (a)	2,000,000	1,984,863
Transcanada Pipelines Ltd. 2.979% 7/10/19 (a)	1,000,000	991,754
2.989% 7/15/19 (a)	6,500,000	6,443,645
2.991% 7/17/19 (a)	3,000,000	2,973,481
Tyco International Holding Sarl 3.063% 4/26/19 (a)	7,000,000	6,985,153
VW Credit, Inc. 2.844% 4/08/19 (a)	2,000,000	1,998,524
2.880% 5/30/19 (a)	6,000,000	5,971,025
2.970% 7/29/19 (a)	3,000,000	2,970,344
Walgreens Boots Alliance, Inc. 3.289% 4/16/19	7,000,000	6,990,571
3.349% 5/31/19	4,000,000	3,980,358
Waste Management, Inc. 2.764% 4/26/19 (a)	3,500,000	3,492,577
Westar Energy, Inc. 2.770% 4/02/19 (a)	5,000,000	4,998,532
		193,642,693

TOTAL SHORT-TERM INVESTMENTS (Cost $193,635,070)		193,642,693

TOTAL INVESTMENTS — 118.2% (Cost $1,255,830,031) (j)		1,262,084,841

Other Assets/ (Liabilities) — (18.2)%		(194,212,750)

NET ASSETS — 100.0%		$1,067,872,091

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $526,157,764 or 49.27% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.
(c)	Security is perpetual and has no stated maturity date.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $5,226,351 or 0.49% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	Investment was valued using significant unobservable inputs.
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $4,496,280 or 0.42% of net assets.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	A portion of this security is pledged/held as collateral for open futures contracts and swap agreements (Note 2).
(i)	Represents investment of security lending collateral. (Note 2).
(j)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Swaptions contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	32,720,000	USD	32,720,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$1,635,748	$1,568,021	$(67,727)
Credit Suisse International	36,280,000	USD	36,280,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	1,741,440	1,940,816	199,376
							3,377,188	3,508,837	131,649
Put
Barclays Bank PLC	66,610,000	USD	66,610,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$3,330,034	$3,375,259	$45,225
Credit Suisse International	72,340,000	USD	72,340,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	3,465,087	3,328,586	(136,501)
							6,795,121	6,703,845	(91,276)
							$10,172,309	$10,212,682	$40,373

The accompanying notes are an integral part of the portfolio of investments.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	6/19/19	33	$4,385,435	$(3,654)
U.S. Treasury Ultra Bond	6/19/19	455	74,091,845	2,348,155
U.S. Treasury Note 2 Year	6/28/19	277	58,815,671	211,298
U.S. Treasury Note 5 Year	6/28/19	707	81,216,309	674,175
				$3,229,974
Short
90 Day Eurodollar	6/17/19	12	$(2,921,510)	$(2,140)
U.S. Treasury Long Bond	6/19/19	146	(21,192,343)	(657,470)
90 Day Eurodollar	9/16/19	13	(3,164,644)	(5,406)
90 Day Eurodollar	12/16/19	14	(3,407,029)	(7,921)
90 Day Eurodollar	3/16/20	11	(2,679,014)	(7,324)
90 Day Eurodollar	6/15/20	11	(2,680,595)	(8,218)
90 Day Eurodollar	9/14/20	10	(2,437,967)	(8,033)
90 Day Eurodollar	12/14/20	10	(2,437,842)	(8,533)
90 Day Eurodollar	3/15/21	9	(2,194,845)	(7,455)
90 Day Eurodollar	9/13/21	17	(4,146,456)	(13,019)
90 Day Eurodollar	3/14/22	15	(3,657,513)	(10,925)
90 Day Eurodollar	9/19/22	14	(3,412,279)	(9,846)
90 Day Eurodollar	3/13/23	12	(2,923,010)	(8,590)
90 Day Eurodollar	12/18/23	15	(3,650,388)	(10,550)
90 Day Eurodollar	12/16/24	40	(9,722,367)	(27,133)
				$(792,563)

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	3,200,000	5/11/63	Monthly	3.000%	CMBX.NA.6† (Rating: BBB-)	$(408,285)	$1,972	$(406,313)
Goldman Sachs International	USD	2,540,000	5/11/63	Monthly	3.000%	CMBX.NA.6† (Rating: BBB-)	(102,547)	(219,964)	(322,511)
Goldman Sachs International	USD	920,000	5/11/63	Monthly	3.000%	CMBX.NA.6† (Rating: BBB-)	(43,105)	(73,710)	(116,815)
							$(553,937)	$(291,702)	$(845,639)

Collateral for swap agreements held by Goldman Sachs International amounted to $260,000 in cash, and $686,399 in securities at March 31, 2019.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.5%

CORPORATE DEBT — 40.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 3.750% 10/01/21	$200,000	$203,476
Aerospace & Defense — 0.5%
Harris Corp. 2.700% 4/27/20	954,000	950,428
Agriculture — 1.3%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,080,000	1,085,219
Imperial Brands Finance PLC 2.950% 7/21/20 (a)	957,000	954,076
Reynolds American, Inc. 4.000% 6/12/22	540,000	551,520
		2,590,815
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 10/01/22	26,326	26,460
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC 3.605% FRN 4/05/21 (b)	405,000	395,420
3.919% FRN 2/15/23 (b)	575,000	543,840
General Motors Financial Co., Inc. 3.250% 1/05/23	1,070,000	1,049,114
Nissan Motor Acceptance Corp. 1.900% 9/14/21 (a)	200,000	192,957
		2,181,331
Auto Parts & Equipment — 0.3%
Lear Corp. 5.375% 3/15/24	655,000	673,125
Banks — 6.9%
Banco Santander SA 3.500% 4/11/22	800,000	807,596
Bank of America Corp. 3 mo. USD LIBOR + .930% 2.816% VRN 7/21/23	2,260,000	2,244,962
Barclays PLC 4.063% FRN 5/16/24 (b)	485,000	470,732
Citigroup, Inc. 3.142% VRN 1/24/23 (b)	995,000	998,437
Discover Bank 3.350% 2/06/23	673,000	676,637
4.200% 8/08/23	310,000	322,292
First Horizon National Corp. 3.500% 12/15/20	680,000	683,533
JP Morgan Chase & Co. 4.500% 1/24/22	890,000	930,980
Macquarie Bank Ltd. 2.850% 1/15/21 (a)	$130,000	$129,983
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	970,000	961,818
Morgan Stanley 3.750% 2/25/23	1,190,000	1,220,569
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	485,000	476,616
2.846% 1/11/22	150,000	150,130

	Principal Amount	Value
SVB Financial Group 5.375% 9/15/20	75,000	77,608
Synchrony Bank 3.000% 6/15/22	1,105,000	1,090,434
The Goldman Sachs Group, Inc. 3.200% 2/23/23	2,265,000	2,268,713
		13,511,040
Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. 3.500% 1/12/24	1,075,000	1,093,786
Keurig Dr Pepper, Inc. 4.057% 5/25/23 (a)	625,000	642,954
Molson Coors Brewing Co. 2.100% 7/15/21	330,000	323,749
3.500% 5/01/22	197,000	199,530
		2,260,019
Biotechnology — 0.1%
Celgene Corp. 4.000% 8/15/23	200,000	207,178
Building Materials — 1.2%
Holcim US Finance Sarl & Cie SCS 6.000% 12/30/19 (a)	960,000	978,733
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650% 3.313% FRN 5/22/20	395,000	394,917
Masco Corp. 3.500% 4/01/21	270,000	271,836
7.125% 3/15/20	65,000	67,540
Standard Industries, Inc. 5.500% 2/15/23 (a)	560,000	569,800
		2,282,826
Chemicals — 2.3%
DowDuPont, Inc. 4.205% 11/15/23	480,000	501,951
Huntsman International LLC 5.125% 11/15/22	1,250,000	1,304,687
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	902,000	918,856
RPM International, Inc. 3.450% 11/15/22	8,000	8,004
6.125% 10/15/19	728,000	740,047

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Syngenta Finance NV 3.698% 4/24/20 (a)	$440,000	$441,567
The Sherwin-Williams Co. 2.750% 6/01/22	535,000	531,759
		4,446,871
Computers — 0.8%
Dell International LLC/EMC Corp. 4.420% 6/15/21 (a)	725,000	743,821
Leidos Holdings, Inc. 4.450% 12/01/20	835,000	847,525
		1,591,346
Diversified Financial Services — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	1,010,000	1,031,833
Aircastle Ltd. 5.000% 4/01/23	1,210,000	1,257,483
Ameriprise Financial, Inc. 3.000% 3/22/22	165,000	165,948
3.700% 10/15/24	115,000	118,876
4.000% 10/15/23	105,000	109,984
Antares Holdings LP 6.000% 8/15/23 (a)	473,000	464,966
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	635,000	627,178
		3,776,268
Electric — 1.0%
Ameren Corp. 2.700% 11/15/20	455,000	452,964
EDP Finance BV 4.125% 1/15/20 (a)	452,000	453,916
Enel Finance International NV 2.875% 5/25/22 (a)	485,000	476,740
Entergy Texas, Inc. 2.550% 6/01/21	95,000	93,780
Puget Energy, Inc. 6.000% 9/01/21	260,000	276,326
6.500% 12/15/20	255,000	269,014
		2,022,740
Electronics — 0.2%
FLIR Systems, Inc. 3.125% 6/15/21	230,000	229,251
Tech Data Corp. 3.700% 2/15/22	240,000	241,573
		470,824
Foods — 0.3%
McCormick & Co., Inc. 2.700% 8/15/22	570,000	566,842
Health Care – Products — 0.4%
Becton Dickinson & Co. 3.476% FRN 12/29/20 (b)	$814,000	$814,075
Health Care – Services — 0.2%
Cigna Holding Co. 4.000% 2/15/22	316,000	324,735
Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	1,028,000	1,029,285

	Principal Amount	Value
Household Products & Wares — 0.4%
Church & Dwight Co., Inc. 2.875% 10/01/22	761,000	761,967
Insurance — 3.0%
American International Group, Inc. 3.300% 3/01/21	204,000	205,276
AmTrust Financial Services, Inc. 6.125% 8/15/23	585,000	549,986
Athene Global Funding 4.000% 1/25/22 (a)	1,240,000	1,270,816
CNA Financial Corp. 5.750% 8/15/21	443,000	471,046
Enstar Group Ltd. 4.500% 3/10/22	575,000	585,510
Jackson National Life Global Funding 2.500% 6/27/22 (a)	745,000	736,590
Lincoln National Corp. 4.000% 9/01/23	122,000	127,497
6.250% 2/15/20	425,000	437,073
Reinsurance Group of America, Inc. 5.000% 6/01/21	600,000	624,403
Trinity Acquisition PLC 3.500% 9/15/21	470,000	473,832
Willis Towers Watson PLC 5.750% 3/15/21	370,000	387,418
		5,869,447
Investment Companies — 0.8%
Ares Capital Corp. 3.875% 1/15/20	378,000	379,836
BlackRock TCP Capital Corp. 4.125% 8/11/22	675,000	648,868
FS KKR Capital Corp. 4.000% 7/15/19	470,000	470,858
		1,499,562
Leisure Time — 0.4%
Brunswick Corp. 4.625% 5/15/21 (a)	868,000	867,951
Lodging — 0.3%
Marriott International, Inc. 2.300% 1/15/22	30,000	29,487
2.875% 3/01/21	625,000	623,947
		653,434

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Machinery – Diversified — 1.0%
CNH Industrial Capital LLC 3.375% 7/15/19	$353,000	$353,441
3.875% 10/15/21	635,000	641,731
4.875% 4/01/21	115,000	118,163
Wabtec Corp. 4.400% STEP 3/15/24	870,000	884,460
		1,997,795
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	505,000	508,671
Discovery Communications LLC 2.950% 3/20/23	435,000	430,867
Sirius XM Radio, Inc. 3.875% 8/01/22 (a)	1,047,000	1,039,147
		1,978,685
Mining — 1.3%
Glencore Finance Canada Ltd. 4.250% STEP 10/25/22 (a)	254,000	262,454
Glencore Funding LLC 4.125% 5/30/23 (a)	590,000	600,945
Kinross Gold Corp. 5.125% 9/01/21	470,000	484,100
5.950% 3/15/24	550,000	588,500
Newcrest Finance Pty Ltd. 4.200% 10/01/22 (a)	565,000	574,995
		2,510,994
Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.875% STEP 10/01/21	495,000	488,713
Oil & Gas — 0.7%
Antero Resources Corp. 5.375% 11/01/21	246,000	246,922
Continental Resources, Inc. 5.000% 9/15/22	568,000	572,048
EQT Corp. 3.000% 10/01/22	565,000	554,406
		1,373,376
Packaging & Containers — 0.5%
Graphic Packaging International LLC 4.750% 4/15/21	944,000	955,800
Pharmaceuticals — 2.9%
Bayer US Finance II LLC 3.621% FRN 12/15/23 (a) (b)	980,000	965,604
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.381% FRN 6/15/22	1,090,000	1,081,438
CVS Health Corp. 2.125% 6/01/21	$840,000	$825,660
3.700% 3/09/23	305,000	309,905
Express Scripts Holding Co. 3.300% 2/25/21	845,000	850,688
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	235,000	232,100
2.875% 9/23/23	360,000	355,279
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	1,125,000	1,072,545
		5,693,219
Pipelines — 0.6%
Energy Transfer Operating LP 4.200% 9/15/23	1,060,000	1,095,308

	Principal Amount	Value
Private Equity — 0.3%
Hercules Capital, Inc. 4.625% 10/23/22	610,000	596,921
Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp. 2.250% 1/15/22	415,000	408,668
3.000% 6/15/23	640,000	637,819
Crown Castle International Corp. 3.400% 2/15/21	514,000	518,245
Digital Realty Trust LP 3.400% 10/01/20	220,000	221,562
Healthcare Trust of America Holdings LP 2.950% 7/01/22	215,000	212,753
Simon Property Group LP 2.350% 1/30/22	370,000	367,285
		2,366,332
Retail — 1.8%
Advance Auto Parts, Inc. 4.500% 12/01/23	306,000	320,969
Dollar Tree, Inc. 3.700% 5/15/23	1,090,000	1,105,355
O’Reilly Automotive, Inc. 3.800% 9/01/22	123,000	126,144
3.850% 6/15/23	873,000	897,270
QVC, Inc. 4.375% 3/15/23	1,060,000	1,075,139
		3,524,877
Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.000% 1/15/22	590,000	587,146
Microchip Technology, Inc. 3.922% 6/01/21 (a)	390,000	393,422

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	$570,000	$580,944
		1,561,512
Telecommunications — 1.2%
Hughes Satellite Systems Corp. 6.500% 6/15/19	883,000	887,503
Sprint Communications, Inc. 9.250% 4/15/22	430,000	500,950
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	950,000	962,987
		2,351,440
Transportation — 0.3%
Ryder System, Inc. 3.400% 3/01/23	175,000	177,053
3.750% 6/09/23	482,000	493,486
		670,539
Trucking & Leasing — 1.4%
DAE Funding LLC 4.000% 8/01/20 (a)	205,000	205,513
GATX Corp. 2.600% 3/30/20	455,000	453,584
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	1,045,000	1,071,020
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.300% 4/01/21 (a)	150,000	150,561
3.375% 2/01/22 (a)	20,000	20,078
4.875% 7/11/22 (a)	860,000	899,747
		2,800,503

TOTAL CORPORATE DEBT (Cost $79,402,070)		79,548,059

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900%, 3.671% FRN 4/26/27 (b)	35,473	35,547

TOTAL MUNICIPAL OBLIGATIONS (Cost $35,473)		35,547

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 54.5%
Auto Floor Plan ABS — 0.5%
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1, Class C, 3.536% FRN 9/25/23 (a) (b)	160,000	160,274
Series 2018-1, Class D, 4.036% FRN 9/25/23 (a) (b)	230,000	230,429
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2 2.190% 9/15/21 (a)	$480,000	$478,256
		868,959
Automobile ABS — 8.1%
American Credit Acceptance Receivables Trust Series 2017-4, Class C, 2.940% 1/10/24 (a)	770,000	768,442
Series 2019-1, Class C, 3.500% 4/14/25 (a)	675,000	678,796

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class B, 3.700% 3/20/23 (a)	123,000	124,022
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	233,000	235,747
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B 3.630% 1/19/24 (a)	180,000	183,993
CPS Auto Trust Series 2018-A, Class A, 2.160% 5/17/21 (a)	67,725	67,556
Series 2019-A, Class A, 3.180% 6/15/22 (a)	266,889	267,324
Series 2018-C, Class B, 3.430% 7/15/22 (a)	180,000	180,519
Drive Auto Receivables Trust Series 2017-2, Class C, 2.750% 9/15/23	117,357	117,313
Series 2017-1, Class C, 2.840% 4/15/22	213,443	213,351
Series 2018-2, Class B, 3.220% 4/15/22	200,000	200,051
Series 2018-4, Class C, 3.660% 11/15/24	230,000	231,693
Series 2019-1, Class C, 3.780% 4/15/25	525,000	532,985
DT Auto Owner Trust Series 2018-1A, Class B, 3.040% 1/18/22 (a)	290,000	290,125
Series 2019-1A, Class C, 3.610% 11/15/24 (a)	100,000	100,707
Exeter Automobile Receivables Trust Series 2018-1A, Class B, 2.750% 4/15/22 (a)	270,000	269,449
Series 2016-3A, Class B, 2.840% 8/16/21 (a)	185,274	185,211
Series 2018-2A, Class B, 3.270% 5/16/22 (a)	250,000	250,178
Series 2019-1A, Class B, 3.450% 2/15/23	165,000	165,779

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2015-2A, Class C, 3.900% 3/15/21 (a)	$372,992	$373,416
First Investors Auto Owner Trust Series 2017-3A, Class B, 2.720% 4/17/23 (a)	340,000	338,447
Series 2018-1A, Class A2, 3.220% 1/17/23 (a)	290,000	291,273
Flagship Credit Auto Trust Series 2016-4, Class B, 2.410% 10/15/21 (a)	910,000	908,078
Series 2018-1, Class A, 2.590% 6/15/22 (a)	421,441	420,322
Series 2016-1, Class A, 2.770% 12/15/20 (a)	8,655	8,654
Series 2017-1, Class B, 2.830% 3/15/23 (a)	615,000	614,380
Series 2017-4, Class C, 2.920% 11/15/23 (a)	650,000	645,082
Series 2018-1, Class B, 3.130% 1/17/23 (a)	1,250,000	1,250,421
GLS Auto Receivables Trust, Series 2018-3A, Class A 3.350% 8/15/22 (a)	257,702	258,127
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.290% 2/25/24 (a)	1,560,000	1,552,089
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	910,000	907,792
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	770,000	765,589
Hertz Vehicle Financing LLC, Series 2018-3A, Class B 4.370% 7/25/24 (a)	330,000	338,095
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (a)	141,615	141,415
Oscar US Funding Trust IX LLC, Series 2018-2A, Class A4 3.630% 9/10/25 (a)	260,000	265,107
Oscar US Funding Trust VI, Series 2017-1A, Class A3 2.820% 6/10/21 (a)	240,000	239,764
Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A 2.910% 4/12/21 (a)	192,230	192,057
Oscar US Funding X LLC, Series 2019-1A, Class A4 3.270% 5/11/26 (a)	500,000	504,495
Securitized Equipment Receivable 3.760% 10/11/24	270,000	272,221
4.200% 10/11/24	310,000	312,726
Tesla Auto Lease Trust Series 2018-A, Class B, 2.750% 2/20/20 (a)	150,000	149,796
Series 2018-B, Class A, 3.710% 8/20/21 (a)	$162,330	$164,073
		15,976,660
Commercial MBS — 2.9%
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 3.834% FRN 9/15/34 (a) (b)	130,000	128,943
BHMS Mortgage Trust Series 2018-ATLS, Class A, 3.734% FRN 7/15/35 (a) (b)	770,000	768,798
Series 2018-ATLS, Class B, 3.984% FRN 7/15/35 (a) (b)	950,000	948,239
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 4.184% FRN 11/15/35 (a) (b)	343,463	343,678
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 4.634% FRN 12/15/37 (a) (b)	545,194	547,571

	Principal Amount	Value
COMM Mortgage Trust Series 2015-DC1, Class AM, 3.724% 2/10/48	180,000	182,156
Series 2015-DC1, Class B, 4.035% VRN 2/10/48 (b)	333,000	336,938
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	98,054	97,592
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.614% VRN 7/10/38 (b)	108,943	109,519
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.484% FRN 6/15/32 (a) (b)	1,045,531	1,040,951
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D 4.057% 8/05/34 (a)	400,000	405,635
MSCG Trust, Series 2018-SELF, Class C, 3.664% FRN 10/15/37 (a) (b)	90,000	89,211
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.482% VRN 8/15/39 (b)	9,291	9,318
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, 3.234% FRN 2/15/35 (a) (b)	159,062	158,464
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (b)	193,557	193,696
VMC Finance LLC, Series 2018-FL1, Class A, 3.304% FRN 3/15/35 (a) (b)	246,795	247,365
		5,608,074

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Home Equity ABS — 0.1%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 3.386% FRN 2/25/35	$102,644	$100,658
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 2.726% FRN 10/25/34 (a)	97,663	97,364
		198,022
Other ABS — 21.3%
321 Henderson Receivables I LLC Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 2.684% FRN 3/15/41 (a)	54,910	53,984
Series 2010-3A, Class A, 3.820% 12/15/48 (a)	211,247	216,143
AASET Trust, Series 2017-1A, Class A 3.967% 5/16/42 (a)	166,256	165,850
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (a)	717,633	727,078
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	398,091	415,499
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 4.267% FRN 10/15/28 (a)	370,000	370,014
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (a)	500,000	493,716
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	290,250	296,545
Ascentium Equipment Receivables Trust Series 2018-2A, Class B, 3.760% 5/10/24 (a)	709,000	721,882
Series 2018-2A, Class E, 5.180% 7/10/26 (a)	940,000	958,587
Avant Loans Funding Trust Series 2018-A, Class A, 3.090% 6/15/21 (a)	114,240	114,152
Series 2019-A, Class A, 3.480% 7/15/22 (a)	630,000	629,960
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 4.011% FRN 7/20/30 (a)	350,000	349,993
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (a)	71,013	71,013
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	156,013	155,056
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	$275,500	$284,903
Capital Automotive LLC, Series 2012-1A, Class A1 3.870% 4/15/47 (a)	255,017	256,556
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	342,904	343,359
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	16,801	16,738
CLI Funding VI LLC, Series 2017-1A, Class A 3.620% 5/18/42 (a)	481,543	479,693
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.946% FRN 9/25/34	8,532	8,475
DB Master Finance LLC Series 2019-1A, Class A2I, 3.787% 5/20/49 (a) (e)	276,000	276,745
Series 2019-1A, Class A2II, 4.021% 5/20/49 (a) (e)	326,000	327,467
Denali Capital CLO X LLC, Series 2013-1A, Class A1, 3.815% FRN 10/26/27 (a) (b)	350,000	348,324
Diamond Resorts Owner Trust Series 2015-2, Class A, 2.990% 5/22/28 (a)	56,095	56,075
Series 2016-1, Class A, 3.080% 11/20/28 (a)	331,960	331,809
Series 2015-2, Class B, 3.540% 5/22/28 (a)	37,902	37,886

	Principal Amount	Value
Series 2018-1, Class A, 3.700% 1/21/31 (a)	294,178	298,793
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A2II, 3.082% 7/25/47	344,750	340,873
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	357,300	365,011
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250% 7.322% FRN 7/15/24 (a)	6,333	6,337
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.637% FRN 7/15/23 (a)	40,270	40,473
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.690% 3/25/30 (a)	173,161	171,491
Series 2016-A, Class A, 2.730% 4/25/28 (a)	317,411	313,229

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	$57,822	$56,644
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	66,510	65,977
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a) (e)	275,000	274,953
FRS I LLC, Series 2013-1A, Class A1 1.800% 4/15/43 (a)	2,240	2,239
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.761% FRN 4/20/31 (a) (b)	600,000	590,385
Global SC Finance II SRL, Series 2013-1A, Class A 2.980% 4/17/28 (a)	120,458	119,416
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	269,603	271,482
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (a)	396,505	395,396
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	339,359	345,777
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	332,447	339,630
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.131% FRN 4/25/35	10,222	10,168
Hero Funding Trust Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	256,166	258,157
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	258,551	260,457
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	569,670	600,232
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	462,759	478,396
Hilton Grand Vacations Trust Series 2014-AA, Class A, 1.770% 11/25/26 (a)	75,575	74,743
Series 2013-A, Class A, 2.280% 1/25/26 (a)	55,802	55,661
Series 2017-AA, Class B, 2.960% 12/26/28 (a) (b)	201,341	199,332
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (a)	213,280	214,179
KREF Ltd., Series 2018-FL1, Class AS, 3.834% FRN 6/15/36 (a) (b)	1,150,000	1,146,605
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400% 4.161% FRN 10/20/29 (a)	590,000	590,856
Lendmark Funding Trust Series 2017-1A, Class A, 2.830% 12/22/25 (a)	$240,000	$238,042
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	350,000	354,585
Madison Park Funding XXII Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480% 4.251% FRN 10/25/29 (a)	420,000	421,204
Mariner Finance Issuance Trust Series 2017-BA, Class A, 2.920% 12/20/29 (a)	900,000	896,102
Series 2017-AA, Class A, 3.620% 2/20/29 (a)	351,313	354,096
Series 2018-AA, Class A, 4.200% 11/20/30 (a)	903,000	919,032
Marlette Funding Trust Series 2017-2A, Class A, 2.390% 7/15/24 (a)	7,829	7,827
Series 2017-1A, Class A, 2.827% 3/15/24 (a)	11,067	11,067
Series 2018-2A, Class A, 3.060% 7/17/28 (a)	155,977	155,878

	Principal Amount	Value
Series 2018-3A, Class A, 3.200% 9/15/28 (a)	418,435	418,866
Mosaic Solar Loans LLC Series 2017-2A, Class D, 0.000% 6/22/43 (a)	226,950	209,613
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	316,986	321,163
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	81,810	83,271
MVW Owner Trust Series 2013-1A, Class A, 2.150% 4/22/30 (a)	57,350	56,869
Series 2014-2, Class A, 2.250% 9/22/31 (a)	99,808	98,564
Series 2016-1A, Class A, 2.250% 12/20/33 (a)	39,368	38,775
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, 4.037% FRN 1/15/28 (a) (b)	250,000	246,334
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 2.575% 10/15/49 (a)	975,000	971,951
NP SPE II LLC, Series 2017-1A, Class A1 3.372% 10/21/47 (a)	161,891	161,959
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 3.107% 12/15/50 (a)	700,000	700,587
OCP CLO Ltd., Series 2015-8A, Class A2AR, 4.223% FRN 4/17/27 (a) (b)	650,000	643,564

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
OHA Loan Funding Ltd. Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410% 4.094% FRN 8/15/29 (a)	$590,000	$591,152
Series 2012-1A, Class B1R, 3 mo. USD LIBOR + 1.850% 4.622% FRN 1/23/27 (a)	600,000	599,984
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (a)	23,131	22,872
Series 2016-A, Class A, 2.610% 3/08/29 (a)	629,765	628,147
Series 2016-A, Class B, 2.910% 3/08/29 (a)	258,248	259,207
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	134,140	134,738
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340% 3.984% FRN 2/20/30 (a)	700,000	699,413
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	430,000	437,791
Sierra Receivables Funding Co. LLC Series 2014-3A, Class A, 2.300% 10/20/31 (a)	109,637	109,377
Series 2015-1A, Class A, 2.400% 3/22/32 (a)	217,651	215,913
Sierra Timeshare Receivables Funding LLC Series 2015-3A, Class A, 2.580% 9/20/32 (a)	46,229	45,987
Series 2016-2A, Class B, 2.780% 7/20/33 (a)	171,652	171,250
Series 2017-1A, Class A, 2.910% 3/20/34 (a)	284,579	283,808
Series 2015-1A, Class B, 3.050% 3/22/32 (a)	265,302	264,927
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	17,780	17,753
Series 2018-2A, Class C, 3.940% 6/20/35 (a)	225,110	228,617
SoFi Consumer Loan Program LLC Series 2016-3, Class A, 3.050% 12/26/25 (a)	110,775	110,789
Series 2016-2A, Class A, 3.090% 10/27/25 (a)	120,988	120,873
Series 2018-3, Class A1, 3.200% 8/25/27 (a)	198,319	198,396
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	376,698	377,359
Series 2015-2, Class A, 3.280% 9/15/23 (a)	88,155	88,178
Series 2017-2, Class A, 3.280% 2/25/26 (a)	263,686	263,992
Springleaf Funding Trust, Series 2016-AA, Class A 2.900% 11/15/29 (a)	$1,102,680	$1,101,082
Store Master Funding I-VII, Series 2018-1A, Class A3 4.400% 10/20/48 (a)	518,917	534,514
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (a)	997,500	1,024,578
TAL Advantage V LLC, Series 2014-2A, Class A2 3.330% 5/20/39 (a)	348,333	348,668
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	404,005	415,013
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 4.277% FRN 10/13/29 (a)	300,000	300,770
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	826,557	820,568

	Principal Amount	Value
Trafigura Securitisation Finance PLC Series 2018-1A, Class A1, 3.214% FRN 3/15/22 (a) (b)	610,000	610,145
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 4.184% FRN 12/15/20 (a)	260,000	259,829
Series 2018-1A, Class B, 4.290% 3/15/22 (a)	920,000	933,682
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3.831% FRN 10/20/28 (a) (b)	1,000,000	1,000,999
Trinity Rail Leasing LP, Series 2018-1A, Class A1 3.820% 6/17/48 (a)	554,888	568,717
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	124,721	123,783
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	668,991	706,319
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	890,386	892,272
Triton Container Finance VI LLC, Series 2018-2A, Class A 4.190% 6/22/43 (a)	508,750	516,417
Upstart Securitization Trust, Series 2019-1, Class A 3.450% 4/20/26	375,000	375,113
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.540% 7/20/33 (a)	361,617	357,667

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2018-A, Class C, 4.020% 2/20/36 (a)	$262,513	$265,134
Welk Resorts LLC Series 2015-AA, Class A, 2.790% 6/16/31 (a)	64,240	63,073
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	199,649	196,846
Westgate Resorts LLC Series 2017-1A, Class A, 3.050% 12/20/30 (a)	183,350	182,384
Series 2015-2A, Class A, 3.200% 7/20/28 (a)	88,854	88,720
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	336,294	337,152
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	254,137	259,426
Wingstop Funding LLC, Series 2018-1, Class A2 4.970% 12/05/48 (a)	130,000	135,408
		41,992,545
Student Loans ABS — 15.4%
Access Group, Inc. Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 3.190% FRN 7/25/56 (a)	214,386	208,495
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.990% FRN 7/25/58 (a)	140,000	132,658
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	1,200,000	1,184,030
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.690% FRN 7/01/38	28,973	28,334
College Ave Student Loans LLC, Series 2018-A, Class A1, 3.686% FRN 12/26/47 (a) (b)	573,491	569,137
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 3.277% FRN 1/15/37	201,295	189,713
Commonbond Student Loan Trust Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	230,000	231,062
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	230,000	231,839
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	202,000	203,563
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	155,569	157,334
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (a)	$78,054	$74,484
DRB Prime Student Loan Trust Series 2015-A, Class A3, 2.320% 4/25/30	7,551	7,529
Series 2015-B, Class A3, 2.540% 4/27/26 (a)	19,833	19,689
Series 2015-A, Class A2, 3.060% 7/25/31 (a)	71,985	72,250
Series 2015-D, Class A2, 3.200% 1/25/40 (a)	508,840	510,415
Series 2015-D, Class A1, 4.190% 1/25/40 (a)	111,879	113,353
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.390% FRN 10/25/44 (a)	509,703	513,283
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.486% FRN 4/25/40 (a)	83,159	84,839

	Principal Amount	Value
Earnest Student Loan Program LLC Series 2016-C, Class A2, 2.680% 7/25/35 (a)	246,700	247,392
Series 2016-D, Class A2, 2.720% 1/25/41 (a)	217,676	217,123
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.536% FRN 2/26/35 (a)	110,567	112,071
ECMC Group Student Loan Trust Series 2018-2A, Class A, 3.286% FRN 9/25/68 (a) (b)	527,559	523,060
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.686% FRN 12/27/66 (a)	835,702	836,745
EdLinc Student Loan Funding, Series 2017-A, Class A,, 4.350% FRN 12/01/47 (a) (b)	541,249	541,310
Education Loan Asset-Backed Trust I, Series 2013-1, Class A1, 1 mo. USD LIBOR + .800% 3.286% FRN 6/25/26 (a)	276,444	276,769
ELFI Graduate Loan Program LLC Series 2018-A, Class A1, 3.236% FRN 8/25/42 (a) (b)	463,925	463,355
Series 2018-A, Class B, 4.000% 8/25/42 (a)	250,000	251,759
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS FRN 1/01/44 (a)	950,000	836,913
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310% 2.919% FRN 9/27/35	5,102	5,094

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Laurel Road Prime Student Loan Trust, Series 2017-B, Class CFX 3.610% 8/25/42 (a)	$283,121	$277,416
Navient Private Education Loan Trust Series 2018-BA, Class A2B, 3.204% FRN 12/15/59 (a) (b)	170,000	169,198
Series 2017-A, Class A2B, 3.384% FRN 12/16/58 (a) (b)	500,000	499,999
Navient Private Education Refi Loan Trust Series 2018-A, Class A1, 2.530% 2/18/42 (a)	316,175	315,448
Series 2019-A, Class A2A, 3.420% 1/15/43 (a)	291,000	295,474
Navient Student Loan Trust Series 2018-1A, Class A3, 3.206% FRN 3/25/67 (a) (b)	850,000	840,679
Series 2017-5A, Class A, 3.286% FRN 7/26/66 (a) (b)	332,806	333,215
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 3.636% FRN 7/26/66 (a)	750,000	761,260
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.736% FRN 6/25/65 (a)	636,229	644,741
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.786% FRN 3/25/66 (a)	560,000	575,916
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	148,165	149,149
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.236% FRN 12/26/40 (a)	205,763	205,111
Nelnet Student Loan Trust Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.707% FRN 3/23/37	218,877	216,950
Series 2007-2A, Class A4A2, 28 day ARS 2.856% FRN 6/25/35 (a)	600,000	595,459
Series 2005-1, Class A5, 3 mo. USD LIBOR + .110% 2.881% FRN 10/25/33	210,127	207,726
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 10/25/47 (a)	270,000	259,680
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 6/25/54 (a)	130,000	128,255
Northstar Education Finance, Inc., Series 2005-1, Class A5, 3 mo. USD LIBOR + .750% 3.515% FRN 10/30/45	198,587	197,316
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.436% FRN 11/25/65 (a)	$495,929	$497,821
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.884% FRN 2/15/45	355,120	334,993
SLM Student Loan Trust Series 06-2, Class R, 0.000%1/25/41 (c) (d)	1,396	572,360
Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.881% FRN 1/26/43	113,048	110,208
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.911% FRN 10/25/28	239,582	238,251
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.921% FRN 3/25/44	940,000	907,090
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.971% FRN 1/27/42	1,100,306	1,021,742
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.981% FRN 10/25/40	424,710	397,356
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.991% FRN 3/25/44	670,032	633,126
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 3.061% FRN 1/25/44	579,199	537,386
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 3.071% FRN 7/25/25	137,456	136,848

	Principal Amount	Value
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 3.071% FRN 1/25/41	429,127	410,332
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 3.081% FRN 1/25/55	171,449	162,160
Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550% 3.321% FRN 10/25/64 (a)	850,000	844,863
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 3.371% FRN 1/25/41	709,018	709,898
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.371% FRN 10/25/65 (a)	2,150,000	2,132,737
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.521% FRN 1/25/40	770,000	763,864

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2013-4, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 12/28/70	$120,000	$116,877
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	50,000	50,000
SMB Private Education Loan Trust Series 2018-C, Class A2B, 3.234% FRN 11/15/35 (a) (b)	500,000	498,752
Series 2019-A, Class A2B, 3.510% FRN 7/15/36 (a) (b)	504,000	504,000
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 3.584% FRN 9/15/34 (a)	252,696	254,533
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 3.634% FRN 5/15/26 (a)	375,889	378,451
Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 3.934% FRN 2/17/32 (a)	107,037	108,601
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (a)	200	175,000
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	1,000,000	648,040
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	1,000,000	718,200
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	956,000	329,342
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	1,314,800	383,368
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 3.436% FRN 1/25/39 (a)	64,397	64,447
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.686% FRN 6/25/33 (a)	109,684	110,639
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 4.236% FRN 8/25/36 (a)	116,517	118,351
		30,386,226
WL Collateral CMO — 6.2%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.657% VRN 8/25/34 (b)	5,340	5,279
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	772	713
Series 2004-2, Class 1A1, 4.619% VRN 2/25/34 (b)	3,499	3,289
Deephaven Residential Mortgage Trust Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	365,900	362,604
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (b)	$710,757	$715,734
Series 2018-3A, Class A3, 3.963% VRN 8/25/58 (a) (b)	646,205	654,188
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	852,075	862,007
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.103% VRN 8/25/34 (b)	1,109	1,083
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.048% VRN 8/25/34 (b)	7,505	7,202
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	391,356	391,633
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	588,532	587,114
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (b)	521,460	521,927
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	542,005	543,748

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 2.750% VRN 2/25/34 (b)	486	440
Series 2003-A4, Class IA, 4.666% VRN 7/25/33 (b)	469	456
New Residential Mortgage Loan Trust Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (b)	305,731	308,974
Series 2019-NQM2, Class A3, 3.752% 4/25/49	240,000	241,134
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	771,792	777,454
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 5.340% FRN 2/25/23 (a) (b)	250,000	250,545
PSMC Trust Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	572,684	574,041
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (b)	603,189	604,980
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	407,765	403,023
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	688,361	688,866
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (b)	550,907	551,298
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	336,583	341,153
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	803,443	814,331
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	537,188	545,711

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Series 2018-7, Class A4, 4.000% VRN 9/25/48 (a) (b)	$220,585	$223,553
Series 2019-1, Class A4, 4.000% VRN 2/25/49 (a) (b)	194,992	198,628
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, 3.000% VRN 10/25/31 (a) (b)	751,438	742,264
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.558% VRN 3/25/34 (b)	4,270	4,160
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4, 3.500% VRN 7/25/48 (a) (b)	315,051	315,296
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.797% FRN 4/25/44	11,521	11,348
		12,254,176

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $107,000,960)		107,284,662

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.7%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp. Series 4720, Class A 3.000% 3/15/41	360,306	360,485
Federal National Mortgage Association Series 2015-80, Class CA, 3.000% 4/25/40	596,021	595,436
Series 2015-63, Class KA, 3.000% 1/25/41	282,057	282,611
Government National Mortgage Association Series 2014-131, Class BW 3.889% 5/20/41 (b)	115,769	121,957
		1,360,489
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #C01079 7.500% 10/01/30	282	323
Pool #C01135 7.500% 2/01/31	979	1,116
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.644% 4.179% FRN 5/01/34	8,088	8,433
Pool #725692 1 year CMT + 2.138% 4.315% FRN 10/01/33	17,212	18,077
Pool #888586 1 year CMT + 2.199% 4.420% FRN 10/01/34	18,034	18,987
Pool #575667 7.000% 3/01/31	2,278	2,603
Pool #529453 7.500% 1/01/30	489	559
Pool #531196 7.500% 2/01/30	59	67
Pool #530299 7.500% 3/01/30	$63	$70
Pool #535996 7.500% 6/01/31	1,068	1,221
Pool #523499 8.000% 11/01/29	51	58
Pool #252926 8.000% 12/01/29	23	26
Pool #532819 8.000% 3/01/30	29	34
Pool #534703 8.000% 5/01/30	495	569
Pool #253437 8.000% 9/01/30	27	31
Pool #253481 8.000% 10/01/30	12	14
Pool #190317 8.000% 8/01/31	570	656
Pool #596656 8.000% 8/01/31	126	128
Pool #602008 8.000% 8/01/31	754	866
Pool #597220 8.000% 9/01/31	605	701
Government National Mortgage Association Pool #371146 7.000% 9/15/23	57	60
Pool #352022 7.000% 11/15/23	811	863
Pool #491089 7.000% 12/15/28	1,579	1,716
Pool #478658 7.000% 5/15/29	402	453

	Principal Amount	Value
Pool #500928 7.000% 5/15/29	767	861
Pool #499410 7.000% 7/15/29	234	264
Pool #510083 7.000% 7/15/29	167	187
Pool #493723 7.000% 8/15/29	469	530
Pool #581417 7.000% 7/15/32	2,269	2,576
Government National Mortgage Association II Pool #008746 1 year CMT + 1.500% 4.125% FRN 11/20/25	760	773
Pool #080136 1 year CMT + 1.500% 4.125% FRN 11/20/27	148	151
		62,973

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,438,929)		1,423,462

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bonds & Notes — 0.9%
U.S. Treasury Note 8.000% 11/15/21 (f)	1,520,000	1,738,928

U.S. TREASURY OBLIGATIONS (Cost $1,748,150)		1,738,928

TOTAL BONDS & NOTES (Cost $189,625,582)		190,030,658

TOTAL PURCHASED OPTIONS (#) — 1.0% (Cost $2,011,623)		2,019,926

TOTAL LONG-TERM INVESTMENTS (Cost $191,637,205)		192,050,584

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 2.8%
Commercial Paper — 2.8%
Bell Canada 2.917% 7/12/19 (a)	$1,900,000	$1,884,372
CVS Corp. 2.658% 4/01/19 (a)	2,000,000	1,999,570
FMC Technologies, Inc. 2.830% 4/05/19 (a)	600,000	599,691
NextEra Energy Capital Holdings, Inc. 2.864% 4/23/19 (a)	1,000,000	998,106
		5,481,739

TOTAL SHORT-TERM INVESTMENTS (Cost $5,482,755)		5,481,739

TOTAL INVESTMENTS — 100.3% (Cost $197,119,960) (g)		197,532,323

Other Assets/(Liabilities) — (0.3)%		(666,223)

NET ASSETS — 100.0%		$196,866,100

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $116,083,668 or 58.97% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $572,360 or 0.29% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Swaptions contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	6,340,000	USD	6,340,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 12/15/42, Exercise Rate 2.44%	$316,951	$303,828	$(13,123)
Credit Suisse International	7,310,000	USD	7,310,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 2/02/43, Exercise Rate 2.61%	350,880	391,052	40,172
							667,831	694,880	27,049

The accompanying notes are an integral part of the portfolio of investments.

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
Barclays Bank PLC	12,910,000	USD	12,910,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 12/15/42, Exercise Rate 2.94%	$645,410	$654,175	$8,765
Credit Suisse International	14,580,000	USD	14,580,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 2/02/43, Exercise Rate 3.11%	698,382	670,871	(27,511)
							1,343,792	1,325,046	(18,746)
							$2,011,623	$2,019,926	$8,303

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	6/19/19	206	$25,180,950	$408,113

Short
90 Day Eurodollar	6/17/19	2	$(486,918)	$(357)
U.S. Treasury Ultra 10 Year	6/19/19	83	(10,811,724)	(209,120)
U.S. Treasury Note 2 Year	6/28/19	164	(34,818,394)	(128,981)
U.S. Treasury Note 5 Year	6/28/19	545	(62,557,360)	(568,968)
90 Day Eurodollar	9/16/19	3	(730,303)	(1,247)
90 Day Eurodollar	12/16/19	3	(730,078)	(1,697)
90 Day Eurodollar	3/16/20	2	(487,093)	(1,332)
90 Day Eurodollar	6/15/20	2	(487,381)	(1,494)
90 Day Eurodollar	9/14/20	2	(487,593)	(1,607)
90 Day Eurodollar	12/14/20	2	(487,568)	(1,707)
90 Day Eurodollar	3/15/21	2	(487,743)	(1,657)
90 Day Eurodollar	9/13/21	3	(731,728)	(2,297)
90 Day Eurodollar	3/14/22	3	(731,503)	(2,185)
90 Day Eurodollar	9/19/22	3	(731,203)	(2,110)
90 Day Eurodollar	3/13/23	2	(487,168)	(1,432)
90 Day Eurodollar	12/18/23	3	(730,078)	(2,110)
90 Day Eurodollar	12/16/24	7	(1,701,415)	(4,748)
				$(933,049)

The accompanying notes are an integral part of the portfolio of investments.

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	410,000	5/11/63	Monthly	3.000%	CMBX.NA.6† (Rating: BBB-)	$(52,312)	$253	$(52,059)
Goldman Sachs International	USD	410,000	5/11/63	Monthly	3.000%	CMBX.NA.6† (Rating: BBB-)	(16,553)	(35,506)	(52,059)
Goldman Sachs International	USD	150,000	5/11/63	Monthly	3.000%	CMBX.NA.6† (Rating: BBB-)	(7,028)	(12,018)	(19,046)
							$(75,893)	$(47,271)	$(123,164)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 3.8%
Iron & Steel — 1.2%
Allegheny Technologies, Inc. (a)	52,155	$1,333,603
Mining — 2.6%
Compass Minerals International, Inc.	19,540	1,062,390
Kaiser Aluminum Corp.	17,135	1,794,549
		2,856,939
		4,190,542
Communications — 3.0%
Internet — 1.9%
Etsy, Inc. (a)	17,110	1,150,134
Q2 Holdings, Inc. (a)	14,880	1,030,589
		2,180,723
Media — 1.1%
Houghton Mifflin Harcourt Co. (a)	163,280	1,187,046
		3,367,769
Consumer, Cyclical — 14.9%
Airlines — 1.1%
Spirit Airlines, Inc. (a)	22,480	1,188,293
Auto Manufacturers — 0.7%
Navistar International Corp. (a)	24,470	790,381
Auto Parts & Equipment — 1.4%
Visteon Corp. (a)	23,760	1,600,236
Distribution & Wholesale — 1.2%
Dorman Products, Inc. (a)	15,860	1,397,107
Retail — 10.5%
AutoNation, Inc. (a)	32,790	1,171,259
BJ’s Wholesale Club Holdings, Inc. (a)	37,860	1,037,364
The Children’s Place, Inc.	16,710	1,625,549
Jack in the Box, Inc.	23,920	1,938,955
The Michaels Cos., Inc. (a)	61,920	707,126
Nu Skin Enterprises, Inc. Class A	12,060	577,192
Suburban Propane Partners LP (b)	79,870	1,789,887
Texas Roadhouse, Inc.	20,880	1,298,527
The Wendy’s Co.	83,790	1,499,003
		11,644,862
		16,620,879
Consumer, Non-cyclical — 18.4%
Biotechnology — 1.7%
Emergent BioSolutions, Inc. (a)	21,020	1,061,931
Ligand Pharmaceuticals, Inc. (a) (c)	6,230	783,173
		1,845,104
Commercial Services — 5.2%
ASGN, Inc. (a)	36,201	2,298,402
Korn/Ferry International	55,131	$2,468,766
Paylocity Holding Corp. (a)	11,860	1,057,793
		5,824,961
Health Care – Products — 5.4%
AtriCure, Inc. (a)	20,940	560,983

	Number of Shares	Value
Inogen, Inc. (a)	3,470	330,934
Inspire Medical Systems, Inc. (a)	18,249	1,036,178
Intersect ENT, Inc. (a)	24,760	796,034
Quidel Corp. (a)	16,700	1,093,349
Repligen Corp. (a)	17,330	1,023,856
Wright Medical Group NV (a)	35,380	1,112,701
		5,954,035
Health Care – Services — 3.3%
Addus HomeCare Corp. (a)	12,992	826,161
LHC Group, Inc. (a)	15,820	1,753,805
Teladoc Health, Inc. (a)	19,370	1,076,972
		3,656,938
Household Products & Wares — 1.1%
Acco Brands Corp.	145,360	1,244,282
Pharmaceuticals — 1.7%
Senseonics Holdings, Inc. (a) (c)	122,880	301,056
TherapeuticsMD, Inc. (a) (c)	120,630	587,468
uniQure NV (a)	9,300	554,745
Zogenix, Inc. (a) (c)	8,030	441,730
		1,884,999
		20,410,319
Energy — 2.9%
Energy – Alternate Sources — 0.8%
Renewable Energy Group, Inc. (a) (c)	39,879	875,743
Oil & Gas — 1.2%
Matador Resources Co. (a)	68,985	1,333,480
Pipelines — 0.9%
Noble Midstream Partners LP (b)	27,785	1,000,538
		3,209,761
Financial — 22.4%
Banks — 6.1%
The Bank of NT Butterfield & Son Ltd.	31,819	1,141,666
BankUnited, Inc.	36,669	1,224,744
Cathay General Bancorp	20,000	678,200
Chemical Financial Corp.	25,332	1,042,665
Customers Bancorp, Inc. (a)	27,780	508,652
Heritage Financial Corp.	30,080	906,611
IBERIABANK Corp.	17,370	1,245,603
		6,748,141
Diversified Financial Services — 2.5%
Federated Investors, Inc. Class B	25,730	754,146

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Focus Financial Partners, Inc. Class A (a)	15,900	$566,676
Stifel Financial Corp.	27,360	1,443,514
		2,764,336
Insurance — 1.6%
James River Group Holdings Ltd.	20,165	808,214
ProAssurance Corp.	28,610	990,192
		1,798,406
Real Estate Investment Trusts (REITS) — 7.1%
Brandywine Realty Trust	98,140	1,556,500
DiamondRock Hospitality Co.	105,860	1,146,464
EPR Properties	15,090	1,160,421
Four Corners Property Trust, Inc.	72,520	2,146,592
National Storage Affiliates Trust	67,270	1,917,868
		7,927,845
Savings & Loans — 5.1%
Berkshire Hills Bancorp, Inc.	28,350	772,254
OceanFirst Financial Corp.	40,180	966,731
Pacific Premier Bancorp, Inc.	21,480	569,864
Sterling Bancorp	73,060	1,361,108
WSFS Financial Corp.	51,517	1,988,556
		5,658,513
		24,897,241
Industrial — 15.7%
Building Materials — 2.1%
Masonite International Corp. (a)	24,373	1,215,969
Summit Materials, Inc. Class A (a)	71,549	1,135,483
		2,351,452
Electrical Components & Equipment — 2.9%
Energizer Holdings, Inc.	33,190	1,491,227
Generac Holdings, Inc. (a)	33,200	1,700,836
		3,192,063
Electronics — 0.7%
Atkore International Group, Inc. (a)	33,800	727,714
Engineering & Construction — 2.9%
Dycom Industries, Inc. (a)	15,440	709,314
KBR, Inc.	76,136	1,453,436
TopBuild Corp. (a)	17,130	1,110,366
		3,273,116
Environmental Controls — 2.3%
Advanced Disposal Services, Inc. (a)	52,788	1,478,064
Evoqua Water Technologies Corp. (a)	83,530	1,050,807
		2,528,871
Machinery – Diversified — 0.4%
The Manitowoc Co., Inc. (a)	29,557	485,030
Metal Fabricate & Hardware — 1.2%
Rexnord Corp. (a)	53,700	1,350,018
Miscellaneous – Manufacturing — 0.9%
EnPro Industries, Inc.	14,810	$954,505
Transportation — 1.5%
CryoPort, Inc. (a) (c)	25,660	331,527
Genesee & Wyoming, Inc. Class A (a)	15,800	1,376,812
		1,708,339
Trucking & Leasing — 0.8%
The Greenbrier Cos., Inc.	28,140	906,952
		17,478,060

	Number of Shares	Value
Technology — 12.7%
Computers — 3.3%
CACI International, Inc. Class A (a)	14,681	2,672,236
Perspecta, Inc.	52,688	1,065,351
		3,737,587
Semiconductors — 2.8%
Brooks Automation, Inc.	37,240	1,092,249
MKS Instruments, Inc.	21,720	2,021,046
		3,113,295
Software — 6.6%
Blackline, Inc. (a)	20,040	928,253
Bottomline Technologies de, Inc. (a)	18,660	934,679
Envestnet, Inc. (a)	14,350	938,346
j2 Global, Inc.	23,841	2,064,631
Zynga, Inc. Class A (a)	460,772	2,455,915
		7,321,824
		14,172,706
Utilities — 3.9%
Electric — 2.7%
Black Hills Corp.	22,110	1,637,688
NorthWestern Corp.	19,920	1,402,567
		3,040,255
Gas — 1.2%
South Jersey Industries, Inc.	41,250	1,322,887
		4,363,142

TOTAL COMMON STOCK (Cost $94,826,209)		108,710,419

TOTAL EQUITIES (Cost $94,826,209)		108,710,419

MUTUAL FUNDS — 2.4%
Diversified Financial Services — 2.4%
State Street Navigator Securities Lending Prime Portfolio (d)	2,611,995	2,611,995

TOTAL MUTUAL FUNDS (Cost $2,611,995)		2,611,995

TOTAL LONG-TERM INVESTMENTS (Cost $97,438,204)		111,322,414

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (e)	$2,522,336	$2,522,336

TOTAL SHORT-TERM INVESTMENTS (Cost $2,522,336)		2,522,336

TOTAL INVESTMENTS — 102.4% (Cost $99,960,540) (f)		113,844,750

Other Assets/(Liabilities) — (2.4)%		(2,617,183)

NET ASSETS — 100.0%		$111,227,567

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $2,550,061 or 2.29% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,522,599. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $2,576,704.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.5%

COMMON STOCK — 95.5%
Basic Materials — 8.9%
Chemicals — 8.9%
The Chemours Co.	43,100	$1,601,596
Ingevity Corp. (a)	6,639	701,145
Rayonier Advanced Materials, Inc.	4,600	62,376
		2,365,117
		2,365,117
Communications — 11.4%
Media — 11.4%
Altice USA, Inc.	54,700	1,174,956
Cable One, Inc.	500	490,690
Liberty Broadband Corp. Class A (a)	3,500	320,740
Liberty Latin America Ltd. Class A (a)	54,100	1,046,294
		3,032,680
		3,032,680
Consumer, Cyclical — 6.0%
Auto Parts & Equipment — 3.6%
Garrett Motion, Inc. (a)	64,306	947,227
Home Furnishing — 1.7%
Hamilton Beach Brands Holding Co. Class A	21,200	454,952
Leisure Time — 0.3%
Brunswick Corp.	1,500	75,495
Retail — 0.4%
J Alexander’s Holdings, Inc. (a)	11,500	112,930
		1,590,604
Consumer, Non-cyclical — 26.0%
Commercial Services — 13.7%
PayPal Holdings, Inc. (a)	35,000	3,634,400
Health Care – Products — 4.9%
Danaher Corp.	5,400	712,908
Varex Imaging Corp. (a)	7,500	254,100
West Pharmaceutical Services, Inc.	3,100	341,620
		1,308,628
Pharmaceuticals — 7.4%
Zoetis, Inc.	19,700	1,983,199
		6,926,227
Energy — 2.3%
Oil & Gas — 2.3%
Marathon Petroleum Corp.	3,091	184,996
Murphy USA, Inc. (a)	5,000	428,100
		613,096
		613,096
Financial — 4.8%
Banks — 0.5%
City Holding Co.	1,809	$137,828

Diversified Financial Services — 1.1%
Synchrony Financial	9,540	304,326
Real Estate Investment Trusts (REITS) — 3.2%
Four Corners Property Trust, Inc.	10,300	304,880

	Number of Shares	Value
Gaming and Leisure Properties, Inc.	13,900	536,123
		841,003
		1,283,157
Industrial — 22.0%
Electronics — 17.3%
Allegion PLC	8,500	771,035
Fortive Corp.	5,900	494,951
Honeywell International, Inc.	3,060	486,296
Keysight Technologies, Inc. (a)	31,870	2,779,064
nVent Electric PLC	2,340	63,133
Resideo Technologies, Inc. (a)	510	9,838
		4,604,317
Engineering & Construction — 4.1%
Arcosa, Inc.	25,600	782,080
Jacobs Engineering Group, Inc.	4,100	308,279
		1,090,359
Machinery – Construction & Mining — 0.6%
Oshkosh Corp.	2,002	150,410
		5,845,086
Technology — 14.1%
Computers — 9.1%
DXC Technology Co.	29,874	1,921,197
Perspecta, Inc.	25,437	514,336
		2,435,533
Software — 5.0%
Covetrus, Inc. (a)	41,400	1,318,590
		3,754,123

TOTAL COMMON STOCK (Cost $21,225,329)		25,410,090

TOTAL EQUITIES (Cost $21,225,329)		25,410,090

TOTAL LONG-TERM INVESTMENTS (Cost $21,225,329)		25,410,090

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.5%
Repurchase Agreement — 4.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (b)	$1,204,215	$1,204,215

TOTAL SHORT-TERM INVESTMENTS (Cost $1,204,215)		1,204,215

TOTAL INVESTMENTS — 100.0% (Cost $22,429,544) (c)		26,614,305

Other Assets/(Liabilities) — (0.0)%		(12,019)

NET ASSETS — 100.0%		$26,602,286

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,204,340. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,228,769.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 97.0%
Bermuda — 2.6%
Credicorp Ltd.	7,710	$1,850,014
Jardine Strategic Holdings Ltd.	49,489	1,855,941
		3,705,955
Brazil — 3.7%
Atacadao Distribuicao Comercio e Industria Ltda	333,500	1,711,217
B3 SA — Brasil Bolsa Balcao	246,265	2,020,262
Itau Unibanco Holding SA Sponsored ADR	75,805	667,842
Vale SA Sponsored ADR	74,120	968,007
		5,367,328
Cayman Islands — 18.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	54,100	9,870,545
Huazhu Group Ltd. ADR	92,299	3,889,480
Hutchison China MediTech Ltd. ADR (a) (b)	13,437	410,903
Innovent Biologics, Inc. (a) (c)	66,500	243,970
Meituan Dianping, Class B (a)	235,300	1,588,472
Meituan Dianping, Class B (a) (d)	159,800	1,023,032
Pinduoduo, Inc. ADR (a) (b)	16,110	399,528
Ping An Healthcare and Technology Co. Ltd. (a) (c)	8,670	49,008
StoneCo Ltd. Class A (a) (b)	2,830	116,341
Sunny Optical Technology Group Co. Ltd.	74,300	887,156
Tencent Holdings Ltd.	122,359	5,626,260
Tencent Music Entertainment Group (a) (d)	31	561
Wuxi Biologics Cayman, Inc. (a) (c)	93,500	909,207
ZTO Express Cayman, Inc. ADR	85,410	1,561,295
		26,575,758
Chile — 1.2%
Banco de Chile	1,497,247	220,438
SACI Falabella	210,061	1,561,941
		1,782,379
China — 6.1%
China International Capital Corp. Ltd. Class H (c)	314,400	728,022
Dong-E-E-Jiao Co. Ltd.	98,199	693,888
Jiangsu Hengrui Medicine Co. Ltd. Class A	403,260	3,938,759
Ping An Insurance Group Co. of China Ltd. Class A	132,546	1,521,789
Shanghai Junshi Bioscience Class H (a) (c)	55,000	209,493
Sinopharm Group Co. Ltd. Class H	433,000	$1,803,562
		8,895,513
Colombia — 0.5%
Grupo Aval Acciones y Valores SA ADR	99,560	775,572
Egypt — 0.5%
Commercial International Bank Egypt SAE	168,489	666,470

France — 6.4%
Kering SA	10,635	6,116,188
LVMH Moet Hennessy Louis Vuitton SE	8,346	3,077,839
		9,194,027
Hong Kong — 4.9%
AIA Group Ltd.	449,600	4,475,320
Hong Kong Exchanges & Clearing Ltd.	76,636	2,670,714
		7,146,034

	Number of Shares	Value
India — 11.3%
Bandhan Bank Ltd. (c)	25,382	192,368
Biocon Ltd.	89,139	787,859
Cholamandalam Investment & Finance Co. Ltd.	25,439	532,778
Housing Development Finance Corp. Ltd.	187,336	5,313,325
Kotak Mahindra Bank Ltd.	242,669	4,677,776
Oberoi Realty Ltd.	38,758	292,247
Odisha Cement Ltd. (a)	24,963	355,773
Tata Consultancy Services Ltd.	61,631	1,779,773
UltraTech Cement Ltd.	13,225	763,670
Zee Entertainment Enterprises Ltd.	252,194	1,612,944
		16,308,513
Indonesia — 1.0%
Bank Central Asia Tbk PT	412,600	804,686
Indocement Tunggal Prakarsa Tbk PT	460,500	708,755
		1,513,441
Italy — 1.5%
Moncler SpA	21,368	863,688
PRADA SpA	439,400	1,306,969
		2,170,657
Mexico — 6.4%
Alsea SAB de CV	265,629	556,158
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	457,634	625,024
Fomento Economico Mexicano SAB de CV	254,592	2,346,781

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Fomento Economico Mexicano SAB de CV Sponsored ADR	11,370	$1,049,224
Grupo Aeroportuario del Sureste SAB de CV Class B	44,389	717,350
Grupo Financiero Inbursa SAB de CV Class O	760,607	1,052,532
Grupo Mexico SAB de CV Series B	789,322	2,160,949
Wal-Mart de Mexico SAB de CV	282,692	755,729
		9,263,747
Netherlands — 1.4%
Steinhoff International Holdings NV (a) (b)	425,519	55,458
Yandex NV Class A (a)	56,709	1,947,387
		2,002,845
Philippines — 3.5%
Ayala Corp.	27,640	494,937
Ayala Land, Inc.	1,145,900	980,208
BDO Unibank, Inc.	59,010	150,491
Jollibee Foods Corp.	136,020	821,361
SM Investments Corp.	97,930	1,743,504
SM Prime Holdings, Inc.	1,203,900	915,172
		5,105,673
Republic of Korea — 4.1%
Amorepacific Corp.	5,326	886,146
AMOREPACIFIC Group	4,639	284,857
LG Household & Health Care Ltd.	1,504	1,881,793
NAVER Corp.	2,607	285,211
Samsung Biologics Co. Ltd. (a) (c)	3,701	1,047,242
Samsung Electronics Co. Ltd.	37,990	1,493,940
		5,879,189
Russia — 6.5%
LUKOIL PJSC Sponsored ADR	13,530	1,212,880
LUKOIL PJSC Sponsored ADR	3,230	288,794
MMC Norilsk Nickel PJSC (b)	2,452	51,553
MMC Norilsk Nickel PJSC	1,148	239,632
MMC Norilsk Nickel PJSC ADR (Russia)	4,538	95,886
Novatek PJSC Sponsored GDR Registered	33,164	5,686,725
Polyus PJSC GDR (c) (d)	9,000	369,900
Sberbank of Russia PJSC	428,752	1,401,202
		9,346,572
South Africa — 2.3%
FirstRand Ltd.	502,414	2,193,961
Shoprite Holdings Ltd.	101,817	1,119,993
		3,313,954
Taiwan — 5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	939,000	7,511,940
Thailand — 0.5%
Siam Commercial Bank PCL	159,100	$661,768

Turkey — 1.4%
Akbank T.A.S. (a)	696,483	790,432
Anadolu Efes Biracilik Ve Malt Sanayii AS	140,852	442,414
BIM Birlesik Magazalar AS	24,324	332,508
Turkiye Garanti Bankasi AS	316,158	473,259
		2,038,613
United Arab Emirates — 1.0%
DP World PLC	51,653	826,401
Emaar Properties PJSC	464,127	593,106
		1,419,507
United Kingdom — 3.7%
Glencore PLC	1,296,881	5,393,845

	Number of Shares	Value
United States — 2.9%
MercadoLibre, Inc. (a)	3,500	1,777,055
Yum China Holdings, Inc.	52,380	2,352,386
		4,129,441

TOTAL COMMON STOCK (Cost $120,971,458)		140,168,741

PREFERRED STOCK — 1.0%
Brazil — 1.0%
Lojas Americanas SA 0.410%	320,300	1,371,890
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	503,840	40,729

TOTAL PREFERRED STOCK (Cost $1,604,830)		1,412,619

TOTAL EQUITIES (Cost $122,576,288)		141,581,360

MUTUAL FUNDS — 0.4%
United States — 0.4%
State Street Navigator Securities Lending Prime Portfolio (e)	657,440	657,440

TOTAL MUTUAL FUNDS (Cost $657,440)		657,440

TOTAL LONG-TERM INVESTMENTS (Cost $123,233,728)		142,238,800

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (f)	$3,335,038	$3,335,038

TOTAL SHORT-TERM INVESTMENTS (Cost $3,335,038)		3,335,038

TOTAL INVESTMENTS — 100.7% (Cost $126,568,766) (g)		145,573,838

Other Assets/(Liabilities) — (0.7)%		(1,066,934)

NET ASSETS — 100.0%		$144,506,904

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $635,698 or 0.44% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $3,749,210 or 2.59% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $1,393,493 or 0.96% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $3,335,385. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% – 1.875%, maturity dates ranging from 3/31/22 – 4/15/22, and an aggregate market value, including accrued interest, of $3,402,067.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund (“Asset Momentum Fund”)

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Fund (“Equity Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

1	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such other members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; broker quoted securities which may include brokers’ assumptions; and non-exchange traded equity securities and foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; and any securities acquired in a non-public offering for which there is no active market are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Equity Fund, Equity Rotation Fund, Small Cap Equity Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2019. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2019, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Asset Momentum Fund
Asset Investments
Common Stock	$3,547,953	$2,288,577 *	$-		$5,836,530
U.S. Treasury Obligations	-	2,986,606	-		2,986,606
Mutual Funds	16,441,665	-	-		16,441,665
Short-Term Investments	-	7,483,264	-		7,483,264
Total Investments	$19,989,618	$12,758,447	$-		$32,748,065
Asset Derivatives
Forward Contracts	$-	$1,426	$-		$1,426
Futures Contracts	506,930	-	-		506,930
Total	$506,930	$1,426	$-		$508,356
Liability Derivatives
Forward Contracts	$-	$(162,068)	$-		$(162,068)

Blend Fund
Asset Investments
Common Stock	$432,353,330	$-	$-		$432,353,330
Preferred Stock	510,400	-	-		510,400
Corporate Debt	-	95,309,711	-		95,309,711
Municipal Obligations	-	1,860,666	-		1,860,666
Non-U.S. Government Agency Obligations	-	82,265,556	737,590	**	83,003,146
Sovereign Debt Obligations	-	1,864,723	-		1,864,723
U.S. Government Agency Obligations and Instrumentalities	-	67,369,723	-		67,369,723
U.S. Treasury Obligations	-	4,587,245	-		4,587,245
Purchased Options	-	1,670,573	-		1,670,573
Mutual Funds	1,366,552	-	-		1,366,552
Short-Term Investments	-	50,848,858	-		50,848,858
Total Investments	$434,230,282	$305,777,055	$737,590		$740,744,927
Asset Derivatives
Futures Contracts	$866,554	$-	$-		$866,554
Liability Derivatives
Futures Contracts	$(228,971)	$-	$-		$(228,971)
Swap Agreements	-	(138,400)	-		(138,400)
Total	$(228,971)	$(138,400)	$-		$(367,371)

Dynamic Bond Fund
Asset Investments
Corporate Debt	$-	$119,937,645	$-		$119,937,645
Municipal Obligations	-	437,802	-		437,802
Non-U.S. Government Agency Obligations	-	108,786,043	-		108,786,043
Sovereign Debt Obligations	-	4,269,830	-		4,269,830
U.S. Government Agency Obligations and Instrumentalities	-	66,031,424	-		66,031,424
U.S. Treasury Obligations	-	94,693,503	-		94,693,503
Mutual Funds	16,851,074	-	-		16,851,074
Short-Term Investments	-	26,695,302	-		26,695,302
Total Investments	$16,851,074	$420,851,549	$-		$437,702,623

	Level 1	Level 2	Level 3		Total
High Yield Fund
Asset Investments
Common Stock	$598,769	$529,336	$-	+,**	$1,128,105
Preferred Stock	263,243	-	-		263,243
Bank Loans	-	8,726,649	-		8,726,649
Corporate Debt	-	110,267,610	-		110,267,610
Warrants	-	-	22,426	**	22,426
Mutual Funds	11,730,278	-	-		11,730,278
Total Investments	$12,592,290	$119,523,595	$22,426		$132,138,311

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$5,537,325	$-		$5,537,325
Municipal Obligations	-	84,190	-		84,190
Non-U.S. Government Agency Obligations	-	173,251,943	-		173,251,943
U.S. Government Agency Obligations and Instrumentalities	-	2,233,468	-		2,233,468
U.S. Treasury Obligations	-	312,246,974	-		312,246,974
Purchased Options	-	2,614,883	-		2,614,883
Short-Term Investments	-	115,869,139	-		115,869,139
Total Investments	$-	$611,837,922	$-		$611,837,922
Asset Derivatives
Futures Contracts	$5,298	$-	$-		$5,298
Swap Agreements	-	272,205	-		272,205
Total	$5,298	$272,205	$-		$277,503
Liability Derivatives
Futures Contracts	$(66,002)	$-	$-		$(66,002)
Swap Agreements	-	(695,249)	-		(695,249)
Total	$(66,002)	$(695,249)	$-		$(761,251)

Managed Bond Fund
Asset Investments
Preferred Stock	$2,424,400	$-	$-		$2,424,400
Corporate Debt	-	391,932,127	-		391,932,127
Municipal Obligations	-	6,999,893	-		6,999,893
Non-U.S. Government Agency Obligations	-	340,633,942	4,496,280	**	345,130,222
Sovereign Debt Obligations	-	6,953,655	-		6,953,655
U.S. Government Agency Obligations and Instrumentalities	-	278,608,016	-		278,608,016
U.S. Treasury Obligations	-	20,842,731	-		20,842,731
Purchased Options	-	10,212,682	-		10,212,682
Mutual Funds	5,338,422	-	-		5,338,422
Short-Term Investments	-	193,642,693	-		193,642,693
Total Investments	$7,762,822	$1,249,825,739	$4,496,280		$1,262,084,841
Asset Derivatives
Futures Contracts	$3,233,628	$-	$-		$3,233,628
Liability Derivatives
Futures Contracts	$(796,217)	$-	$-		$(796,217)
Swap Agreements	-	(845,639)	-		(845,639)
Total	$(796,217)	$(845,639)	$-		$(1,641,856)

	Level 1	Level 2	Level 3		Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$79,548,059	$-		$79,548,059
Municipal Obligations	-	35,547	-		35,547
Non-U.S. Government Agency Obligations	-	106,712,302	572,360	**	107,284,662
U.S. Government Agency Obligations and Instrumentalities	-	1,423,462	-		1,423,462
U.S. Treasury Obligations	-	1,738,928	-		1,738,928
Purchased Options	-	2,019,926	-		2,019,926
Short-Term Investments	-	5,481,739	-		5,481,739
Total Investments	$-	$196,959,963	$572,360		$197,532,323
Asset Derivatives
Futures Contracts	$408,113	$-	$-		$408,113
Liability Derivatives
Futures Contracts	$(933,049)	$-	$-		$(933,049)
Swap Agreements	-	(123,164)	-		(123,164)
Total	$(933,049)	$(123,164)	$-		$(1,056,213)

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$1,850,014	$1,855,941	$-		$3,705,955
Brazil	5,367,328	-	-		5,367,328
Cayman Islands	16,248,092	10,327,666	-		26,575,758
Chile	1,782,379	-	-		1,782,379
China	-	8,895,513	-		8,895,513
Colombia	775,572	-	-		775,572
Egypt	-	666,470	-		666,470
France	-	9,194,027	-		9,194,027
Hong Kong	-	7,146,034	-		7,146,034
India	-	16,308,513	-		16,308,513
Indonesia	-	1,513,441	-		1,513,441
Italy	-	2,170,657	-		2,170,657
Mexico	9,263,747	-	-		9,263,747
Netherlands	1,947,387	55,458	-		2,002,845
Philippines	-	5,105,673	-		5,105,673
Republic of Korea	-	5,879,189	-		5,879,189
Russia	239,632	9,106,940	-		9,346,572
South Africa	-	3,313,954	-		3,313,954
Taiwan	-	7,511,940	-		7,511,940
Thailand	661,768	-	-		661,768
Turkey	-	2,038,613	-		2,038,613
United Arab Emirates	-	1,419,507	-		1,419,507
United Kingdom	-	5,393,845	-		5,393,845
United States	4,129,441	-	-		4,129,441
Preferred Stock
Brazil	1,371,890	-	-		1,371,890
India	40,729	-	-		40,729
Mutual Funds	657,440	-	-		657,440
Short-Term Investments	-	3,335,038	-		3,335,038
Total Investments	$44,335,419	$101,238,419	$-		$145,573,838

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.
+	Represents a security at $0 value as of March 31, 2019.

The Funds, with the exception of the Blend Fund, Dynamic Bond Fund, Managed Bond Fund, Short-Duration Bond Fund, and Strategic Emerging Markets Fund, had no transfers between Levels of the fair value hierarchy during the period ended March 31, 2019. The Blend Fund, Dynamic Bond Fund, Managed Bond Fund, and Short-Duration Bond Fund had transfers between Levels of the fair value hierarchy during the period ended March 31, 2019; however, none of the transfers individually or collectively had a material impact on the Funds. The Funds recognize transfers between the Levels as of the beginning of the year.

The following table shows transfers Levels of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Strategic Emerging Markets Fund	$6,613,915	$172,709	$(172,709)	$(6,613,915)

*	Transfers occurred between Levels as inputs were more/less observable.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2019, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Asset Momentum Fund	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short- Duration Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	M
Directional Exposures to Currencies	A
Intention to Create Investment Leverage in Portfolio	M
Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	M	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Type of Derivative and Objective for Use	Asset Momentum Fund	Blend Fund	Inflation-Protected and Income Fund	Managed Bond Fund	Short-Duration Bond Fund
Interest Rate Swaps***
Hedging/Risk Management			A
Duration Management			A
Asset/Liability Management			M
Substitution for Direct Investment			M
Intention to Create Investment Leverage in Portfolio			M
Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Income		A	A	A	A
Substitution for Direct Investment		A	A	A	A
Intention to Create Investment Leverage in Portfolio		M	M	M	M
Options (Purchased)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Substitution for Direct Investment		A	A	A	A
Directional Investment		A	A	A	A
Intention to Create Investment Leverage in Portfolio		M	M	M	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At March 31, 2019, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Momentum Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,426	$-	$1,426
Futures Contracts	-	506,930	-	-	506,930
Total Value	$-	$506,930	$1,426	$-	$508,356
Liability Derivatives
Forward Contracts	$-	$-	$(162,068)	$-	$(162,068)

Blend Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$1,670,573	$1,670,573
Futures Contracts	-	-	-	866,554	866,554
Total Value	$-	$-	$-	$2,537,127	$2,537,127
Liability Derivatives
Futures Contracts	$-	$-	$-	$(228,971)	$(228,971)
Swap Agreements	(138,400)	-	-	-	(138,400)
Total Value	$(138,400)	$-	$-	$(228,971)	$(367,371)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$2,614,883	$2,614,883
Futures Contracts	-	-	-	5,298	5,298
Swap Agreements	-	-	-	272,205	272,205
Total Value	$-	$-	$-	$2,892,386	$2,892,386
Liability Derivatives
Futures Contracts	$-	$-	$-	$(66,002)	$(66,002)
Swap Agreements	(299,653)	-	-	(395,596)	(695,249)
Total Value	$(299,653)	$-	$-	$(461,598)	$(761,251)

Managed Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$10,212,682	$10,212,682
Futures Contracts	-	-	-	3,233,628	3,233,628
Total Value	$-	$-	$-	$13,446,310	$13,446,310
Liability Derivatives
Futures Contracts	$-	$-	$-	$(796,217)	$(796,217)
Swap Agreements	(845,639)	-	-	-	(845,639)
Total Value	$(845,639)	$-	$-	$(796,217)	$(1,641,856)

Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$2,019,926	$2,019,926
Futures Contracts	-	-	-	408,113	408,113
Total Value	$-	$-	$-	$2,428,039	$2,428,039
Liability Derivatives
Futures Contracts	$-	$-	$-	$(933,049)	$(933,049)
Swap Agreements	(123,164)	-	-	-	(123,164)
Total Value	$(123,164)	$-	$-	$(933,049)	$(1,056,213)

At March 31, 2019, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Asset Momentum Fund	143	$5,550,229	$-	$-
Blend Fund	476	-	1,090,000	34,020,000
Inflation-Protected and Income Fund	63	-	98,820,000	53,020,000
Managed Bond Fund	1,821	-	6,660,000	207,950,000
Short-Duration Bond Fund	1,037	-	970,000	41,140,000

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased swaptions, based on absolute values, at March 31, 2019.

Further details regarding the derivatives and other investments held by the Fund(s) at March 31, 2019, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2019, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

At March 31, 2019, the average balance outstanding for open reverse repurchase agreements for the Inflation-Protected and Income Fund was $245,537,120. The maximum balance outstanding for the Inflation-Protected and Income Fund was $268,456,805 during the period ended March 31, 2019. The weighted average maturity was 38 days, at a weighted average interest rate of 2.675%.

Average balance outstanding was calculated based on daily balances outstanding during the period that the Inflation-Protected and Income Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

The Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund may lend their securities; however, lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, respectively, taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2019, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2019.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among classes to which the expense relates based on relative net assets.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, Dynamic Bond Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the Asset Momentum Fund, Equity Fund, Equity Rotation Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$31,154,035	$1,758,973	$(164,943)	$1,594,030
Blend Fund	625,679,735	126,830,636	(11,765,444)	115,065,192
Dynamic Bond Fund	439,210,831	8,084,425	(9,592,633)	(1,508,208)
Equity Fund	670,071,583	147,868,115	(29,646,439)	118,221,676
Equity Rotation Fund	28,240,773	3,852,822	(461,151)	3,391,671
High Yield Fund	135,918,200	3,562,020	(7,341,909)	(3,779,889)
Inflation-Protected and Income Fund	606,352,815	7,789,380	(2,304,273)	5,485,107
Managed Bond Fund	1,255,830,031	16,446,940	(10,192,130)	6,254,810
Short-Duration Bond Fund	197,119,960	2,429,574	(2,017,211)	412,363
Small Cap Equity Fund	99,960,540	22,179,894	(8,295,684)	13,884,210
Special Situations Fund	22,429,544	5,016,399	(831,638)	4,184,761
Strategic Emerging Markets Fund	126,568,766	25,405,901	(6,400,829)	19,005,072

4.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provided for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date are required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information is subject to examination by the SEC staff.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The amendments modify fair value measurement disclosures and are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amount sought to be recovered from the Blend Fund and Small Cap Equity Fund are approximately $207,400 and $93,500, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset value depending on the net assets of each applicable Fund at the time of such judgment or settlement.